UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant each has a fiscal year end of July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

November 30, 2013

MFS® EMERGING MARKETS EQUITY FUND

FEM-SEM

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy continues to grow at a modest pace. U.S. job growth has picked up in recent months, and gross domestic product growth has accelerated each quarter.

The U.K. and eurozone economies are expanding again. China’s economy has regained traction, while Japan’s government and central bank have revived a once-struggling economy.

However, challenges still exist. The eurozone recovery remains uneven, with France at risk of sliding back into recession, and unemployment rates among the region’s northern countries differ substantially with rates in the south. China faces risks in its pursuit of greater domestic consumption. Japan is bracing itself for the national sales tax increase in April. The U.S. Federal Reserve remains a key focus for investors. As the nation’s economy improves, there are rising expectations that the Fed may start to shift away from its accommodative monetary policy.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Kia Motors Corp.	2.9%
Housing Development Finance Corp. Ltd.	2.4%
Cognizant Technology Solutions Corp., “A”	2.1%
Naspers Ltd.	2.1%
Hon Hai Precision Industry Co. Ltd.	1.9%
China Construction Bank	1.8%
Petroleo Brasileiro S.A., ADR	1.8%
China Unicom (Hong Kong) Ltd.	1.7%

Equity sectors
Financial Services	22.4%
Technology	16.7%
Utilities & Communications	8.7%
Retailing	8.7%
Energy	8.0%
Autos & Housing	7.0%
Special Products & Services	5.8%
Basic Materials	5.3%
Leisure	4.9%
Consumer Staples	4.6%
Industrial Goods & Services	3.0%
Health Care	2.0%
Transportation	1.5%

Issuer country weightings (x)
Brazil	17.0%
China	13.0%
South Korea	12.8%
Taiwan	9.4%
India	7.0%
Hong Kong	6.7%
Russia	5.6%
Mexico	5.4%
South Africa	4.1%
Other Countries	19.0%

2

Portfolio Composition – continued

Currency exposure weightings (y)
Hong Kong Dollar	20.0%
Brazilian Real	17.0%
South Korean Won	12.8%
Taiwan Dollar	9.4%
United States Dollar	9.3%
Indian Rupee	7.0%
Mexican Peso	5.4%
South African Rand	4.1%
Thailand Baht	2.5%
Other Currencies	12.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2013 through November 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2013 through November 30, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	1.66%	$1,000.00	$1,000.33	$8.32
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
B	Actual	2.42%	$1,000.00	$996.54	$12.11
	Hypothetical (h)	2.42%	$1,000.00	$1,012.94	$12.21
C	Actual	2.42%	$1,000.00	$996.46	$12.11
	Hypothetical (h)	2.42%	$1,000.00	$1,012.94	$12.21
I	Actual	1.42%	$1,000.00	$1,001.55	$7.12
	Hypothetical (h)	1.42%	$1,000.00	$1,017.95	$7.18
R1	Actual	2.42%	$1,000.00	$996.80	$12.11
	Hypothetical (h)	2.42%	$1,000.00	$1,012.94	$12.21
R2	Actual	1.92%	$1,000.00	$999.30	$9.62
	Hypothetical (h)	1.92%	$1,000.00	$1,015.44	$9.70
R3	Actual	1.67%	$1,000.00	$1,000.33	$8.37
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
R4	Actual	1.42%	$1,000.00	$1,001.30	$7.12
	Hypothetical (h)	1.42%	$1,000.00	$1,017.95	$7.18
R5	Actual	1.31%	$1,000.00	$1,002.16	$6.58
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Airlines - 0.4%
Copa Holdings S.A., “A”	19,616	$2,970,255

Alcoholic Beverages - 2.2%
AmBev S.A., ADR	1,029,570	$7,783,549
SABMiller PLC	191,020	9,858,221

		$17,641,770
Apparel Manufacturers - 4.1%
Belle International Holdings Ltd.	6,131,000	$7,544,483
Cia.Hering S.A.	346,000	4,591,413
Li & Fung Ltd.	8,614,000	11,733,258
Stella International Holdings	3,992,000	9,690,808

		$33,559,962
Automotive - 5.8%
Exide Industries Ltd.	3,091,845	$5,692,379
Ford Otomotiv Sanayi A.S.	463,053	5,962,745
Guangzhou Automobile Group Co. Ltd., “H”	9,082,000	12,066,145
Kia Motors Corp.	411,030	23,458,577

		$47,179,846
Brokerage & Asset Managers - 1.1%
BM&F Bovespa S.A.	1,271,400	$6,416,594
Bolsa Mexicana de Valores S.A. de C.V.	990,800	2,362,468

		$8,779,062
Business Services - 2.8%
Cognizant Technology Solutions Corp., “A” (a)	185,300	$17,397,817
LPS Brasil - Consultoria de Imoveis S.A.	524,100	3,589,572
Multiplus S.A.	169,600	2,127,169

		$23,114,558
Cable TV - 3.1%
Astro Malaysia Holdings Berhad	9,361,800	$8,481,680
Naspers Ltd.	178,122	16,987,681

		$25,469,361
Computer Software - Systems - 2.6%
Asustek Computer, Inc.	672,000	$5,915,253
Hon Hai Precision Industry Co. Ltd.	5,731,739	15,106,969

		$21,022,222

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.8%
First Pacific Co. Ltd.	5,443,250	$6,248,821

Construction - 1.3%
Anhui Conch Cement Co. Ltd.	2,645,000	$10,320,503

Consumer Products - 1.4%
Dabur India Ltd.	3,468,238	$9,193,689
Kimberly-Clark de Mexico S.A. de C.V., “A”	863,810	2,566,516

		$11,760,205
Consumer Services - 2.2%
Abril Educacao S.A., IEU	192,400	$2,821,636
Anhanguera Educacional Participacoes S.A.	458,200	3,110,762
Estacio Participacoes S.A.	655,800	5,617,293
Kroton Educacional S.A.	364,444	6,170,010

		$17,719,701
Electronics - 11.1%
Samsung Electronics Co. Ltd.	24,730	$34,911,292
Seoul Semiconductor Co. Ltd.	216,827	8,564,083
Siliconware Precision Industries Co. Ltd.	11,800,000	13,955,532
Taiwan Semiconductor Manufacturing Co. Ltd.	9,413,695	33,399,945

		$90,830,852
Energy - Independent - 3.6%
China Shenhua Energy Co. Ltd.	3,957,000	$13,423,681
INPEX Corp.	414,100	4,803,034
Reliance Industries Ltd.	819,686	11,191,488

		$29,418,203
Energy - Integrated - 3.5%
OAO Gazprom, ADR	1,099,540	$9,489,030
OAO NOVATEK, GDR	37,350	4,911,525
Petroleo Brasileiro S.A., ADR	909,670	14,500,140

		$28,900,695
Engineering - Construction - 0.9%
Mills Estruturas e Servicos de Engenharia S.A.	354,200	$4,760,875
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	224,000	2,635,666

		$7,396,541
Food & Beverages - 1.0%
Arca Continental S.A.B de C.V.	391,192	$2,451,740
M. Dias Branco S.A. Industria e Comercio de Alimentos	118,400	5,432,685

		$7,884,425

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 3.0%
Dairy Farm International Holdings Ltd.	458,100	$4,745,916
E-Mart Co. Ltd.	37,409	9,526,340
Magnit OJSC	21,653	6,009,914
Wumart Stores, Inc., “H”	2,893,000	4,477,953

		$24,760,123
Forest & Paper Products - 0.5%
Fibria Celulose S.A. (a)	373,400	$4,441,927

Gaming & Lodging - 1.2%
Minor International PLC	4,157,300	$3,146,135
Shangri-La Asia Ltd.	3,392,000	6,492,913

		$9,639,048
General Merchandise - 1.5%
Mr. Price Group Ltd.	276,877	$4,207,032
PT Mitra Adiperkasa Tbk	3,141,500	1,280,235
Woolworths Ltd.	959,302	6,959,900

		$12,447,167
Health Maintenance Organizations - 0.5%
OdontoPrev S.A.	1,025,500	$4,170,305

Insurance - 3.2%
Brasil Insurance Participacoes e Administracao S.A.	626,200	$5,253,850
Cathay Financial Holding Co. Ltd.	5,468,000	8,591,674
China Pacific Insurance Co. Ltd.	2,863,000	12,112,813

		$25,958,337
Internet - 2.1%
51job, Inc., ADR (a)	59,870	$4,411,222
NHN Corp.	19,494	12,746,715

		$17,157,937
Machinery & Tools - 2.1%
Glory Ltd.	248,300	$6,719,918
Sinotruk Hong Kong Ltd.	4,233,500	2,539,232
Thermax Ltd.	292,932	3,013,464
TK Corp. (a)	219,826	4,725,542

		$16,998,156
Major Banks - 1.5%
Standard Chartered PLC	521,331	$12,326,104

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.4%
Fleury S.A.	427,000	$3,573,413

Medical Equipment - 0.6%
Top Glove Corp.	2,640,000	$4,685,324

Metals & Mining - 4.8%
Gerdau S.A., ADR	583,350	$4,515,129
Grupo Mexico S.A.B. de C.V., “B”	1,569,806	4,653,362
Iluka Resources Ltd.	1,083,584	8,657,734
Steel Authority of India Ltd.	4,116,087	4,482,313
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	617,400	3,290,369
Vale S.A., ADR	893,490	13,688,267

		$39,287,174
Network & Telecom - 0.9%
VTech Holdings Ltd.	523,900	$7,000,966

Oil Services - 0.9%
Lamprell PLC (a)	1,858,340	$4,524,576
OAO TMK, GDR	247,650	2,823,210

		$7,347,786
Other Banks & Diversified Financials - 13.7%
Banco Santander S.A., IEU	621,600	$3,964,659
Bangkok Bank Public Co. Ltd.	2,318,900	13,685,193
China Construction Bank	18,605,490	15,071,295
Compartamos S.A.B. de C.V.	1,255,390	2,370,739
Credicorp Ltd.	24,435	3,139,898
Grupo Financiero Banorte S.A. de C.V.	597,700	4,087,126
Hana Financial Group, Inc.	271,680	10,191,530
Housing Development Finance Corp. Ltd.	1,457,464	19,213,616
Itau Unibanco Holding S.A., ADR	438,764	6,173,409
Kasikornbank Co. Ltd.	624,700	3,287,895
Komercni Banka A.S.	35,411	8,135,448
Sberbank of Russia	4,394,770	13,692,183
Turkiye Garanti Bankasi A.S.	2,203,153	8,314,608

		$111,327,599
Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	1,338,200	$3,921,888

Railroad & Shipping - 1.1%
All America Latina Logistica S.A.	671,700	$2,242,738
CCR S.A.	326,850	2,588,384

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - continued
Diana Shipping, Inc. (a)	358,900	$4,109,405

		$8,940,527
Real Estate - 3.0%
Brasil Brokers Participacoes	1,327,500	$3,199,274
Concentradora Fibra Danhos S.A. de C.V., REIT (a)	2,005,000	3,881,188
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	1,712,200	2,646,816
Hang Lung Properties Ltd.	2,486,000	8,353,311
Macquarie Mexico Real Estate S.A. de C.V., REIT	2,153,600	3,781,042
Multiplan Empreendimentos Imobiliarios S.A.	121,069	2,665,892

		$24,527,523
Restaurants - 0.6%
Ajisen China Holdings Ltd.	4,668,000	$4,738,658

Telecommunications - Wireless - 4.3%
America Movil S.A.B. de C.V., “L”, ADR	365,180	$8,486,783
China Mobile Ltd.	430,500	4,636,705
Mobile TeleSystems OJSC, ADR	418,055	8,812,599
MTN Group Ltd.	287,777	5,593,611
TIM Participacoes S.A., ADR	90,889	2,252,229
Turkcell Iletisim Hizmetleri A.S. (a)	806,770	4,894,722

		$34,676,649
Telephone Services - 2.4%
China Unicom (Hong Kong) Ltd.	8,946,000	$14,239,472
PT XL Axiata Tbk	13,560,500	5,667,921

		$19,907,393
Utilities - Electric Power - 1.7%
Alupar Investimento S.A., IEU (a)	380,200	$2,709,786
CESC Ltd.	771,412	4,706,366
Energias do Brasil S.A.	801,000	4,097,406
Tractebel Energia S.A.	169,600	2,776,210

		$14,289,768
Utilities - Water - 0.2%
Aguas Andinas S.A.	2,870,175	$1,857,631
Total Common Stocks (Identified Cost, $724,832,673)		$804,198,385

10

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	11,252,160	$11,252,160
Total Investments (Identified Cost, $736,084,833)		$815,450,545

Other Assets, Less Liabilities - (0.0)%		(42,071)
Net Assets - 100.0%		$815,408,474

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $724,832,673)	$804,198,385
Underlying affiliated funds, at cost and value	11,252,160
Total investments, at value (identified cost, $736,084,833)	$815,450,545
Foreign currency, at value (identified cost, $34,267)	34,267
Receivables for
Fund shares sold	1,657,068
Dividends	309,486
Total assets	$817,451,366
Liabilities
Payable to custodian	$98,719
Payables for
Investments purchased	319,936
Fund shares reacquired	374,742
Payable to affiliates
Investment adviser	88,976
Shareholder servicing costs	457,417
Distribution and service fees	11,195
Payable for independent Trustees’ compensation	1,714
Deferred country tax expense payable	551,197
Accrued expenses and other liabilities	138,996
Total liabilities	$2,042,892
Net assets	$815,408,474
Net assets consist of
Paid-in capital	$744,037,354
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $371,912 deferred country tax)	78,985,082
Accumulated net realized gain (loss) on investments and foreign currency	(14,550,991)
Undistributed net investment income	6,937,029
Net assets	$815,408,474
Shares of beneficial interest outstanding	25,764,958

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$214,755,710	6,974,508	$30.79
Class B	15,268,663	530,148	28.80
Class C	40,725,414	1,447,084	28.14
Class I	43,279,860	1,335,695	32.40
Class R1	743,604	26,512	28.05
Class R2	983,176	34,548	28.46
Class R3	3,857,111	125,825	30.65
Class R4	4,771,101	155,087	30.76
Class R5	491,023,835	15,135,551	32.44

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.67 [100 / 94.25 x $30.79]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,131,438
Interest	280
Dividends from underlying affiliated funds	6,374
Foreign taxes withheld	(891,530)
Total investment income	$8,246,562
Expenses
Management fee	$3,934,019
Distribution and service fees	560,186
Shareholder servicing costs	693,088
Administrative services fee	51,457
Independent Trustees’ compensation	8,540
Custodian fee	390,481
Shareholder communications	22,307
Audit and tax fees	42,233
Legal fees	3,815
Miscellaneous	91,023
Total expenses	$5,797,149
Fees paid indirectly	(64)
Reduction of expenses by investment adviser and distributor	(77,514)
Net expenses	$5,719,571
Net investment income	$2,526,991
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(52,739)
Foreign currency	(81,198)
Net realized gain (loss) on investments and foreign currency	$(133,937)
Change in unrealized appreciation (depreciation)
Investments (net of $391,966 decrease in deferred country tax)	$2,317,822
Translation of assets and liabilities in foreign currencies	42,966
Net unrealized gain (loss) on investments and foreign currency translation	$2,360,788
Net realized and unrealized gain (loss) on investments and foreign currency	$2,226,851
Change in net assets from operations	$4,753,842

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/13	Year ended 5/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$2,526,991	$4,941,005
Net realized gain (loss) on investments and foreign currency	(133,937)	(6,025,640)
Net unrealized gain (loss) on investments and foreign currency translation	2,360,788	76,859,394
Change in net assets from operations	$4,753,842	$75,774,759
Distributions declared to shareholders
From net investment income	$—	$(6,000,085)
Change in net assets from fund share transactions	$68,518,453	$47,274,064
Total change in net assets	$73,272,295	$117,048,738
Net assets
At beginning of period	742,136,179	625,087,441
At end of period (including undistributed net investment income of $6,937,029 and $4,410,038, respectively)	$815,408,474	$742,136,179

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13		Years ended 5/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$30.76		$27.61	$34.22	$26.43	$21.63	$43.48
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.29	$0.22	$0.17	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05	)(g)	3.22	(6.76)	7.64	4.93	(19.10)
Total from investment operations	$0.03		$3.40	$(6.47)	$7.86	$5.10	$(18.74)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.14)	$(0.07)	$(0.30)	$(0.28)
From net realized gain on investments	—		—	—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.25)	$(0.14)	$(0.07)	$(0.30)	$(3.11)
Net asset value, end of period (x)	$30.79		$30.76	$27.61	$34.22	$26.43	$21.63
Total return (%) (r)(s)(t)(x)	0.10	(n)	12.31	(18.88)	29.76	23.57	(41.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.66	1.71	1.84	1.98
Expenses after expense reductions (f)	1.66	(a)	1.68	1.66	1.71	1.84	1.98
Net investment income	0.53	(a)	0.59	0.97	0.71	0.67	1.51
Portfolio turnover	16	(n)	35	28	36	66	93
Net assets at end of period (000 omitted)	$214,756		$223,707	$225,253	$294,564	$224,420	$192,040

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$28.88		$25.91	$32.18	$24.98	$20.46	$41.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$0.06	$(0.01)	$(0.02)	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05	)(g)	3.02	(6.33)	7.21	4.66	(18.21)
Total from investment operations	$(0.08)		$2.97	$(6.27)	$7.20	$4.64	$(18.02)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.12)	$(0.12)
From net realized gain on investments	—		—	—	—	—	(2.83)
Total distributions declared to shareholders	$—		$—	$—	$—	$(0.12)	$(2.95)
Net asset value, end of period (x)	$28.80		$28.88	$25.91	$32.18	$24.98	$20.46
Total return (%) (r)(s)(t)(x)	(0.28	)(n)	11.46	(19.48)	28.82	22.68	(41.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.44	2.42	2.46	2.59	2.63
Expenses after expense reductions (f)	2.42	(a)	2.43	2.41	2.46	2.59	2.63
Net investment income (loss)	(0.18	)(a)	(0.19)	0.21	(0.02)	(0.09)	0.83
Portfolio turnover	16	(n)	35	28	36	66	93
Net assets at end of period (000 omitted)	$15,269		$17,777	$19,493	$30,375	$26,517	$24,169

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class C			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$28.22		$25.33	$31.46	$24.42		$20.05	$40.75
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.05)	$0.07	$0.00	(w)	$(0.02)	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05	)(g)	2.95	(6.20)	7.04		4.56	(17.92)
Total from investment operations	$(0.08)		$2.90	$(6.13)	$7.04		$4.54	$(17.73)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$—		$(0.17)	$(0.14)
From net realized gain on investments	—		—	—	—		—	(2.83)
Total distributions declared to shareholders	$—		$(0.01)	$—	$—		$(0.17)	$(2.97)
Net asset value, end of period (x)	$28.14		$28.22	$25.33	$31.46		$24.42	$20.05
Total return (%) (r)(s)(t)(x)	(0.28	)(n)	11.46	(19.49)	28.83		22.63	(41.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.44	2.42	2.46		2.59	2.64
Expenses after expense reductions (f)	2.42	(a)	2.43	2.41	2.46		2.59	2.64
Net investment income (loss)	(0.20	)(a)	(0.18)	0.24	0.00	(w)	(0.08)	0.85
Portfolio turnover	16	(n)	35	28	36		66	93
Net assets at end of period (000 omitted)	$40,725		$44,562	$44,967	$70,264		$54,194	$38,066

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$32.33		$29.01	$35.96	$27.75	$22.70	$45.33
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.37	$0.39	$0.31	$0.25	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05	)(g)	3.29	(7.11)	8.04	5.18	(19.90)
Total from investment operations	$0.07		$3.66	$(6.72)	$8.35	$5.43	$(19.45)
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(3.18)
Net asset value, end of period (x)	$32.40		$32.33	$29.01	$35.96	$27.75	$22.70
Total return (%) (r)(s)(x)	0.22	(n)	12.59	(18.68)	30.10	23.90	(41.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.44	1.41	1.46	1.59	1.66
Expenses after expense reductions (f)	1.42	(a)	1.43	1.41	1.46	1.59	1.66
Net investment income	0.76	(a)	1.17	1.23	0.94	0.93	1.88
Portfolio turnover	16	(n)	35	28	36	66	93
Net assets at end of period (000 omitted)	$43,280		$43,387	$326,883	$373,214	$161,500	$142,484

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R1			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$28.14		$25.33	$31.46	$24.47	$20.18	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.03)	$0.08	$(0.07)	$(0.01)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06	)(g)	2.95	(6.21)	7.12	4.58	(3.15	)(g)
Total from investment operations	$(0.09)		$2.92	$(6.13)	$7.05	$4.57	$(3.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$(0.06)	$(0.28)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.11)	$—	$(0.06)	$(0.28)	$(3.18)
Net asset value, end of period (x)	$28.05		$28.14	$25.33	$31.46	$24.47	$20.18
Total return (%) (r)(s)(x)	(0.32	)(n)	11.53	(19.49)	28.82	22.63	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	2.44	2.41	2.45	2.59	2.79	(a)
Expenses after expense reductions (f)	2.42	(a)	2.42	2.41	2.45	2.59	2.79	(a)
Net investment income (loss)	(0.21	)(a)	(0.12)	0.27	(0.22)	(0.03)	0.65	(a)
Portfolio turnover	16	(n)	35	28	36	66	93
Net assets at end of period (000 omitted)	$744		$704	$283	$316	$144	$92

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R2			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$28.47		$25.62	$31.81	$24.64	$20.25	$26.44
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	$0.18	$0.14	$0.14	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04	)(g)	3.00	(6.25)	7.11	4.57	(3.14)	(g)
Total from investment operations	$(0.01)		$3.09	$(6.07)	$7.25	$4.71	$(3.01)
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.12)	$(0.08)	$(0.32)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.24)	$(0.12)	$(0.08)	$(0.32)	$(3.18)
Net asset value, end of period (x)	$28.46		$28.47	$25.62	$31.81	$24.64	$20.25
Total return (%) (r)(s)(x)	(0.04	)(n)	12.03	(19.07)	29.45	23.26	(8.14	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.92	1.96	2.09	2.29	(a)
Expenses after expense reductions (f)	1.92	(a)	1.93	1.92	1.96	2.09	2.29	(a)
Net investment income	0.21	(a)	0.30	0.66	0.49	0.58	1.18	(a)
Portfolio turnover	16	(n)	35	28	36	66	93
Net assets at end of period (000 omitted)	$983		$803	$514	$555	$251	$101

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R3			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$30.62		$27.48	$34.06	$26.28	$21.55	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.28	$0.23	$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04	)(g)	3.21	(6.72)	7.59	4.93	(3.27	)(g)
Total from investment operations	$0.03		$3.39	$(6.44)	$7.82	$5.09	$(3.09)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.14)	$(0.04)	$(0.36)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.25)	$(0.14)	$(0.04)	$(0.36)	$(3.18)
Net asset value, end of period (x)	$30.65		$30.62	$27.48	$34.06	$26.28	$21.55
Total return (%) (r)(s)(x)	0.10	(n)	12.31	(18.89)	29.77	23.59	(8.01	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.69	1.67	1.72	1.84	2.02	(a)
Expenses after expense reductions (f)	1.67	(a)	1.68	1.67	1.72	1.84	2.02	(a)
Net investment income	0.49	(a)	0.59	0.94	0.73	0.63	1.59	(a)
Portfolio turnover	16	(n)	35	28	36	66	93
Net assets at end of period (000 omitted)	$3,857		$3,448	$3,584	$4,952	$5,261	$4,553

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R4			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$30.70		$27.56	$34.17	$26.38	$21.59	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.37	$0.33	$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05	)(g)	3.22	(6.75)	7.60	4.91	(3.27)	(g)
Total from investment operations	$0.06		$3.48	$(6.38)	$7.93	$5.17	$(3.05)
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.34)	$(0.23)	$(0.14)	$(0.38)	$(3.18)
Net asset value, end of period (x)	$30.76		$30.70	$27.56	$34.17	$26.38	$21.59
Total return (%) (r)(s)(x)	0.20	(n)	12.60	(18.66)	30.07	23.92	(7.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.44	1.41	1.45	1.58	1.80	(a)
Expenses after expense reductions (f)	1.42	(a)	1.43	1.41	1.45	1.58	1.80	(a)
Net investment income	0.76	(a)	0.84	1.24	1.03	0.98	1.84	(a)
Portfolio turnover	16	(n)	35	28	36	66	93
Net assets at end of period (000 omitted)	$4,771		$4,693	$4,010	$4,418	$1,424	$202

See Notes to Financial Statements

23

Financial Highlights – continued

Class R5	Six months ended 11/30/13		Year ended 5/31/13
	(unaudited)
Net asset value, beginning of period	$32.36		$29.01
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05	)(g)	3.40
Total from investment operations	$0.08		$3.69
Less distributions declared to shareholders
From net investment income	$—		$(0.34)
Net asset value, end of period (x)	$32.44		$32.36
Total return (%) (r)(s)(x)	0.25	(n)	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.36
Expenses after expense reductions (f)	1.31	(a)	1.34
Net investment income	0.83	(a)	0.89
Portfolio turnover	16	(n)	35
Net assets at end of period (000 omitted)	$491,024		$403,055

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s

25

Notes to Financial Statements (unaudited) – continued

non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining

26

Notes to Financial Statements (unaudited) – continued

whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$138,524,946	$—	$—	$138,524,946
China	105,582,162	—	—	105,582,162
South Korea	104,124,078	—	—	104,124,078
Taiwan	76,969,373	—	—	76,969,373
India	57,493,314	—	—	57,493,314
Hong Kong	54,265,993	—	—	54,265,993
Russia	26,036,365	19,702,096	—	45,738,461
Mexico	43,845,334	—	—	43,845,334
South Africa	33,748,224	—	—	33,748,224
Other Countries	140,760,364	3,146,135	—	143,906,499
Mutual Funds	11,252,160	—	—	11,252,160
Total Investments	$792,602,313	$22,848,231	$—	$815,450,545

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $430,783,281 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

27

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

28

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/13
Ordinary income (including any short-term capital gains)	$6,000,085

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/13
Cost of investments	$743,540,556
Gross appreciation	123,004,934
Gross depreciation	(51,094,945)
Net unrealized appreciation (depreciation)	$71,909,989

As of 5/31/13
Undistributed ordinary income	4,654,844
Capital loss carryforwards	(6,359,910)
Other temporary differences	(1,661,789)
Net unrealized appreciation (depreciation)	69,984,133

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

29

Notes to Financial Statements (unaudited) – continued

As of May 31, 2013 the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
5/31/18	$(1,918,450)

Post-enactment losses which are characterized as follows:
Long-Term	$(4,441,460)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/13	Year ended 5/31/13
Class A	$—	$1,879,140
Class C	—	21,057
Class I	—	429,192
Class R1	—	1,378
Class R2	—	6,528
Class R3	—	28,354
Class R4	—	48,683
Class R5	—	3,585,753
Total	$—	$6,000,085

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The investment adviser has agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million to $2.5 billion and 0.90% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the six months ended November 30, 2013, this management fee reduction amounted to $65,091, which is shown as a reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to

30

Notes to Financial Statements (unaudited) – continued

reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2013, this management fee reduction amounted to $4,805, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 1.01% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,468 for the six months ended November 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$263,732
Class B	0.75%	0.25%	1.00%	1.00%	80,012
Class C	0.75%	0.25%	1.00%	1.00%	206,374
Class R1	0.75%	0.25%	1.00%	1.00%	3,478
Class R2	0.25%	0.25%	0.50%	0.50%	2,068
Class R3	—	0.25%	0.25%	0.25%	4,522
Total Distribution and Service Fees					$560,186

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2013, this rebate amounted to $6,180, $82, $630 and $7 for Class A, Class B, Class C, and Class R1, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

31

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2013, were as follows:

Amount
Class A	$3,669
Class B	10,142
Class C	528

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2013, the fee was $64,790, which equated to 0.0170% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $236,119.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2013, these costs for the fund amounted to $392,179 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent

32

Notes to Financial Statements (unaudited) – continued

Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $18 and is included in independent Trustees’ compensation for the six months ended November 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,711 at November 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,082 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $719, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 3,480 shares of Class R5 for an aggregate amount of $110,942.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $190,590,845 and $121,635,801, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	988,624	$29,428,731	1,619,904	$50,157,334
Class B	24,786	691,357	89,063	2,563,865
Class C	142,475	3,904,356	248,673	7,113,996
Class I	250,006	7,769,895	837,525	26,888,473
Class R1	9,373	253,308	16,412	481,866
Class R2	8,973	252,798	12,069	338,727
Class R3	35,817	1,044,706	43,635	1,337,909
Class R4	21,417	623,089	49,584	1,533,481
Class R5	3,000,564	92,697,973	12,844,742	383,382,133
	4,482,035	$136,666,213	15,761,607	$473,797,784

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	52,657	$1,650,255
Class C	—	—	567	16,365
Class I	—	—	10,988	361,611
Class R1	—	—	42	1,207
Class R2	—	—	225	6,528
Class R3	—	—	909	28,354
Class R4	—	—	1,558	48,683
Class R5	—	—	108,923	3,585,753
	—	$—	175,869	$5,698,756

Shares reacquired
Class A	(1,286,547)	$(38,033,789)	(2,557,819)	$(78,209,695)
Class B	(110,208)	(3,063,524)	(225,812)	(6,503,725)
Class C	(274,418)	(7,493,987)	(445,498)	(12,517,145)
Class I	(256,399)	(8,021,482)	(10,773,496)	(315,260,170)
Class R1	(7,881)	(214,066)	(2,616)	(72,596)
Class R2	(2,622)	(71,084)	(4,173)	(119,772)
Class R3	(22,596)	(661,484)	(62,355)	(1,913,552)
Class R4	(19,188)	(567,707)	(43,769)	(1,345,349)
Class R5	(321,102)	(10,020,637)	(501,023)	(16,280,472)
	(2,300,961)	$(68,147,760)	(14,616,561)	$(432,222,476)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Net change
Class A	(297,923)	$(8,605,058)	(885,258)	$(26,402,106)
Class B	(85,422)	(2,372,167)	(136,749)	(3,939,860)
Class C	(131,943)	(3,589,631)	(196,258)	(5,386,784)
Class I	(6,393)	(251,587)	(9,924,983)	(288,010,086)
Class R1	1,492	39,242	13,838	410,477
Class R2	6,351	181,714	8,121	225,483
Class R3	13,221	383,222	(17,811)	(547,289)
Class R4	2,229	55,382	7,373	236,815
Class R5	2,679,462	82,677,336	12,452,642	370,687,414
	2,181,074	$68,518,453	1,320,915	$47,274,064

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 50%, 5%, 4% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund and the MFS Lifetime 2055 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2013, the fund’s commitment fee and interest expense were $1,803 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,349,769	91,807,817	(93,905,426)	11,252,160

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,374	$11,252,160

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

37

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million, and that MFS has agreed in writing to further reduce its advisory fee on the Fund’s average daily net assets over $500 million and $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

39

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

40

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2013

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

MDI-SEM

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy continues to grow at a modest pace. U.S. job growth has picked up in recent months, and gross domestic product growth has accelerated each quarter.

The U.K. and eurozone economies are expanding again. China’s economy has regained traction, while Japan’s government and central bank have revived a once-struggling economy.

However, challenges still exist. The eurozone recovery remains uneven, with France at risk of sliding back into recession, and unemployment rates among the region’s northern countries differ substantially with rates in the south. China faces risks in its pursuit of greater domestic consumption. Japan is bracing itself for the national sales tax increase in April. The U.S. Federal Reserve remains a key focus for investors. As the nation’s economy improves, there are rising expectations that the Fed may start to shift away from its accommodative monetary policy.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio actual allocation

Portfolio holdings
MFS Research International Fund	30.0%
MFS International Growth Fund	25.0%
MFS International Value Fund	25.0%
MFS Emerging Markets Equity Fund	10.0%
MFS International New Discovery Fund	10.0%
Cash & Other Net Assets (o)	0.0%

Portfolio target allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2013 through November 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2013 through November 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	0.33%	$1,000.00	$1,093.02	$1.73
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
B	Actual	1.08%	$1,000.00	$1,089.56	$5.66
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
C	Actual	1.08%	$1,000.00	$1,089.25	$5.66
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
I	Actual	0.08%	$1,000.00	$1,094.33	$0.42
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
R1	Actual	1.08%	$1,000.00	$1,089.10	$5.66
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
R2	Actual	0.58%	$1,000.00	$1,091.64	$3.04
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R3	Actual	0.33%	$1,000.00	$1,092.91	$1.73
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
R4	Actual	0.08%	$1,000.00	$1,094.64	$0.42
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
529A	Actual	0.33%	$1,000.00	$1,093.04	$1.73
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
529B	Actual	1.13%	$1,000.00	$1,088.22	$5.92
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
529C	Actual	1.13%	$1,000.00	$1,089.36	$5.92
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.06%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class R5	12,524,866	$406,431,895
MFS International Growth Fund - Class R5	35,904,254	1,011,422,837
MFS International New Discovery Fund - Class R5	14,062,816	405,993,506
MFS International Value Fund - Class R5	29,518,595	1,011,011,881
MFS Research International Fund - Class R5	67,938,487	1,214,740,143
Total Underlying Affiliated Funds (Identified Cost, $3,348,175,255)		$4,049,600,262

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	4,699,117	$4,699,117
Total Investments (Identified Cost, $3,352,874,372)		$4,054,299,379

Other Assets, Less Liabilities - (0.1)%		(2,890,490)
Net Assets - 100.0%		$4,051,408,889

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying affiliated funds, at value (identified cost, $3,352,874,372)	$4,054,299,379
Receivables for
Fund shares sold	9,342,337
Total assets	$4,063,641,716
Liabilities
Payables for
Investments purchased	$9,669,139
Fund shares reacquired	1,866,221
Payables to affiliates
Administrator	192
Shareholder servicing costs	524,445
Distribution and service fees	131,349
Program manager fees	44
Payable for independent Trustees’ compensation	9
Accrued expenses and other liabilities	41,428
Total liabilities	$12,232,827
Net assets	$4,051,408,889
Net assets consist of
Paid-in capital	$3,610,863,895
Unrealized appreciation (depreciation) on investments	701,425,007
Accumulated net realized gain (loss) on investments	(287,735,541)
Undistributed net investment income	26,855,528
Net assets	$4,051,408,889
Shares of beneficial interest outstanding	246,703,651

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,362,038,629	143,615,296	$16.45
Class B	73,821,422	4,563,402	16.18
Class C	469,020,316	29,113,343	16.11
Class I	612,038,947	36,886,388	16.59
Class R1	7,568,255	476,197	15.89
Class R2	53,742,336	3,316,624	16.20
Class R3	168,225,777	10,286,451	16.35
Class R4	296,868,566	17,947,253	16.54
Class 529A	5,164,353	316,138	16.34
Class 529B	442,721	27,388	16.16
Class 529C	2,477,567	155,171	15.97

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $17.45 [100 / 94.25 x $16.45] and $17.34 [100 / 94.25 x $16.34], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends from underlying affiliated funds	$1,305
Other	601
Total investment income	$1,906
Expenses
Distribution and service fees	5,647,063
Program manager fees	3,727
Shareholder servicing costs	1,169,199
Administrative services fee	8,775
Independent Trustees’ compensation	25,583
Custodian fee	53,371
Shareholder communications	98,684
Audit and tax fees	18,690
Legal fees	16,582
Miscellaneous	142,661
Total expenses	$7,184,335
Reduction of expenses by investment adviser and distributor	(11,337)
Net expenses	$7,172,998
Net investment loss	$(7,171,092)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments from underlying affiliated funds	$5,633,475
Change in unrealized appreciation (depreciation) on investments	$329,929,180
Net realized and unrealized gain (loss) on investments	$335,562,655
Change in net assets from operations	$328,391,563

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/13	Year ended 5/31/13
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(7,171,092)	$34,044,240
Net realized gain (loss) on investments	5,633,475	26,996,609
Net unrealized gain (loss) on investments	329,929,180	550,244,519
Change in net assets from operations	$328,391,563	$611,285,368
Distributions declared to shareholders
From net investment income	$—	$(26,720,070)
Change in net assets from fund share transactions	$386,852,723	$310,627,768
Total change in net assets	$715,244,286	$895,193,066
Net assets
At beginning of period	3,336,164,603	2,440,971,537
At end of period (including undistributed net investment income of $26,855,528 and $34,026,620, respectively)	$4,051,408,889	$3,336,164,603

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13		Years ended 5/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.05		$12.19	$14.45	$10.94	$10.03	$15.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.18	$0.15	$0.12	$0.11	$0.15
Net realized and unrealized gain (loss) on investments	1.43		2.82	(2.30)	3.49	0.97	(5.54)
Total from investment operations	$1.40		$3.00	$(2.15)	$3.61	$1.08	$(5.39)
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.11)	$(0.10)	$(0.17)	$(0.00	)(w)
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.14)	$(0.11)	$(0.10)	$(0.17)	$(0.34)
Net asset value, end of period (x)	$16.45		$15.05	$12.19	$14.45	$10.94	$10.03
Total return (%) (r)(s)(t)(x)	9.30	(n)	24.72	(14.88)	33.04	10.61	(33.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.33	0.28	0.29	0.29	0.37
Expenses after expense reductions (f)(h)	0.33	(a)	0.33	0.28	0.29	0.29	0.37
Net investment income (l)	(0.33	)(a)	1.26	1.17	0.89	0.99	1.46
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$2,362,039		$2,051,682	$1,562,721	$1,933,492	$1,220,582	$976,543

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.85		$12.01	$14.22	$10.77	$9.87	$15.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.07	$0.05	$0.02	$0.03	$0.08
Net realized and unrealized gain (loss) on investments	1.41		2.78	(2.26)	3.43	0.94	(5.49)
Total from investment operations	$1.33		$2.85	$(2.21)	$3.45	$0.97	$(5.41)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$—	$(0.07)	$—
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.01)	$—	$—	$(0.07)	$(0.34)
Net asset value, end of period (x)	$16.18		$14.85	$12.01	$14.22	$10.77	$9.87
Total return (%) (r)(s)(t)(x)	8.96	(n)	23.76	(15.54)	32.03	9.80	(34.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.03	1.04	1.05	1.04
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.03	1.03	1.04	1.04
Net investment income (loss) (l)	(1.08	)(a)	0.54	0.42	0.13	0.24	0.78
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$73,821		$75,185	$81,158	$118,973	$106,783	$110,057

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class C			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$14.79		$11.98	$14.18	$10.74		$9.85	$15.59
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.07	$0.05	$0.02		$0.03	$0.08
Net realized and unrealized gain (loss) on investments	1.40		2.77	(2.25)	3.42		0.94	(5.48)
Total from investment operations	$1.32		$2.84	$(2.20)	$3.44		$0.97	$(5.40)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$—	$(0.00	)(w)	$(0.08)	$—
From net realized gain on investments	—		—	—	—		—	(0.34)
Total distributions declared to shareholders	$—		$(0.03)	$—	$(0.00	)(w)	$(0.08)	$(0.34)
Net asset value, end of period (x)	$16.11		$14.79	$11.98	$14.18		$10.74	$9.85
Total return (%) (r)(s)(t)(x)	8.92	(n)	23.74	(15.51)	32.03		9.81	(34.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.03	1.04		1.05	1.04
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.03	1.03		1.04	1.04
Net investment income (loss) (l)	(1.08	)(a)	0.50	0.41	0.13		0.25	0.76
Portfolio turnover	0	(n)(y)	2	8	6		1	8
Net assets at end of period (000 omitted)	$469,020		$411,445	$338,295	$460,898		$378,246	$349,134

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.16		$12.27	$14.56	$11.01	$10.09	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.21	$0.18	$0.15	$0.14	$0.19
Net realized and unrealized gain (loss) on investments	1.44		2.86	(2.33)	3.52	0.99	(5.58)
Total from investment operations	$1.43		$3.07	$(2.15)	$3.67	$1.13	$(5.39)
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.02)
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$16.59		$15.16	$12.27	$14.56	$11.01	$10.09
Total return (%) (r)(s)(x)	9.43	(n)	25.08	(14.75)	33.42	10.96	(33.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.08	0.03	0.04	0.04	0.04
Expenses after expense reductions (f)(h)	0.08	(a)	0.08	0.03	0.04	0.04	0.04
Net investment income (l)	(0.08	)(a)	1.45	1.39	1.11	1.23	1.78
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$612,039		$454,999	$253,555	$219,958	$111,906	$36,608

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.59		$11.81	$14.01	$10.63	$9.77	$15.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$0.08	$0.06	$0.02	$0.03	$0.09
Net realized and unrealized gain (loss) on investments	1.38		2.72	(2.24)	3.38	0.94	(5.45)
Total from investment operations	$1.30		$2.80	$(2.18)	$3.40	$0.97	$(5.36)
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.02)	$(0.02)	$(0.11)	$—
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.02)	$(0.02)	$(0.02)	$(0.11)	$(0.34)
Net asset value, end of period (x)	$15.89		$14.59	$11.81	$14.01	$10.63	$9.77
Total return (%) (r)(s)(x)	8.91	(n)	23.75	(15.55)	31.98	9.86	(34.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.03	1.04	1.04	1.04
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.03	1.03	1.04	1.04
Net investment income (l)	(1.08	)(a)	0.62	0.49	0.12	0.25	0.90
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$7,568		$6,921	$6,393	$7,507	$5,569	$4,254

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.84		$12.04	$14.27	$10.81	$9.92	$15.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.14	$0.11	$0.08	$0.08	$0.13
Net realized and unrealized gain (loss) on investments	1.41		2.78	(2.27)	3.45	0.97	(5.49)
Total from investment operations	$1.36		$2.92	$(2.16)	$3.53	$1.05	$(5.36)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.07)	$(0.07)	$(0.16)	$—
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.12)	$(0.07)	$(0.07)	$(0.16)	$(0.34)
Net asset value, end of period (x)	$16.20		$14.84	$12.04	$14.27	$10.81	$9.92
Total return (%) (r)(s)(x)	9.16	(n)	24.36	(15.11)	32.66	10.43	(34.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.58	0.53	0.54	0.54	0.54
Expenses after expense reductions (f)(h)	0.58	(a)	0.58	0.53	0.54	0.54	0.54
Net investment income (l)	(0.58	)(a)	0.99	0.89	0.66	0.74	1.29
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$53,742		$45,337	$30,867	$35,441	$27,455	$22,147

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.96		$12.13	$14.39	$10.90	$10.00	$15.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.18	$0.15	$0.11	$0.12	$0.16
Net realized and unrealized gain (loss) on investments	1.42		2.80	(2.29)	3.48	0.96	(5.52)
Total from investment operations	$1.39		$2.98	$(2.14)	$3.59	$1.08	$(5.36)
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.12)	$(0.10)	$(0.18)	$(0.01)
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.15)	$(0.12)	$(0.10)	$(0.18)	$(0.35)
Net asset value, end of period (x)	$16.35		$14.96	$12.13	$14.39	$10.90	$10.00
Total return (%) (r)(s)(x)	9.29	(n)	24.69	(14.87)	32.98	10.66	(33.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.33	0.28	0.29	0.29	0.29
Expenses after expense reductions (f)(h)	0.33	(a)	0.33	0.28	0.29	0.29	0.29
Net investment income (l)	(0.33	)(a)	1.28	1.14	0.84	1.04	1.57
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$168,226		$141,317	$79,540	$66,987	$31,630	$25,086

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.11		$12.24	$14.51	$10.98	$10.07	$15.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.22	$0.19	$0.12	$0.16	$0.10
Net realized and unrealized gain (loss) on investments	1.44		2.83	(2.32)	3.53	0.96	(5.47)
Total from investment operations	$1.43		$3.05	$(2.13)	$3.65	$1.12	$(5.37)
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.02)
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.18)	$(0.14)	$(0.12)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$16.54		$15.11	$12.24	$14.51	$10.98	$10.07
Total return (%) (r)(s)(x)	9.46	(n)	24.98	(14.66)	33.33	10.89	(33.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.08	0.03	0.04	0.04	0.04
Expenses after expense reductions (f)(h)	0.08	(a)	0.08	0.03	0.04	0.04	0.04
Net investment income (l)	(0.08	)(a)	1.56	1.48	0.93	1.37	0.81
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$296,869		$142,166	$83,109	$6,308	$2,148	$699

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class 529A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.94		$12.11	$14.36	$10.88	$9.98	$15.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.18	$0.14	$0.10	$0.10	$0.15
Net realized and unrealized gain (loss) on investments	1.43		2.79	(2.29)	3.47	0.97	(5.52)
Total from investment operations	$1.40		$2.97	$(2.15)	$3.57	$1.07	$(5.37)
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.10)	$(0.09)	$(0.17)	$—
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.14)	$(0.10)	$(0.09)	$(0.17)	$(0.34)
Net asset value, end of period (x)	$16.34		$14.94	$12.11	$14.36	$10.88	$9.98
Total return (%) (r)(s)(t)(x)	9.37	(n)	24.62	(14.95)	32.89	10.53	(33.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.43	0.38	0.39	0.39	0.47
Expenses after expense reductions (f)(h)	0.33	(a)	0.37	0.33	0.39	0.39	0.47
Net investment income (loss) (l)	(0.33	)(a)	1.26	1.12	0.79	0.84	1.43
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$5,164		$4,504	$3,195	$3,496	$2,199	$1,394

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class 529B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.85		$12.00	$14.22	$10.80	$9.91	$15.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.04	$0.04	$0.01	$0.01	$0.08
Net realized and unrealized gain (loss) on investments	1.40		2.81	(2.26)	3.43	0.97	(5.53)
Total from investment operations	$1.31		$2.85	$(2.22)	$3.44	$0.98	$(5.45)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)	$(0.09)	$—
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$—	$—	$(0.02)	$(0.09)	$(0.34)
Net asset value, end of period (x)	$16.16		$14.85	$12.00	$14.22	$10.80	$9.91
Total return (%) (r)(s)(t)(x)	8.82	(n)	23.75	(15.61)	31.85	9.76	(34.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.19	1.13	1.14	1.15	1.14
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.09	1.14	1.14	1.14
Net investment income (loss) (l)	(1.13	)(a)	0.27	0.31	0.07	0.12	0.81
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$443		$387	$449	$611	$437	$331

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class 529C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.66		$11.89	$14.10	$10.72	$9.87	$15.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.06	$0.05	$0.00 (w)	$0.02	$0.07
Net realized and unrealized gain (loss) on investments	1.40		2.75	(2.24)	3.41	0.94	(5.49)
Total from investment operations	$1.31		$2.81	$(2.19)	$3.41	$0.96	$(5.42)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.02)	$(0.03)	$(0.11)	$—
From net realized gain on investments	—		—	—	—	—	(0.34)
Total distributions declared to shareholders	$—		$(0.04)	$(0.02)	$(0.03)	$(0.11)	$(0.34)
Net asset value, end of period (x)	$15.97		$14.66	$11.89	$14.10	$10.72	$9.87
Total return (%) (r)(s)(t)(x)	8.94	(n)	23.69	(15.55)	31.83	9.65	(34.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.18	1.13	1.14	1.15	1.14
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.08	1.14	1.14	1.14
Net investment income (loss) (l)	(1.13	)(a)	0.41	0.37	0.01	0.20	0.70
Portfolio turnover	0	(n)(y)	2	8	6	1	8
Net assets at end of period (000 omitted)	$2,478		$2,221	$1,689	$1,983	$1,308	$762

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Less than 0.5%.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2013 was to seek capital appreciation.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential

22

Notes to Financial Statements (unaudited) – continued

impacts of ASU 2013-08 to the (each) fund, management expects that the impact of the (each) fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

23

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,647,867,484	$406,431,895	$—	$4,054,299,379

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

24

Notes to Financial Statements (unaudited) – continued

Of the level 2 investments presented above, mutual funds amounting to $406,431,895 were considered level 1 investment at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended November 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

25

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/13
Ordinary income (including any short-term capital gains)	$26,720,070

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/13
Cost of investments	$3,444,874,508
Gross appreciation	609,424,871
Gross depreciation	—
Net unrealized appreciation (depreciation)	$609,424,871

As of 5/31/13
Undistributed ordinary income	34,026,620
Capital loss carryforwards	(201,368,880)
Net unrealized appreciation (depreciation)	279,495,691

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
5/31/17	$(77,102,808)
5/31/18	(55,695,170)
5/31/19	(54,873,334)
Total	$(187,671,312)

26

Notes to Financial Statements (unaudited) – continued

Post-enactment losses which are characterized as follows:
Short-Term	$(792,392)
Long-Term	(12,905,176)
Total	$(13,697,568)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/13	Year ended 5/31/13
Class A	$—	$18,531,551
Class B	—	75,113
Class C	—	874,988
Class I	—	4,079,758
Class R1	—	10,604
Class R2	—	381,674
Class R3	—	1,260,765
Class R4	—	1,458,412
Class 529A	—	40,802
Class 529C	—	6,403
Total	$—	$26,720,070

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the six months ended November 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

27

Notes to Financial Statements (unaudited) – continued

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $276,134 and $2,080 for the six months ended November 30, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,726,914
Class B	0.75%	0.25%	1.00%	1.00%	370,881
Class C	0.75%	0.25%	1.00%	1.00%	2,178,632
Class R1	0.75%	0.25%	1.00%	1.00%	35,715
Class R2	0.25%	0.25%	0.50%	0.50%	121,168
Class R3	—	0.25%	0.25%	0.25%	194,034
Class 529A	—	0.25%	0.25%	0.19%	5,851
Class 529B	0.75%	0.25%	1.00%	1.00%	2,128
Class 529C	0.75%	0.25%	1.00%	1.00%	11,740
Total Distribution and Service Fees					$5,647,063

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the six month period ended November 30, 2013, this rebate amounted to $4,627, $27, $78, $1,361 and $40 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within

28

Notes to Financial Statements (unaudited) – continued

six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2013, were as follows:

Amount
Class A	$2,944
Class B	22,219
Class C	13,327
Class 529B	—
Class 529C	33

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2014, unless MFD elects to extend the waiver. For the six months ended November 30, 2013, this waiver amounted to $1,863 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended November 30, 2013, were as follows:

	Fee	Waiver
Class 529A	$2,340	$1,170
Class 529B	213	106
Class 529C	1,174	587
Total Program Manager Fees and Waivers	$3,727	$1,863

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2013, shareholder servicing expenses incurred by the fund, including out-of-pocket expenses, are disclosed in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative

29

Notes to Financial Statements (unaudited) – continued

services fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.0005% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,421 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,341, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $392,705,254 and $13,230,285, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,454,387	$258,225,607	32,591,927	$455,931,308
Class B	170,917	2,649,791	386,821	5,362,815
Class C	3,021,856	46,560,797	4,686,540	65,773,533
Class I	10,077,545	159,363,798	14,424,443	208,443,874
Class R1	60,535	923,436	170,916	2,360,819
Class R2	804,912	12,516,479	1,804,980	25,320,785
Class R3	2,290,124	35,492,820	4,975,504	69,547,863
Class R4	9,337,517	145,303,481	3,813,910	53,966,862
Class 529A	29,317	463,906	55,647	776,066
Class 529B	2,913	44,015	3,261	46,771
Class 529C	12,125	182,263	31,963	443,358
	42,262,148	$661,726,393	62,945,912	$887,974,054

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,254,491	$17,738,500
Class B	—	—	4,734	66,316
Class C	—	—	47,277	659,521
Class I	—	—	185,902	2,645,384
Class R1	—	—	757	10,414
Class R2	—	—	20,379	284,698
Class R3	—	—	89,670	1,260,765
Class R4	—	—	102,778	1,458,412
Class 529A	—	—	2,904	40,802
Class 529C	—	—	462	6,396
	—	$—	1,709,354	$24,171,208

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,205,811)	$(143,543,092)	(25,716,394)	$(356,208,844)
Class B	(669,224)	(10,321,242)	(2,087,105)	(29,161,555)
Class C	(1,722,572)	(26,407,223)	(5,162,133)	(70,254,206)
Class I	(3,205,436)	(50,381,587)	(5,252,451)	(73,982,581)
Class R1	(58,601)	(886,225)	(238,801)	(3,247,929)
Class R2	(542,958)	(8,412,913)	(1,335,173)	(18,848,847)
Class R3	(1,449,732)	(22,382,914)	(2,177,732)	(30,477,776)
Class R4	(797,007)	(12,163,464)	(1,301,276)	(18,534,436)
Class 529A	(14,562)	(222,034)	(21,074)	(293,715)
Class 529B	(1,602)	(25,406)	(14,603)	(197,815)
Class 529C	(8,435)	(127,570)	(23,020)	(309,790)
	(17,675,940)	$(274,873,670)	(43,329,762)	$(601,517,494)

Net change
Class A	7,248,576	$114,682,515	8,130,024	$117,460,964
Class B	(498,307)	(7,671,451)	(1,695,550)	(23,732,424)
Class C	1,299,284	20,153,574	(428,316)	(3,821,152)
Class I	6,872,109	108,982,211	9,357,894	137,106,677
Class R1	1,934	37,211	(67,128)	(876,696)
Class R2	261,954	4,103,566	490,186	6,756,636
Class R3	840,392	13,109,906	2,887,442	40,330,852
Class R4	8,540,510	133,140,017	2,615,412	36,890,838
Class 529A	14,755	241,872	37,477	523,153
Class 529B	1,311	18,609	(11,342)	(151,044)
Class 529C	3,690	54,693	9,405	139,964
	24,586,208	$386,852,723	21,325,504	$310,627,768

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2013, the fund’s commitment fee and interest expense were $7,908 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	10,277,198	2,482,542	(234,874)	12,524,866
MFS Institutional Money Market Portfolio	91,798	173,849,786	(169,242,467)	4,699,117
MFS International Growth Fund	31,882,003	4,038,427	(16,176)	35,904,254
MFS International New Discovery Fund	12,672,234	1,430,882	(40,300)	14,062,816
MFS International Value Fund	27,552,984	2,081,736	(116,125)	29,518,595
MFS Research International Fund	62,119,896	5,860,453	(41,862)	67,938,487

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$3,065,102	$—	$—	$406,431,895
MFS Institutional Money Market Portfolio	—	—	1,305	4,699,117
MFS International Growth Fund	177,337	—	—	1,011,422,837
MFS International New Discovery Fund	559,969	—	—	405,993,506
MFS International Value Fund	1,584,532	—	—	1,011,011,881
MFS Research International Fund	246,535	—	—	1,214,740,143
	$5,633,475	$—	$1,305	$4,054,299,379

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

34

Board Review of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Lipper expense group median.

35

Board Review of Investment Advisory Agreement – continued

Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

36

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2013

MFS® INTERNATIONAL GROWTH FUND

FGF-SEM

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy continues to grow at a modest pace. U.S. job growth has picked up in recent months, and gross domestic product growth has accelerated each quarter.

The U.K. and eurozone economies are expanding again. China’s economy has regained traction, while Japan’s government and central bank have revived a once-struggling economy.

However, challenges still exist. The eurozone recovery remains uneven, with France at risk of sliding back into recession, and unemployment rates among the region’s northern countries differ substantially with rates in the south. China faces risks in its pursuit of greater domestic consumption. Japan is bracing itself for the national sales tax increase in April. The U.S. Federal Reserve remains a key focus for investors. As the nation’s economy improves, there are rising expectations that the Fed may start to shift away from its accommodative monetary policy.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.8%
Groupe Danone	2.5%
Compass Group PLC	2.5%
Honda Motor Co. Ltd.	2.4%
Japan Tobacco, Inc.	2.0%
Diageo PLC	2.0%
Linde AG	1.9%
Bayer AG	1.8%
Canadian National Railway Co.	1.8%

Equity sectors
Consumer Staples	18.7%
Financial Services	10.9%
Retailing	10.8%
Special Products & Services	9.4%
Technology	9.2%
Health Care	8.0%
Industrial Goods & Services	7.2%
Basic Materials	6.4%
Energy	4.6%
Autos & Housing	4.0%
Transportation	4.0%
Leisure	3.7%
Utilities & Communications	1.9%

Issuer country weightings (x)
United Kingdom	18.0%
France	13.6%
Japan	11.9%
Switzerland	10.8%
Germany	8.7%
United States	4.1%
Hong Kong	3.6%
Brazil	3.3%
Canada	3.3%
Other Countries	22.7%

Currency exposure weightings (y)
Euro	28.9%
British Pound Sterling	18.0%
Japanese Yen	11.9%
Swiss Franc	10.8%
United States Dollar	9.4%
Hong Kong Dollar	5.0%
Brazilian Real	3.3%
Danish Krone	3.1%
South Korean Won	2.0%
Other Currencies	7.6%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2013 through November 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2013 through November 30, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	1.23%	$1,000.00	$1,073.14	$6.39
	Hypothetical (h)	1.23%	$1,000.00	$1,018.90	$6.23
B	Actual	1.99%	$1,000.00	$1,068.84	$10.32
	Hypothetical (h)	1.99%	$1,000.00	$1,015.09	$10.05
C	Actual	1.99%	$1,000.00	$1,069.08	$10.32
	Hypothetical (h)	1.99%	$1,000.00	$1,015.09	$10.05
I	Actual	0.99%	$1,000.00	$1,074.42	$5.15
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R1	Actual	1.99%	$1,000.00	$1,069.08	$10.32
	Hypothetical (h)	1.99%	$1,000.00	$1,015.09	$10.05
R2	Actual	1.49%	$1,000.00	$1,071.66	$7.74
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R3	Actual	1.24%	$1,000.00	$1,073.32	$6.44
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R4	Actual	0.99%	$1,000.00	$1,074.37	$5.15
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R5	Actual	0.90%	$1,000.00	$1,075.19	$4.68
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s next six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.18%, $6.13 and $5.97 for Class A, 1.94%, $10.06 and $9.80 for Class B, 1.94%, $10.06 and $9.80 for Class C, 0.94%, $4.89 and $4.76 for Class I, 1.94%, $10.06 and $9.80 for Class R1, 1.44%, $7.48 and $7.28 for Class R2, 1.19%, $6.19 and $6.02 for Class R3, 0.94%, $4.89 and $4.76 for Class R4 and 0.85%, $4.42 and $4.31 for Class R5. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)
Aerospace - 1.4%
Rolls-Royce Holdings PLC	2,645,813	$53,467,385
Rolls-Royce Holdings PLC, IPS (a)	223,127,344	365,103

		$53,832,488
Airlines - 1.4%
Copa Holdings S.A., “A”	362,158	$54,837,964

Alcoholic Beverages - 6.5%
AmBev S.A., ADR	1,941,430	$14,677,211
Carlsberg A.S., “B”	477,823	52,354,507
Diageo PLC	2,336,405	74,396,723
Heineken N.V.	583,227	39,648,243
Pernod Ricard S.A.	571,468	64,784,331

		$245,861,015
Apparel Manufacturers - 6.5%
Adidas AG	317,690	$38,643,766
Cia.Hering S.A.	1,372,300	18,077,852
Compagnie Financiere Richemont S.A.	396,412	40,279,728
Li & Fung Ltd.	33,944,400	46,236,769
LVMH Moet Hennessy Louis Vuitton S.A.	555,571	104,743,813

		$247,981,928
Automotive - 3.7%
Guangzhou Automobile Group Co. Ltd., “H”	15,458,000	$20,537,423
Honda Motor Co. Ltd.	2,142,300	90,547,699
Toyota Motor Corp.	452,000	28,149,348

		$139,234,470
Broadcasting - 1.6%
Publicis Groupe S.A.	705,135	$62,336,462

Brokerage & Asset Managers - 1.0%
Aberdeen Asset Management PLC	2,338,619	$18,838,753
BM&F Bovespa S.A.	3,898,300	19,339,108

		$38,177,861
Business Services - 9.4%
Accenture PLC, “A”	883,530	$68,447,069
Amadeus IT Holding S.A.	697,316	26,118,212
Brenntag AG	270,536	48,045,916

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Capita Group PLC	2,975,999	$48,550,173
Compass Group PLC	6,251,620	94,213,914
Experian Group Ltd.	2,166,934	39,960,641
Intertek Group PLC	488,928	24,296,994
LPS Brasil - Consultoria de Imoveis S.A.	1,251,800	8,585,763

		$358,218,682
Computer Software - 2.6%
Dassault Systems S.A.	118,128	$13,558,485
OBIC Co. Ltd.	1,360,900	39,919,025
SAP AG	541,683	44,861,598

		$98,339,108
Computer Software - Systems - 0.8%
NICE Systems Ltd., ADR	803,450	$31,623,792

Construction - 0.4%
Bellway PLC	595,951	$14,061,727

Consumer Products - 3.3%
L’Oreal S.A.	183,460	$30,699,523
Reckitt Benckiser Group PLC	795,227	63,877,365
Uni-Charm Corp.	504,000	31,879,740

		$126,456,628
Electrical Equipment - 3.5%
Legrand S.A.	252,507	$13,938,711
Mettler-Toledo International, Inc. (a)	173,235	42,714,554
Prysmian S.p.A.	1,175,766	30,706,485
Schneider Electric S.A.	540,242	45,740,606

		$133,100,356
Electronics - 3.1%
Samsung Electronics Co. Ltd.	33,585	$47,411,878
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,885,725	68,893,904

		$116,305,782
Energy - Independent - 0.9%
INPEX Corp.	2,809,100	$32,575,634

Energy - Integrated - 2.4%
BG Group PLC	3,182,557	$65,017,098
Suncor Energy, Inc.	752,869	25,805,363

		$90,822,461

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 6.8%
Chr. Hansen Holding A.S.	721,883	$26,470,490
Groupe Danone	1,318,519	95,815,024
M. Dias Branco S.A. Industria e Comercio de Alimentos	407,600	18,509,414
Nestle S.A.	1,625,639	118,730,474

		$259,525,402
Food & Drug Stores - 2.3%
Dairy Farm International Holdings Ltd.	1,146,500	$11,877,740
Jeronimo Martins SGPS S.A.	685,763	14,163,594
Lawson, Inc.	521,100	38,200,605
Sundrug Co. Ltd.	539,700	24,312,709

		$88,554,648
Gaming & Lodging - 1.2%
Paddy Power PLC	281,414	$21,604,786
Sands China Ltd.	3,294,400	24,922,969

		$46,527,755
General Merchandise - 1.0%
Dollarama, Inc.	337,550	$27,285,464
Lojas Renner S.A.	338,500	9,016,999

		$36,302,463
Insurance - 1.5%
AIA Group Ltd.	10,862,600	$55,065,776

Internet - 1.7%
NHN Corp.	43,355	$28,348,918
Yahoo Japan Corp.	7,656,500	36,920,406

		$65,269,324
Machinery & Tools - 2.3%
KONE Oyj “B”	226,473	$20,818,050
Schindler Holding AG	149,959	20,680,577
Weir Group PLC	1,316,950	46,158,490

		$87,657,117
Major Banks - 2.2%
HSBC Holdings PLC	3,332,836	$37,187,542
Standard Chartered PLC	1,962,865	46,523,435

		$83,710,977
Medical & Health Technology & Services - 0.5%
Fresenius Medical Care AG & Co. KGaA	289,080	$20,205,743

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 2.5%
Essilor International S.A.	289,030	$30,323,009
Sonova Holding AG	471,102	65,644,509

		$95,967,518
Metals & Mining - 1.2%
Rio Tinto Ltd.	746,901	$44,912,002

Network & Telecom - 1.0%
Ericsson, Inc., “B”	3,041,980	$37,889,389

Oil Services - 1.3%
Saipem S.p.A.	1,356,954	$30,460,077
Technip	188,260	18,847,923

		$49,308,000
Other Banks & Diversified Financials - 6.3%
Aeon Credit Service Co. Ltd.	300,900	$8,359,231
Banco Santander Chile, ADR	722,767	16,161,070
Credicorp Ltd.	347,849	44,698,597
HDFC Bank Ltd.	3,198,900	33,852,337
Itau Unibanco Holding S.A., ADR	2,612,963	36,764,389
Julius Baer Group Ltd.	774,435	36,295,233
Sberbank of Russia	7,402,220	23,062,083
UBS AG	2,015,399	38,422,435

		$237,615,375
Pharmaceuticals - 5.0%
Bayer AG	523,073	$69,795,852
Novo Nordisk A/S, “B”	212,811	38,125,875
Roche Holding AG	226,127	63,043,130
Santen Pharmaceutical Co. Ltd.	376,900	17,935,356

		$188,900,213
Railroad & Shipping - 2.6%
Canadian National Railway Co.	619,230	$69,663,375
Kuehne & Nagel, Inc. AG	215,620	27,927,833

		$97,591,208
Restaurants - 0.8%
Whitbread PLC	552,478	$32,246,378

Specialty Chemicals - 5.2%
Akzo Nobel N.V.	373,077	$28,099,538
Croda International PLC	657,222	24,992,578
L’Air Liquide S.A.	258,875	36,090,533

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Linde AG	347,189	$70,905,636
Symrise AG	888,407	39,353,684

		$199,441,969
Specialty Stores - 1.0%
Industria de Diseno Textil S.A.	237,902	$37,934,731

Telecommunications - Wireless - 0.7%
SoftBank Corp.	344,000	$27,836,986

Telephone Services - 1.2%
China Unicom (Hong Kong) Ltd.	27,572,000	$43,887,299

Tobacco - 2.0%
Japan Tobacco, Inc.	2,262,400	$76,410,796
Total Common Stocks (Identified Cost, $3,017,304,374)		$3,756,527,427

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	36,541,382	$36,541,382
Total Investments (Identified Cost, $3,053,845,756)		$3,793,068,809

Other Assets, Less Liabilities - 0.2%		7,434,247
Net Assets - 100.0%		$3,800,503,056

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,017,304,374)	$3,756,527,427
Underlying affiliated funds, at cost and value	36,541,382
Total investments, at value (identified cost, $3,053,845,756)	$3,793,068,809
Foreign currency, at value (identified cost, $1,335,854)	1,330,803
Receivables for
Fund shares sold	12,156,941
Dividends	4,997,292
Total assets	$3,811,553,845
Liabilities
Payables for
Investments purchased	$8,151,036
Fund shares reacquired	1,152,551
Payable to affiliates
Investment adviser	319,554
Shareholder servicing costs	1,251,969
Distribution and service fees	18,045
Payable for independent Trustees’ compensation	2,909
Accrued expenses and other liabilities	154,725
Total liabilities	$11,050,789
Net assets	$3,800,503,056
Net assets consist of
Paid-in capital	$3,050,801,802
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	739,249,009
Accumulated net realized gain (loss) on investments and foreign currency	(16,863,171)
Undistributed net investment income	27,315,416
Net assets	$3,800,503,056
Shares of beneficial interest outstanding	130,606,175

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$368,558,728	13,081,870	$28.17
Class B	13,156,751	495,495	26.55
Class C	39,568,364	1,521,608	26.00
Class I	1,387,901,856	44,713,248	31.04
Class R1	1,003,992	39,075	25.69
Class R2	24,880,833	956,135	26.02
Class R3	69,786,051	2,496,051	27.96
Class R4	240,517,964	8,538,229	28.17
Class R5	1,655,128,517	58,764,464	28.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.89 [100 / 94.25 x $28.17]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$24,981,099
Interest	175,617
Dividends from underlying affiliated funds	19,207
Foreign taxes withheld	(1,810,471)
Total investment income	$23,365,452
Expenses
Management fee	$13,551,950
Distribution and service fees	804,192
Shareholder servicing costs	1,915,658
Administrative services fee	212,043
Independent Trustees’ compensation	25,117
Custodian fee	392,656
Shareholder communications	51,013
Audit and tax fees	38,106
Legal fees	14,453
Miscellaneous	165,173
Total expenses	$17,170,361
Fees paid indirectly	(135)
Reduction of expenses by investment adviser and distributor	(33,099)
Net expenses	$17,137,127
Net investment income	$6,228,325
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $431,585 country tax)	$(16,461,324)
Foreign currency	(850,989)
Net realized gain (loss) on investments and foreign currency	$(17,312,313)
Change in unrealized appreciation (depreciation)
Investments (net of $470,084 decrease in deferred country tax)	$265,554,132
Translation of assets and liabilities in foreign currencies	249,329
Net unrealized gain (loss) on investments and foreign currency translation	$265,803,461
Net realized and unrealized gain (loss) on investments and foreign currency	$248,491,148
Change in net assets from operations	$254,719,473

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/13 (unaudited)	Year ended 5/31/13
From operations
Net investment income	$6,228,325	$28,109,930
Net realized gain (loss) on investments and foreign currency	(17,312,313)	34,825,670
Net unrealized gain (loss) on investments and foreign currency translation	265,803,461	420,532,210
Change in net assets from operations	$254,719,473	$483,467,810
Distributions declared to shareholders
From net investment income	$—	$(26,800,048)
From net realized gain on investments	—	(8,610,028)
Total distributions declared to shareholders	$—	$(35,410,076)
Change in net assets from fund share transactions	$449,760,679	$648,718,041
Total change in net assets	$704,480,152	$1,096,775,775
Net assets
At beginning of period	3,096,022,904	1,999,247,129
At end of period (including undistributed net investment income of $27,315,416 and $21,087,091, respectively)	$3,800,503,056	$3,096,022,904

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.25		$21.66	$25.60	$19.23	$17.30	$26.73
Income (loss) from investment operations
Net investment income (d)	$0.02	(l)	$0.22	$0.21	$0.21	$0.20	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.90		4.69	(3.96)	6.35	1.91	(8.97)
Total from investment operations	$1.92		$4.91	$(3.75)	$6.56	$2.11	$(8.78)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.19)	$(0.19)	$(0.18)	$(0.21)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.32)	$(0.19)	$(0.19)	$(0.18)	$(0.65)
Net asset value, end of period (x)	$28.17		$26.25	$21.66	$25.60	$19.23	$17.30
Total return (%) (r)(s)(t)(x)	7.31	(n)	22.76	(14.60)	34.20	12.12	(32.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.32	1.32	1.33	1.40	1.54
Expenses after expense reductions (f)	1.23	(a)	1.32	1.32	1.33	1.40	1.54
Net investment income	0.13	(a)(l)	0.88	0.92	0.92	1.00	1.08
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$368,559		$306,765	$215,037	$282,410	$274,384	$214,115

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$24.84		$20.50	$24.22	$18.20	$16.36	$25.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08	)(l)	$0.00 (w)	$0.03	$0.05	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		4.48	(3.73)	5.99	1.80	(8.48)
Total from investment operations	$1.71		$4.48	$(3.70)	$6.04	$1.84	$(8.44)
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.02)	$(0.02)	$—	$(0.11)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.14)	$(0.02)	$(0.02)	$—	$(0.55)
Net asset value, end of period (x)	$26.55		$24.84	$20.50	$24.22	$18.20	$16.36
Total return (%) (r)(s)(t)(x)	6.88	(n)	21.91	(15.26)	33.17	11.26	(33.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.07	2.07	2.08	2.15	2.20
Expenses after expense reductions (f)	1.99	(a)	2.07	2.07	2.08	2.15	2.20
Net investment income (loss)	(0.62	)(a)(l)	0.02	0.14	0.25	0.21	0.21
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$13,157		$13,157	$12,830	$17,387	$15,153	$16,363

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$24.32		$20.09	$23.77	$17.90	$16.14	$25.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08	)(l)	$0.02	$0.03	$0.07	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.76		4.36	(3.66)	5.87	1.77	(8.39)
Total from investment operations	$1.68		$4.38	$(3.63)	$5.94	$1.83	$(8.34)
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.05)	$(0.07)	$(0.07)	$(0.13)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.15)	$(0.05)	$(0.07)	$(0.07)	$(0.57)
Net asset value, end of period (x)	$26.00		$24.32	$20.09	$23.77	$17.90	$16.14
Total return (%) (r)(s)(t)(x)	6.91	(n)	21.86	(15.26)	33.22	11.28	(33.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.07	2.07	2.08	2.15	2.21
Expenses after expense reductions (f)	1.99	(a)	2.07	2.07	2.08	2.15	2.21
Net investment income (loss)	(0.62	)(a)(l)	0.07	0.16	0.31	0.31	0.31
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$39,568		$36,202	$31,432	$40,549	$29,539	$22,107

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$28.89		$23.79	$28.12	$21.10	$18.96	$29.17
Income (loss) from investment operations
Net investment income (d)	$0.05	(l)	$0.31	$0.32	$0.33	$0.28	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		5.17	(4.38)	6.93	2.09	(9.84)
Total from investment operations	$2.15		$5.48	$(4.06)	$7.26	$2.37	$(9.52)
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.27)	$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.38)	$(0.27)	$(0.24)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$31.04		$28.89	$23.79	$28.12	$21.10	$18.96
Total return (%) (r)(s)(x)	7.44	(n)	23.12	(14.40)	34.52	12.42	(32.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.07	1.07	1.08	1.15	1.21
Expenses after expense reductions (f)	0.99	(a)	1.07	1.07	1.08	1.15	1.21
Net investment income	0.37	(a)(l)	1.15	1.27	1.32	1.28	1.64
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$1,387,902		$1,071,717	$1,508,177	$1,357,929	$899,052	$739,374

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R1			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$24.03		$19.90	$23.73	$17.91	$16.21	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08	)(l)	$0.02	$0.13	$0.08	$0.05	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		4.32	(3.76)	5.85	1.79	(1.91	)(g)
Total from investment operations	$1.66		$4.34	$(3.63)	$5.93	$1.84	$(1.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.20)	$(0.11)	$(0.14)	$(0.25)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.21)	$(0.20)	$(0.11)	$(0.14)	$(0.69)
Net asset value, end of period (x)	$25.69		$24.03	$19.90	$23.73	$17.91	$16.21
Total return (%) (r)(s)(x)	6.91	(n)	21.88	(15.28)	33.18	11.28	(9.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.07	2.08	2.07	2.15	2.29	(a)
Expenses after expense reductions (f)	1.99	(a)	2.07	2.08	2.07	2.15	2.29	(a)
Net investment income (loss)	(0.63	)(a)(l)	0.11	0.61	0.37	0.29	1.03	(a)
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$1,004		$841	$537	$197	$108	$91

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R2			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$24.28		$20.08	$23.86	$17.98	$16.27	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01	)(l)	$0.15	$0.20	$0.29	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.75		4.34	(3.75)	5.79	1.75	(1.89	)(g)
Total from investment operations	$1.74		$4.49	$(3.55)	$6.08	$1.94	$(1.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.23)	$(0.20)	$(0.23)	$(0.25)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.29)	$(0.23)	$(0.20)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$26.02		$24.28	$20.08	$23.86	$17.98	$16.27
Total return (%) (r)(s)(x)	7.17	(n)	22.47	(14.84)	33.89	11.80	(8.94	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.57	1.58	1.57	1.65	1.79	(a)
Expenses after expense reductions (f)	1.49	(a)	1.57	1.58	1.57	1.65	1.79	(a)
Net investment income (loss)	(0.11	)(a)(l)	0.66	0.93	1.31	1.02	1.53	(a)
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$24,881		$22,880	$11,521	$6,297	$1,491	$92

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R3			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$26.05		$21.51	$25.48	$19.15	$17.26	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.01	(l)	$0.26	$0.24	$0.24	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	1.90		4.62	(3.97)	6.30	1.87	(2.06	)(g)
Total from investment operations	$1.91		$4.88	$(3.73)	$6.54	$2.11	$(1.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.24)	$(0.21)	$(0.22)	$(0.25)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.34)	$(0.24)	$(0.21)	$(0.22)	$(0.69)
Net asset value, end of period (x)	$27.96		$26.05	$21.51	$25.48	$19.15	$17.26
Total return (%) (r)(s)(x)	7.33	(n)	22.77	(14.61)	34.23	12.12	(8.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.32	1.33	1.33	1.40	1.53	(a)
Expenses after expense reductions (f)	1.24	(a)	1.32	1.33	1.33	1.40	1.53	(a)
Net investment income	0.11	(a)(l)	1.05	1.06	1.07	1.20	2.46	(a)
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$69,786		$51,599	$16,606	$9,455	$7,016	$3,240

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R4			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$26.22		$21.62	$25.59	$19.22	$17.29	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.05	(l)	$0.26	$0.36	$0.32	$0.42	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.90		4.72	(4.06)	6.29	1.74	(2.05	)(g)
Total from investment operations	$1.95		$4.98	$(3.70)	$6.61	$2.16	$(1.79)
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.27)	$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.38)	$(0.27)	$(0.24)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$28.17		$26.22	$21.62	$25.59	$19.22	$17.29
Total return (%) (r)(s)(x)	7.44	(n)	23.12	(14.42)	34.51	12.40	(8.66	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.07	1.07	1.08	1.15	1.29	(a)
Expenses after expense reductions (f)	0.99	(a)	1.07	1.07	1.08	1.15	1.29	(a)
Net investment income	0.38	(a)(l)	1.06	1.59	1.37	2.07	2.64	(a)
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$240,518		$214,830	$203,007	$115,489	$40,781	$5,018

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R5 (y)			2013	2012	2011	2010	2009

Net asset value, beginning of period	$26.20		$21.59	$25.57	$19.21	$17.30	$26.72
Income (loss) from investment operations
Net investment income (d)	$0.06	(l)	$0.31	$0.22	$0.52	$0.25	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	1.91		4.69	(3.94)	6.07	1.88	(9.06)
Total from investment operations	$1.97		$5.00	$(3.72)	$6.59	$2.13	$(8.73)
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.26)	$(0.23)	$(0.22)	$(0.25)
From net realized gain on investments	—		(0.09)	—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.39)	$(0.26)	$(0.23)	$(0.22)	$(0.69)
Net asset value, end of period (x)	$28.17		$26.20	$21.59	$25.57	$19.21	$17.30
Total return (%) (r)(s)(x)	7.52	(n)	23.25	(14.50)	34.39	12.25	(32.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.98	1.17	1.17	1.25	1.35
Expenses after expense reductions (f)	0.90	(a)	0.98	1.17	1.17	1.25	1.35
Net investment income	0.46	(a)(l)	1.23	0.95	2.23	1.25	2.04
Portfolio turnover	10	(n)	32	39	58	45	81
Net assets at end of period (000 omitted)	$1,655,129		$1,378,032	$100	$143,976	$25,338	$13,782

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2008, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s

25

Notes to Financial Statements (unaudited) – continued

non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining

26

Notes to Financial Statements (unaudited) – continued

whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$683,789,197	$365,103	$—	$684,154,300
France	516,878,421	—	—	516,878,421
Japan	453,047,535	—	—	453,047,535
Switzerland	411,023,918	—	—	411,023,918
Germany	331,812,194	—	—	331,812,194
Hong Kong	138,103,253	—	—	138,103,253
Brazil	124,970,737	—	—	124,970,737
Canada	122,754,202	—	—	122,754,202
Denmark	116,950,872	—	—	116,950,872
Other Countries	833,769,912	23,062,083	—	856,831,995
Mutual Funds	36,541,382	—	—	36,541,382
Total Investments	$3,769,641,623	$23,427,186	$—	$3,793,068,809

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,901,801,013 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

27

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

28

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/13
Ordinary income (including any short-term capital gains)	$26,800,048
Long-term capital gains	8,610,028
Total distributions	$35,410,076

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/13
Cost of investments	$3,074,827,683
Gross appreciation	788,919,278
Gross depreciation	(70,678,152)
Net unrealized appreciation (depreciation)	$718,241,126

As of 5/31/13
Undistributed ordinary income	21,563,193
Undistributed long-term capital gain	21,431,069
Other temporary differences	(1,169,559)
Net unrealized appreciation (depreciation)	453,157,078

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/13	Year ended 5/31/13	Six months ended 11/30/13	Year ended 5/31/13
Class A	$—	$2,386,822	$—	$926,438
Class B	—	32,152	—	53,052
Class C	—	93,663	—	131,498
Class I	—	7,725,290	—	2,413,108
Class R1	—	4,211	—	3,091
Class R2	—	164,405	—	71,850
Class R3	—	351,864	—	126,740
Class R4	—	2,198,779	—	689,033
Class R5	—	13,842,862	—	4,195,218
Total	$—	$26,800,048	$—	$8,610,028

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2013, this management fee reduction amounted to $21,935, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $190,906 for the six months ended November 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$413,587
Class B	0.75%	0.25%	1.00%	1.00%	64,567
Class C	0.75%	0.25%	1.00%	1.00%	186,884
Class R1	0.75%	0.25%	1.00%	1.00%	4,519
Class R2	0.25%	0.25%	0.50%	0.50%	57,500
Class R3	—	0.25%	0.25%	0.25%	77,135
Total Distribution and Service Fees					$804,192

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2013, this rebate

31

Notes to Financial Statements (unaudited) – continued

amounted to $7,966, $19, and $46 for Class A, Class B, and Class C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2013, were as follows:

Amount
Class A	$1,771
Class B	13,150
Class C	1,828

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2013, the fee was $109,951, which equated to 0.0064% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,006,487.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2013, these costs for the fund amounted to $799,220 and are reflected in the “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2014, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.0123% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

32

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $33 and is included in independent Trustees’ compensation for the six months ended November 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,904 at November 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,767 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,133, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 4,699 shares of Class R5 for an aggregate amount of $127,108.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $788,834,119 and $326,705,155, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,022,057	$81,618,286	4,405,444	$110,218,617
Class B	25,523	651,776	67,739	1,555,040
Class C	196,136	4,885,447	264,879	6,145,708
Class I	11,457,488	335,703,358	19,125,995	531,070,910
Class R1	5,648	140,908	16,747	370,065
Class R2	187,544	4,691,398	616,966	13,851,456
Class R3	783,932	20,815,414	1,577,724	38,531,136
Class R4	1,350,208	36,569,664	2,422,591	60,286,924
Class R5	6,506,441	173,508,618	53,867,540	1,198,898,358
	23,534,977	$658,584,869	82,365,625	$1,960,928,214

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	115,884	$2,866,984
Class B	—	—	3,455	81,177
Class C	—	—	7,142	164,272
Class I	—	—	325,641	8,854,083
Class R1	—	—	306	6,966
Class R2	—	—	9,351	214,223
Class R3	—	—	19,495	478,604
Class R4	—	—	95,376	2,353,891
Class R5	—	—	731,767	18,038,080
	—	$—	1,308,417	$33,058,280

Shares reacquired
Class A	(1,625,012)	$(43,791,870)	(2,765,848)	$(68,050,300)
Class B	(59,782)	(1,504,358)	(167,191)	(3,930,893)
Class C	(162,850)	(4,042,001)	(348,195)	(7,852,068)
Class I	(3,841,672)	(111,900,606)	(45,759,702)	(1,110,456,069)
Class R1	(1,581)	(39,918)	(9,000)	(210,013)
Class R2	(173,746)	(4,292,966)	(257,790)	(5,864,208)
Class R3	(268,341)	(7,183,667)	(388,769)	(9,615,899)
Class R4	(1,006,062)	(26,971,419)	(3,712,765)	(90,596,039)
Class R5	(334,139)	(9,097,385)	(2,011,775)	(48,692,964)
	(7,473,185)	$(208,824,190)	(55,421,035)	$(1,345,268,453)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Net change
Class A	1,397,045	$37,826,416	1,755,480	$45,035,301
Class B	(34,259)	(852,582)	(95,997)	(2,294,676)
Class C	33,286	843,446	(76,174)	(1,542,088)
Class I	7,615,816	223,802,752	(26,308,066)	(570,531,076)
Class R1	4,067	100,990	8,053	167,018
Class R2	13,798	398,432	368,527	8,201,471
Class R3	515,591	13,631,747	1,208,450	29,393,841
Class R4	344,146	9,598,245	(1,194,798)	(27,955,224)
Class R5	6,172,302	164,411,233	52,587,532	1,168,243,474
	16,061,792	$449,760,679	28,253,007	$648,718,041

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Allocation Fund , and the MFS Conservative Allocation Fund were the owners of record of approximately 27%, 6%, 4%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2013, the fund’s commitment fee and interest expense were $7,053 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,422,630	432,196,769	(430,078,017)	36,541,382

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,207	$36,541,382

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

37

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

39

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

40

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2013

MFS® INTERNATIONAL VALUE FUND

FGI-SEM

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy continues to grow at a modest pace. U.S. job growth has picked up in recent months, and gross domestic product growth has accelerated each quarter.

The U.K. and eurozone economies are expanding again. China’s economy has regained traction, while Japan’s government and central bank have revived a once-struggling economy.

However, challenges still exist. The eurozone recovery remains uneven, with France at risk of sliding back into recession, and unemployment rates among the region’s northern countries differ substantially with rates in the south. China faces risks in its pursuit of greater domestic consumption. Japan is bracing itself for the national sales tax increase in April. The U.S. Federal Reserve remains a key focus for investors. As the nation’s economy improves, there are rising expectations that the Fed may start to shift away from its accommodative monetary policy.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
KDDI Corp.	3.7%
Groupe Danone	3.4%
Nestle S.A.	2.9%
GlaxoSmithKline PLC	2.9%
Kao Corp.	2.7%
Compass Group PLC	2.6%
Reckitt Benckiser Group PLC	2.6%
Roche Holding AG	2.3%
Henkel KGaA, IPS	2.2%
Bayer AG	2.2%

Equity sectors
Consumer Staples	20.1%
Financial Services	18.2%
Health Care	11.1%
Technology	9.0%
Utilities & Communications	7.9%
Special Products & Services	7.7%
Industrial Goods & Services	4.2%
Basic Materials	3.6%
Leisure	3.3%
Energy	3.1%
Autos & Housing	1.8%
Transportation	1.7%
Retailing	1.6%

Issuer country weightings (i)(x)
Japan	25.2%
United Kingdom	24.0%
Switzerland	12.6%
Germany	8.5%
United States	6.7%
France	5.7%
Netherlands	3.6%
Australia	2.2%
Sweden	2.2%
Other Countries	9.3%

Currency exposure weightings (i)(y)
Euro	24.2%
British Pound Sterling	24.0%
Japanese Yen	20.4%
Swiss Franc	12.6%
United States Dollar	9.8%
Australian Dollar	2.2%
Swedish Krona	2.2%
Danish Krone	1.3%
Norwegian Krone	1.2%
Other Currencies	2.1%

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2013 through November 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2013 through November 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	1.07%	$1,000.00	$1,130.72	$5.72
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
B	Actual	1.82%	$1,000.00	$1,126.52	$9.70
	Hypothetical (h)	1.82%	$1,000.00	$1,015.94	$9.20
C	Actual	1.82%	$1,000.00	$1,126.21	$9.70
	Hypothetical (h)	1.82%	$1,000.00	$1,015.94	$9.20
I	Actual	0.82%	$1,000.00	$1,132.36	$4.38
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
R1	Actual	1.82%	$1,000.00	$1,126.69	$9.70
	Hypothetical (h)	1.82%	$1,000.00	$1,015.94	$9.20
R2	Actual	1.32%	$1,000.00	$1,129.44	$7.05
	Hypothetical (h)	1.32%	$1,000.00	$1,018.45	$6.68
R3	Actual	1.07%	$1,000.00	$1,130.96	$5.72
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R4	Actual	0.82%	$1,000.00	$1,132.36	$4.38
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
R5	Actual	0.75%	$1,000.00	$1,132.23	$4.01
	Hypothetical (h)	0.75%	$1,000.00	$1,021.31	$3.80

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.3%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
Cobham PLC	33,578,735	$145,219,302

Alcoholic Beverages - 1.9%
Heineken N.V.	4,099,721	$278,702,347

Automotive - 0.7%
USS Co. Ltd.	7,669,800	$105,338,558

Broadcasting - 1.5%
Fuji Television Network, Inc.	6,046,100	$123,170,586
Nippon Television Holdings, Inc.	6,130,700	106,881,060

		$230,051,646
Brokerage & Asset Managers - 1.7%
Computershare Ltd.	9,888,068	$98,016,711
Daiwa Securities Group, Inc.	11,061,000	107,430,280
IG Group Holdings PLC	4,530,458	43,367,144

		$248,814,135
Business Services - 7.7%
Amadeus IT Holding S.A.	6,918,261	$259,125,862
Brenntag AG	591,061	104,969,641
Bunzl PLC	9,081,050	206,247,350
Compass Group PLC	26,327,436	396,762,885
Nomura Research, Inc.	5,793,700	190,022,275

		$1,157,128,013
Chemicals - 1.2%
Givaudan S.A.	124,851	$176,174,348

Computer Software - 0.7%
OBIC Co. Ltd.	3,763,400	$110,391,107

Computer Software - Systems - 1.5%
Canon, Inc.	3,796,600	$126,374,211
Nintendo Co. Ltd.	533,100	68,325,472
Venture Corp. Ltd.	6,378,500	38,275,575

		$232,975,258

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.1%
Geberit AG	540,650	$158,842,779

Consumer Products - 7.9%
Henkel KGaA, IPS	2,967,356	$336,474,235
Kao Corp.	12,363,700	406,109,137
KOSE Corp.	1,914,100	61,097,242
Reckitt Benckiser Group PLC	4,782,979	384,197,336

		$1,187,877,950
Containers - 1.6%
Brambles Ltd.	27,143,208	$234,964,630

Electrical Equipment - 1.6%
Legrand S.A.	2,672,762	$147,539,899
Spectris PLC	2,292,509	91,267,468

		$238,807,367
Electronics - 2.9%
ASM International N.V.	1,057,051	$35,764,414
Halma PLC	11,391,804	109,419,178
Hirose Electric Co. Ltd.	753,520	115,184,960
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,734,932	172,600,344

		$432,968,896
Energy - Independent - 0.5%
Cairn Energy PLC (a)	16,615,379	$74,684,720

Energy - Integrated - 2.6%
BP PLC	9,447,487	$74,511,994
Royal Dutch Shell PLC, “A”	9,301,406	311,703,298

		$386,215,292
Food & Beverages - 6.5%
Groupe Danone	6,948,701	$504,952,869
ITO EN Ltd.	1,429,900	30,874,506
Nestle S.A.	6,018,943	439,600,647

		$975,428,022
Food & Drug Stores - 1.0%
Lawson, Inc.	2,143,300	$157,120,240

Insurance - 6.9%
Admiral Group PLC	718,274	$14,609,122
Amlin PLC	6,128,079	45,123,181

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Catlin Group Ltd.	6,248,587	$56,286,208
Delta Lloyd N.V.	3,826,920	93,028,399
Euler Hermes	435,737	57,449,505
Hiscox Ltd.	9,510,056	105,505,624
ING Groep N.V. (a)	9,962,521	129,387,433
Jardine Lloyd Thompson Group PLC	4,550,136	76,315,207
Sony Financial Holdings, Inc.	6,303,100	112,224,651
Swiss Re Ltd.	1,836,075	163,370,972
Zurich Insurance Group AG	651,886	181,886,551

		$1,035,186,853
Leisure & Toys - 0.5%
Sankyo Co. Ltd.	774,100	$35,476,592
Yamaha Corp.	2,261,000	35,599,522

		$71,076,114
Machinery & Tools - 1.6%
Glory Ltd.	2,025,400	$54,804,127
Neopost S.A. (h)	1,742,509	136,120,382
Schindler Holding AG	382,505	52,750,579

		$243,675,088
Major Banks - 3.2%
Bank of Ireland (a)	114,322,880	$44,427,821
HSBC Holdings PLC	25,188,296	281,049,180
Sumitomo Mitsui Financial Group, Inc.	3,263,300	161,500,620

		$486,977,621
Medical & Health Technology & Services - 0.6%
Kobayashi Pharmaceutical Co. Ltd.	1,681,800	$91,768,871

Medical Equipment - 0.4%
Nihon Kohden Corp.	1,580,400	$58,699,029

Network & Telecom - 3.9%
Ericsson, Inc., “B”	26,474,977	$329,759,141
Nokia Oyj (a)	30,750,372	249,030,451

		$578,789,592
Other Banks & Diversified Financials - 3.9%
Chiba Bank Ltd.	6,898,000	$47,941,588
DnB NOR A.S.A.	10,037,689	177,592,970
Hachijuni Bank Ltd.	6,766,000	40,089,433
Joyo Bank Ltd.	9,738,000	49,714,227

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Julius Baer Group Ltd.	1,635,637	$76,656,950
Jyske Bank A.S.	676,171	36,557,107
North Pacific Bank Ltd.	10,142,300	38,808,937
Sydbank A.S.	1,101,861	30,990,280
UniCredit S.p.A.	11,647,400	84,513,496

		$582,864,988
Pharmaceuticals - 10.1%
Bayer AG	2,473,801	$330,089,774
GlaxoSmithKline PLC	16,425,568	435,006,698
Novartis AG	3,842,570	303,751,258
Roche Holding AG	1,229,130	342,675,586
Santen Pharmaceutical Co. Ltd.	2,149,200	102,272,927

		$1,513,796,243
Printing & Publishing - 1.3%
Pearson PLC	7,197,580	$158,994,870
United Business Media Ltd.	3,516,173	39,123,887

		$198,118,757
Real Estate - 2.5%
Deutsche Annington Immobilien SE (a)	2,545,410	$66,407,143
Deutsche Wohnen AG	7,000,532	140,734,909
Deutsche Wohnen AG (a)	5,113,563	100,264,179
TAG Immobilien AG	6,349,840	74,478,348

		$381,884,579
Specialty Chemicals - 0.8%
Symrise AG	2,776,273	$122,980,312

Specialty Stores - 0.6%
Esprit Holdings Ltd.	43,006,321	$89,645,619

Telecommunications - Wireless - 6.5%
KDDI Corp.	8,919,294	$559,822,933
NTT DoCoMo, Inc.	7,998,000	128,817,414
Vodafone Group PLC	76,799,454	285,012,578

		$973,652,925
Telephone Services - 1.4%
China Unicom (Hong Kong) Ltd.	11,646,000	$18,537,338
TDC A.S.	14,422,234	129,386,856
Telecom Italia S.p.A. - Savings Shares	84,427,401	64,874,175

		$212,798,369

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Tobacco - 3.8%
British American Tobacco PLC		4,965,125	$264,937,741
Japan Tobacco, Inc.		8,947,600	302,198,214

			$567,135,955
Trucking - 1.7%
Yamato Holdings Co. Ltd.		11,792,600	$250,022,229
Total Common Stocks (Identified Cost, $10,973,928,556)			$13,990,777,754

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.2%
JPY Currency - December 2013 @ $0.01	JPY	10,021,986,224	$8,749,194
JPY Currency - January 2014 @ $0.01		9,107,954,777	3,788,909
JPY Currency - April 2014 @ $0.01		59,056,133,104	13,346,686
JPY Currency - June 2014 @ EUR 0.01		13,552,479,260	3,225,490
Total Put Options Purchased (Premiums Paid, $14,902,962)			$29,110,279

Call Options Purchased - 0.1%
EUR Currency - October 2014 @ JPY 144	EUR	204,444,814	$7,338,342
EUR Currency - December 2013 @ JPY 125		80,393,923	11,481,217
Total Call Options Purchased (Premiums Paid, $6,331,800)			$18,819,559

Issuer	Shares/Par
Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)		879,469,019	$879,469,019
Total Investments (Identified Cost, $11,874,632,337)			$14,918,176,611

Other Assets, Less Liabilities - 0.6%			82,719,035
Net Assets - 100.0%			$15,000,895,646

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

10

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $10,874,172,087)	$13,902,587,210
Underlying affiliated funds, at cost and value	879,469,019
Other affiliated issuers, at value (identified cost, $120,991,231)	136,120,382
Total investments, at value (identified cost, $11,874,632,337)	$14,918,176,611
Foreign currency, at value (identified cost, $5,763,191)	5,701,666
Receivables for
Fund shares sold	56,074,224
Dividends	36,540,358
Total assets	$15,016,492,859
Liabilities
Payable for fund shares reacquired	$11,268,163
Payable to affiliates
Investment adviser	1,124,298
Shareholder servicing costs	2,880,102
Distribution and service fees	190,346
Payable for independent Trustees’ compensation	1,272
Accrued expenses and other liabilities	133,032
Total liabilities	$15,597,213
Net assets	$15,000,895,646
Net assets consist of
Paid-in capital	$11,719,101,072
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,043,451,382
Accumulated net realized gain (loss) on investments and foreign currency	9,770,329
Undistributed net investment income	228,572,863
Net assets	$15,000,895,646
Shares of beneficial interest outstanding	432,760,327

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,333,911,200	127,156,092	$34.08
Class B	48,171,219	1,482,224	32.50
Class C	336,248,716	10,734,687	31.32
Class I	6,952,969,301	195,381,755	35.59
Class R1	4,436,530	140,131	31.66
Class R2	336,176,214	10,469,807	32.11
Class R3	426,500,049	12,566,853	33.94
Class R4	670,015,073	19,581,908	34.22
Class R5	1,892,467,344	55,246,870	34.25

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $36.16 [100 / 94.25 x $34.08]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$117,570,170
Interest	1,332,284
Dividends from other affiliated issuers	4,180,930
Dividends from underlying affiliated funds	347,758
Foreign taxes withheld	(6,630,129)
Total investment income	$116,801,013
Expenses
Management fee	$46,013,708
Distribution and service fees	7,258,819
Shareholder servicing costs	4,570,450
Administrative services fee	246,424
Independent Trustees’ compensation	64,331
Custodian fee	699,232
Shareholder communications	273,774
Audit and tax fees	32,932
Legal fees	43,001
Miscellaneous	490,811
Total expenses	$59,693,482
Fees paid indirectly	(123)
Reduction of expenses by investment adviser and distributor	(689,013)
Net expenses	$59,004,346
Net investment income	$57,796,667
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,503,827
Foreign currency	(771,426)
Net realized gain (loss) on investments and foreign currency	$1,732,401
Change in unrealized appreciation (depreciation)
Investments	$1,505,266,635
Translation of assets and liabilities in foreign currencies	1,409,227
Net unrealized gain (loss) on investments and foreign currency translation	$1,506,675,862
Net realized and unrealized gain (loss) on investments and foreign currency	$1,508,408,263
Change in net assets from operations	$1,566,204,930

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/13 (unaudited)	Year ended 5/31/13
From operations
Net investment income	$57,796,667	$176,119,509
Net realized gain (loss) on investments and foreign currency	1,732,401	123,349,678
Net unrealized gain (loss) on investments and foreign currency translation	1,506,675,862	1,539,468,909
Change in net assets from operations	$1,566,204,930	$1,838,938,096
Distributions declared to shareholders
From net investment income	$—	$(130,000,546)
Change in net assets from fund share transactions	$3,072,284,245	$3,882,639,434
Total change in net assets	$4,638,489,175	$5,591,576,984
Net assets
At beginning of period	10,362,406,471	4,770,829,487
At end of period (including undistributed net investment income of $228,572,863 and $170,776,196, respectively)	$15,000,895,646	$10,362,406,471

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$30.14		$23.78	$26.57	$20.75	$19.35	$30.23
Income (loss) from investment operations
Net investment income (d)	$0.12	(l)	$0.57	$0.67	$0.44	$0.42	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	3.82		6.25	(3.11)	5.66	1.19	(9.27)
Total from investment operations	$3.94		$6.82	$(2.44)	$6.10	$1.61	$(8.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.35)	$(0.28)	$(0.21)	$(0.55)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.46)	$(0.35)	$(0.28)	$(0.21)	$(2.07)
Net asset value, end of period (x)	$34.08		$30.14	$23.78	$26.57	$20.75	$19.35
Total return (%) (r)(s)(t)(x)	13.07	(n)	28.92	(9.15)	29.51	8.21	(28.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.14	1.23	1.28	1.35	1.48
Expenses after expense reductions (f)	1.07	(a)	1.14	1.23	1.28	1.35	1.48
Net investment income	0.76	(a)(l)	2.09	2.73	1.85	1.88	2.32
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$4,333,911		$2,962,849	$1,699,622	$1,462,263	$1,308,449	$542,453

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$28.85		$22.79	$25.50	$19.90	$18.54	$29.09
Income (loss) from investment operations
Net investment income (d)	$0.00	(l)(w)	$0.33	$0.45	$0.24	$0.17	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	3.65		6.01	(2.96)	5.44	1.19	(8.75)
Total from investment operations	$3.65		$6.34	$(2.51)	$5.68	$1.36	$(8.60)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.20)	$(0.08)	$—	$(0.43)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.28)	$(0.20)	$(0.08)	$—	$(1.95)
Net asset value, end of period (x)	$32.50		$28.85	$22.79	$25.50	$19.90	$18.54
Total return (%) (r)(s)(t)(x)	12.65	(n)	27.95	(9.82)	28.60	7.34	(29.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.89	1.98	2.03	2.10	2.16
Expenses after expense reductions (f)	1.82	(a)	1.89	1.98	2.03	2.10	2.16
Net investment income	0.02	(a)(l)	1.25	1.89	1.07	0.80	0.72
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$48,171		$39,272	$29,232	$28,686	$21,961	$22,952

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$27.81		$22.01	$24.64	$19.28	$18.01	$28.39
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(l)(w)	$0.38	$0.43	$0.24	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	3.51		5.74	(2.86)	5.26	1.14	(8.58)
Total from investment operations	$3.51		$6.12	$(2.43)	$5.50	$1.33	$(8.40)
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.20)	$(0.14)	$(0.06)	$(0.46)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.32)	$(0.20)	$(0.14)	$(0.06)	$(1.98)
Net asset value, end of period (x)	$31.32		$27.81	$22.01	$24.64	$19.28	$18.01
Total return (%) (r)(s)(t)(x)	12.62	(n)	27.98	(9.82)	28.60	7.37	(29.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.89	1.98	2.03	2.10	2.16
Expenses after expense reductions (f)	1.82	(a)	1.89	1.98	2.03	2.10	2.16
Net investment income (loss)	(0.01	)(a)(l)	1.49	1.89	1.08	0.95	0.92
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$336,249		$199,007	$92,451	$92,921	$66,124	$49,093

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$31.43		$24.77	$27.66	$21.56	$20.07	$31.20
Income (loss) from investment operations
Net investment income (d)	$0.17	(l)	$0.75	$0.81	$0.53	$0.44	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	3.99		6.42	(3.29)	5.88	1.28	(9.51)
Total from investment operations	$4.16		$7.17	$(2.48)	$6.41	$1.72	$(9.02)
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$35.59		$31.43	$24.77	$27.66	$21.56	$20.07
Total return (%) (r)(s)(x)	13.24	(n)	29.22	(8.90)	29.89	8.46	(28.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.89	0.98	1.03	1.10	1.16
Expenses after expense reductions (f)	0.82	(a)	0.89	0.98	1.03	1.10	1.16
Net investment income	1.01	(a)(l)	2.59	3.16	2.13	1.91	2.29
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$6,952,969		$4,611,464	$2,348,278	$1,339,067	$830,162	$668,802

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R1			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$28.10		$22.27	$25.05	$19.61	$18.37	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.00	(l)(w)	$0.38	$0.76	$0.32	$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.56		5.80	(3.22)	5.27	1.19	(2.21	)(g)
Total from investment operations	$3.56		$6.18	$(2.46)	$5.59	$1.36	$(2.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.32)	$(0.15)	$(0.12)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.35)	$(0.32)	$(0.15)	$(0.12)	$(2.11)
Net asset value, end of period (x)	$31.66		$28.10	$22.27	$25.05	$19.61	$18.37
Total return (%) (r)(s)(x)	12.67	(n)	27.93	(9.77)	28.55	7.35	(8.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.89	1.97	2.03	2.10	2.21	(a)
Expenses after expense reductions (f)	1.82	(a)	1.89	1.97	2.03	2.10	2.21	(a)
Net investment income	0.03	(a)(l)	1.47	3.26	1.40	0.84	1.52	(a)
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$4,437		$3,516	$1,454	$256	$98	$91

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R2			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$28.43		$22.46	$25.13	$19.67	$18.42	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.08	(l)	$0.46	$0.58	$0.38	$0.40	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	3.60		5.92	(2.95)	5.34	1.08	(2.78	)(g)
Total from investment operations	$3.68		$6.38	$(2.37)	$5.72	$1.48	$(1.99)
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.30)	$(0.26)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.41)	$(0.30)	$(0.26)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$32.11		$28.43	$22.46	$25.13	$19.67	$18.42
Total return (%) (r)(s)(x)	12.94	(n)	28.61	(9.38)	29.22	7.91	(8.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.39	1.48	1.53	1.62	1.71	(a)
Expenses after expense reductions (f)	1.32	(a)	1.39	1.48	1.53	1.61	1.71	(a)
Net investment income	0.52	(a)(l)	1.77	2.46	1.69	1.85	6.93	(a)
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$336,176		$265,545	$191,405	$190,555	$111,399	$7,828

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R3			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$30.01		$23.68	$26.50	$20.70	$19.32	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.12	(l)	$0.59	$0.69	$0.56	$0.48	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	3.81		6.20	(3.12)	5.52	1.13	(2.64	)(g)
Total from investment operations	$3.93		$6.79	$(2.43)	$6.08	$1.61	$(2.03)
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.39)	$(0.28)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.46)	$(0.39)	$(0.28)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$33.94		$30.01	$23.68	$26.50	$20.70	$19.32
Total return (%) (r)(s)(x)	13.10	(n)	28.90	(9.14)	29.52	8.21	(8.42	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.14	1.23	1.28	1.36	1.46	(a)
Expenses after expense reductions (f)	1.07	(a)	1.14	1.23	1.28	1.36	1.45	(a)
Net investment income	0.75	(a)(l)	2.15	2.80	2.32	2.15	5.26	(a)
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$426,500		$294,139	$171,798	$109,906	$46,546	$6,327

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R4			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$30.22		$23.83	$26.63	$20.77	$19.35	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.16	(l)	$0.67	$0.79	$0.52	$0.48	$0.90
Net realized and unrealized gain (loss) on investments and foreign currency	3.84		6.23	(3.18)	5.65	1.17	(2.90	)(g)
Total from investment operations	$4.00		$6.90	$(2.39)	$6.17	$1.65	$(2.00)
Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.51)	$(0.41)	$(0.31)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$34.22		$30.22	$23.83	$26.63	$20.77	$19.35
Total return (%) (r)(s)(x)	13.24	(n)	29.24	(8.91)	29.87	8.42	(8.29	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.89	0.98	1.03	1.10	1.21	(a)
Expenses after expense reductions (f)	0.82	(a)	0.89	0.98	1.03	1.10	1.21	(a)
Net investment income	1.01	(a)(l)	2.42	3.19	2.14	2.15	7.60	(a)
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$670,015		$492,660	$236,489	$107,858	$68,408	$22,269

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
Class R5 (y)			2013	2012	2011	2010	2009

Net asset value, beginning of period	$30.25		$23.84	$26.63	$20.78	$19.37	$30.23
Income (loss) from investment operations
Net investment income (d)	$0.18	(l)	$0.66	$0.74	$0.47	$0.47	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	3.82		6.27	(3.14)	5.68	1.16	(9.40)
Total from investment operations	$4.00		$6.93	$(2.40)	$6.15	$1.63	$(8.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.52)	$(0.39)	$(0.30)	$(0.22)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.52)	$(0.39)	$(0.30)	$(0.22)	$(2.11)
Net asset value, end of period (x)	$34.25		$30.25	$23.84	$26.63	$20.78	$19.37
Total return (%) (r)(s)(x)	13.22	(n)	29.35	(8.95)	29.74	8.34	(28.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.82	1.07	1.13	1.21	1.29
Expenses after expense reductions (f)	0.75	(a)	0.82	1.07	1.13	1.21	1.29
Net investment income	1.09	(a)(l)	2.38	3.00	1.96	2.10	3.64
Portfolio turnover	6	(n)	12	15	24	25	52
Net assets at end of period (000 omitted)	$1,892,467		$1,493,955	$100	$101,834	$67,770	$20,807

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2008, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15,2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still

26

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

27

Notes to Financial Statements (unaudited) – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$3,778,080,951	$—	$—	$3,778,080,951
United Kingdom	3,599,344,966	—	—	3,599,344,966
Switzerland	1,895,709,670	—	—	1,895,709,670
Germany	1,176,134,362	100,264,179	—	1,276,398,541
France	846,062,656	—	—	846,062,656
Netherlands	536,882,593	—	—	536,882,593
Australia	332,981,341	—	—	332,981,341
Sweden	329,759,141	—	—	329,759,141
Spain	259,125,862	—	—	259,125,862
Other Countries	1,136,432,033	—	—	1,136,432,033
Purchased Currency Options	—	47,929,838	—	47,929,838
Mutual Funds	879,469,019	—	—	879,469,019
Total Investments	$14,769,982,594	$148,194,017	$—	$14,918,176,611

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $13,212,114,092 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable

28

Notes to Financial Statements (unaudited) – continued

market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	47,929,838

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	795,889

29

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the

30

Notes to Financial Statements (unaudited) – continued

premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

31

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/13
Ordinary income (including any short-term capital gains)	$130,000,546

32

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/13
Cost of investments	$11,908,307,956
Gross appreciation	3,047,858,436
Gross depreciation	(37,989,781)
Net unrealized appreciation (depreciation)	$3,009,868,655

As of 5/31/13
Undistributed ordinary income	173,944,088
Undistributed long-term capital gain	41,713,547
Other temporary differences	(4,670,011)
Net unrealized appreciation (depreciation)	1,504,602,020

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/13	Year ended 5/31/13
Class A	$—	$40,736,976
Class B	—	366,815
Class C	—	1,682,511
Class I	—	50,702,204
Class R1	—	33,915
Class R2	—	3,790,838
Class R3	—	3,534,453
Class R4	—	6,879,374
Class R5	—	22,273,460
Total	$—	$130,000,546

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

33

Notes to Financial Statements (unaudited) – continued

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; and 0.50% of average daily net assets in excess of $20 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the period August 1, 2013 through November 30, 2013, this management fee reduction amounted to $592,079, which is shown as a reduction of total expenses in Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2013, this management fee reduction amounted to $83,357, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $995,948 for the six months ended November 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,554,131
Class B	0.75%	0.25%	1.00%	1.00%	217,325
Class C	0.75%	0.25%	1.00%	1.00%	1,275,440
Class R1	0.75%	0.25%	1.00%	1.00%	19,986
Class R2	0.25%	0.25%	0.50%	0.50%	749,594
Class R3	—	0.25%	0.25%	0.25%	442,343
Total Distribution and Service Fees					$7,258,819

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2013, this rebate amounted to $2,541, $11, $82, and $23 for Class A, Class B, Class C, and Class R3 respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2013, were as follows:

Amount
Class A	$20,324
Class B	18,046
Class C	16,950

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2013, the fee was $304,519, which equated to 0.0048% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,265,931.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.0039% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $16 and is included in independent Trustees’ compensation for the six months ended November 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,264 at

35

Notes to Financial Statements (unaudited) – continued

November 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $30,053 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $10,920, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 5,164 shares of Class R1 and 4,274 shares of Class R5 for an aggregate amount of $292,326.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $3,329,417,408 and $657,746,459 respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	39,640,435	$1,270,002,257	52,194,397	$1,432,773,674
Class B	215,492	6,619,860	350,376	9,165,553
Class C	4,069,748	121,533,493	3,818,314	98,702,844
Class I	61,889,305	2,062,425,195	108,969,906	3,083,741,951
Class R1	29,153	867,328	81,389	2,088,164
Class R2	2,934,497	88,131,201	5,522,832	141,896,229
Class R3	3,976,842	127,719,640	5,642,748	156,228,423
Class R4	5,598,284	181,119,824	9,923,126	271,876,879
Class R5	7,070,846	227,256,042	51,094,966	1,267,202,817
	125,424,602	$4,085,674,840	237,598,054	$6,463,676,534

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,429,758	$38,360,400
Class B	—	—	13,394	345,172
Class C	—	—	51,573	1,280,547
Class I	—	—	1,054,684	29,467,885
Class R1	—	—	1,351	33,915
Class R2	—	—	145,269	3,679,655
Class R3	—	—	132,326	3,534,426
Class R4	—	—	219,999	5,911,361
Class R5	—	—	828,626	22,273,460
	—	$—	3,876,980	$104,886,821

Shares reacquired
Class A	(10,778,920)	$(346,145,223)	(26,792,709)	$(743,395,889)
Class B	(94,551)	(2,888,804)	(285,241)	(7,490,905)
Class C	(491,971)	(14,547,192)	(913,257)	(22,993,670)
Class I	(13,217,949)	(442,691,907)	(58,131,562)	(1,525,331,431)
Class R1	(14,112)	(416,629)	(22,938)	(583,903)
Class R2	(1,804,224)	(54,483,210)	(4,849,017)	(125,732,750)
Class R3	(1,209,971)	(38,712,949)	(3,230,033)	(85,969,220)
Class R4	(2,317,729)	(74,455,534)	(3,764,731)	(105,774,384)
Class R5	(1,218,563)	(39,049,147)	(2,533,200)	(68,651,769)
	(31,147,990)	$(1,013,390,595)	(100,522,688)	$(2,685,923,921)

Net change
Class A	28,861,515	$923,857,034	26,831,446	$727,738,185
Class B	120,941	3,731,056	78,529	2,019,820
Class C	3,577,777	106,986,301	2,956,630	76,989,721
Class I	48,671,356	1,619,733,288	51,893,028	1,587,878,405
Class R1	15,041	450,699	59,802	1,538,176
Class R2	1,130,273	33,647,991	819,084	19,843,134
Class R3	2,766,871	89,006,691	2,545,041	73,793,629
Class R4	3,280,555	106,664,290	6,378,394	172,013,856
Class R5	5,852,283	188,206,895	49,390,392	1,220,824,508
	94,276,612	$3,072,284,245	140,952,346	$3,882,639,434

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation

37

Notes to Financial Statements (unaudited) – continued

Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 7%, 1%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2013, the fund’s commitment fee and interest expense were $23,688 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	521,655,427	1,883,962,410	(1,526,148,818)	879,469,019

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$347,758	$879,469,019

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Neopost S.A.	1,394,053	348,456	—	1,742,509

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Neopost S.A.	$—	$—	$4,180,930	$136,120,382

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

39

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

40

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS has agreed in writing to implement additional breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $10 billion, $15 billion and $20 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

41

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

42

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

43

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2013

MFS® GLOBAL BOND FUND

GLB-SEM

MFS® GLOBAL BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy continues to grow at a modest pace. U.S. job growth has picked up in recent months, and gross domestic product growth has accelerated each quarter.

The U.K. and eurozone economies are expanding again. China’s economy has regained traction, while Japan’s government and central bank have revived a once-struggling economy.

However, challenges still exist. The eurozone recovery remains uneven, with France at risk of sliding back into recession, and unemployment rates among the region’s northern countries differ substantially with rates in the south. China faces risks in its pursuit of greater domestic consumption. Japan is bracing itself for the national sales tax increase in April. The U.S. Federal Reserve remains a key focus for investors. As the nation’s economy improves, there are rising expectations that the Fed may start to shift away from its accommodative monetary policy.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Emerging Markets Bonds	47.8%
Non-U.S. Government Bonds	32.8%
U.S. Treasury Securities	5.8%
Commercial Mortgage-Backed Securities	0.5%
U.S. Government Agencies	0.2%
High Yield Corporates	0.1%
Mortgage-Backed Securities	0.1%
High Grade Corporates (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	6.8%
AA	5.8%
A	21.8%
BBB	34.3%
BB	5.2%
B	1.9%
CCC (o)	0.0%
U.S. Government	9.9%
Federal Agencies	0.3%
Not Rated	1.3%
Cash & Other	12.7%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	8.1 yrs.

Issuer country weightings (i)(x)
United States	19.3%
Japan	10.8%
Brazil	9.7%
South Africa	6.1%
Italy	5.4%
Russia	4.9%
Mexico	4.7%
Thailand	4.3%
Indonesia	3.2%
Other Countries	31.6%

Currency exposure weightings (i)(y)
United States Dollar	21.3%
Japanese Yen	12.4%
Euro	11.9%
Polish Zloty	6.8%
South African Rand	5.7%
Mexican Peso	5.0%
Turkish Lira	5.0%
Malaysian Ringgit	5.0%
Russian Ruble	4.4%
Other Currencies	22.5%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2013 through November 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2013 through November 30, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	1.10%	$1,000.00	$969.57	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
B	Actual	1.85%	$1,000.00	$965.60	$9.12
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
C	Actual	1.85%	$1,000.00	$965.59	$9.12
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
I	Actual	0.85%	$1,000.00	$970.49	$4.20
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
R1	Actual	1.85%	$1,000.00	$965.60	$9.12
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
R2	Actual	1.35%	$1,000.00	$967.06	$6.66
	Hypothetical (h)	1.35%	$1,000.00	$1,018.30	$6.83
R3	Actual	1.10%	$1,000.00	$968.29	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R4	Actual	0.85%	$1,000.00	$969.52	$4.20
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
R5	Actual	0.73%	$1,000.00	$971.08	$3.61
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 87.6%
Issuer	Shares/Par		Value ($)
Asset-Backed & Securitized - 0.5%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$887,571
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	954,275
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049		1,111,221	1,136,926

			$2,978,772
Broadcasting - 0.2%
Grupo Televisa S.A.B., 7.25%, 2043	MXN	16,720,000	$1,026,382

Building - 0.5%
Cementos Progreso Trust Co., 7.125%, 2023 (n)		$652,000	$656,890
CEMEX Espana S.A., 9.25%, 2020		796,000	864,655
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)		659,000	668,061
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		961,000	999,440

			$3,189,046
Business Services - 0.1%
Rolta LLC, 10.75%, 2018 (n)		$664,000	$620,840

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)		$945,000	$920,194

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 2017		$779,000	$763,420
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021		261,000	249,255

			$1,012,675
Consumer Products - 0.2%
S.A.C.I. Falabella, 6.5%, 2023 (n)	CLP	717,500,000	$1,291,544

Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		$920,000	$924,600

Emerging Market Quasi-Sovereign - 2.6%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$968,000	$919,600

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (n)	COP	1,164,000,000	$518,137
Hungarian Development Bank, 6.25%, 2020 (n)		$951,000	962,888
Novatek Finance Ltd., 7.75%, 2017 (n)	RUB	65,200,000	1,964,802
Novatek Finance Ltd., 7.75%, 2017	RUB	36,500,000	1,099,928
Petroleos Mexicanos, 7.65%, 2021	MXN	13,311,900	1,066,276
Petroleos Mexicanos, 7.19%, 2024	MXN	21,418,500	1,590,886
RZD Capital PLC, 8.3%, 2019	RUB	101,100,000	3,052,414
Transnet Ltd., 9.25%, 2017		ZAR 8,000,000	819,974
Transnet Ltd., 10.5%, 2020	ZAR	25,000,000	2,651,886
Transnet SOC Ltd., 9.5%, 2021 (z)	ZAR	9,960,000	958,194
Vnesheconombank, 5.942%, 2023 (z)		$1,552,000	1,555,039

			$17,160,024
Emerging Market Sovereign - 36.2%
Brazil Notas do Tesouro Nacional, 6%, 2016	BRL	5,968,182	$2,586,003
Brazil Notas do Tesouro Nacional, 10%, 2017	BRL	67,990,000	27,487,329
Brazil Notas do Tesouro Nacional, 10%, 2021	BRL	19,702,000	7,415,293
Dominican Republic, 6.6%, 2024 (n)		$203,000	203,000
Dominican Republic, 5.875%, 2024 (n)		450,000	422,100
Federal Republic of Nigeria, Capital Appreciation, 0%, 2014	NGN	268,021,000	1,654,630
Federative Republic of Brazil, 10%, 2018	BRL	10,879,000	4,301,913
Federative Republic of Brazil, Capital Appreciation, 0%, 2014	BRL	3,447,000	1,464,369
Government of Malaysia, 5.094%, 2014	MYR	20,143,000	6,301,884
Government of Malaysia, 3.26%, 2018	MYR	5,269,000	1,611,565
Government of Malaysia, 4.378%, 2019	MYR	4,738,000	1,492,508
Government of Malaysia, 4.16%, 2021	MYR	9,775,000	3,034,196
Government of Malaysia, 4.392%, 2026	MYR	3,568,000	1,114,712
Government of Poland, 5.75%, 2021	PLN	2,102,000	742,050
Government of Poland, Capital Appreciation, 0%, 2014	PLN	6,978,000	2,247,722
Government of Romania, 5.8%, 2015	RON	660,000	209,908
Government of Thailand, 3.625%, 2023	THB	126,349,000	3,799,005
Government of Thailand, 3.625%, 2015	THB	63,462,000	2,007,051
Islamic Republic of Pakistan, 6.875%, 2017		$318,000	310,845
Islamic Republic of Pakistan, 7.875%, 2036		453,000	371,460
Kingdom of Thailand, 3.875%, 2019	THB	448,815,000	14,244,684
Kingdom of Thailand, 3.65%, 2021	THB	200,237,000	6,139,207
Oriental Republic of Uruguay, 5%, 2018	UYU	6,289,375	321,213
Republic of Colombia, 7.5%, 2026	COP	4,656,200,000	2,410,716
Republic of Colombia, 6%, 2028	COP	1,500,000,000	693,478
Republic of Columbia, 11%, 2020	COP	7,470,000,000	4,686,536
Republic of Cote d’Ivoire, 5.75%, 2032		$451,000	402,518
Republic of Croatia, 5.5%, 2023 (n)		828,000	793,017

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Hungary, 6.75%, 2017	HUF	492,720,000	$2,371,303
Republic of Hungary, 6.75%, 2017	HUF	1,158,770,000	5,614,340
Republic of Hungary, 6%, 2023	HUF	1,095,960,000	4,906,850
Republic of Indonesia, 5.25%, 2018	IDR	25,312,000,000	1,883,192
Republic of Indonesia, 7.875%, 2019	IDR	33,928,000,000	2,807,834
Republic of Indonesia, 7%, 2022	IDR	44,574,000,000	3,353,530
Republic of Indonesia, 5.625%, 2023	IDR	14,519,000,000	986,139
Republic of Indonesia, 11%, 2025	IDR	15,000,000,000	1,443,260
Republic of Indonesia, 8.375%, 2026	IDR	32,665,000,000	2,588,269
Republic of Indonesia, 7%, 2027	IDR	16,225,000,000	1,135,920
Republic of Indonesia, 9%, 2029	IDR	45,424,000,000	3,767,885
Republic of Indonesia, 8.25%, 2032	IDR	26,890,000,000	2,045,551
Republic of Indonesia, 6.625%, 2033	IDR	14,000,000,000	898,224
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	145,423,000	914,825
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	185,788,000	1,167,687
Republic of Peru, 7.84%, 2020	PEN	8,039,000	3,304,683
Republic of Peru, GDN, 6.95%, 2031	PEN	2,723,000	997,411
Republic of Poland, 5.75%, 2014	PLN	11,690,000	3,826,753
Republic of Poland, 4%, 2023	PLN	4,529,000	1,404,103
Republic of South Africa, 13.5%, 2015	ZAR	43,216,000	4,756,273
Republic of South Africa, 8.25%, 2017	ZAR	30,817,000	3,147,867
Republic of South Africa, 8%, 2018	ZAR	73,699,000	7,452,184
Republic of South Africa, 7.25%, 2020	ZAR	13,745,000	1,328,192
Republic of South Africa, 5.5%, 2023	ZAR	4,188,807	552,609
Republic of South Africa, 10.5%, 2026	ZAR	27,289,000	3,135,694
Republic of South Africa, 7%, 2031	ZAR	48,613,000	3,971,777
Republic of South Africa, 6.25%, 2036	ZAR	11,109,000	797,181
Republic of South Africa, 6.5%, 2041	ZAR	43,500,000	3,103,163
Republic of Turkey, 9%, 2017	TRY	6,750,000	3,346,528
Republic of Turkey, 6.3%, 2018	TRY	10,076,408	4,541,999
Republic of Turkey, 9%, 2016	TRY	6,324,000	3,135,325
Republic of Turkey, 10.5%, 2020	TRY	4,040,000	2,132,891
Republic of Turkey, 8.5%, 2022	TRY	1,583,035	749,984
Republic of Turkey, 7.1%, 2023	TRY	7,082,000	3,048,584
Russian Federation, 6.8%, 2019	RUB	46,363,000	1,342,783
Russian Federation, 7.5%, 2018	RUB	355,840,000	10,923,241
Russian Federation, 7.5%, 2019	RUB	92,262,000	2,825,213
Russian Federation, 7%, 2023	RUB	32,255,000	933,207
Russian Federation, 4.875%, 2023 (n)		$200,000	204,500
Russian Federation, 8.15%, 2027	RUB	110,767,000	3,410,246
Russian Federation, 7.05%, 2028	RUB	93,858,000	2,611,595
Titulos de Tesoreria, 5%, 2018	COP	8,620,000,000	4,280,107
United Mexican States, 6.5%, 2022	MXN	39,130,000	3,068,354

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
United Mexican States, 8%, 2023	MXN	72,680,000	$6,269,684
United Mexican States, 8.5%, 2029	MXN	73,760,000	6,376,520
United Mexican States, 7.75%, 2031	MXN	28,000,000	2,227,888
United Mexican States, 10%, 2036	MXN	32,400,000	3,117,855

			$236,678,115
Energy - Independent - 0.1%
Afren PLC, 10.25%, 2019		$711,000	$826,538

Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 2021		$448,000	$484,960
Pacific Rubiales Energy Corp., 7.25%, 2021		1,439,000	1,514,548
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		841,000	763,208

			$2,762,716
Financial Institutions - 0.1%
TMK Capital S.A., 6.75%, 2020 (n)		$361,000	$351,524

Food & Beverages - 0.9%
Ajecorp B.V., 6.5%, 2022 (n)		$747,000	$743,265
Central American Bottling Corp., 6.75%, 2022		616,000	640,640
Central American Bottling Corp., 6.75%, 2022 (n)		344,000	357,760
Corporacion Lindley S.A., 6.75%, 2021		450,000	481,500
Corporacion Lindley S.A., 4.625%, 2023 (n)		158,000	148,520
Cosan Luxembourg S.A., 9.5%, 2018 (n)	BRL	4,208,000	1,556,835
Embotelladora Andina S.A., 5%, 2023 (n)		$948,000	947,140
JBS Investments GmbH, 7.75%, 2020 (n)		531,000	533,655
Marfrig Holding Europe B.V., 11.25%, 2021 (n)		424,000	411,280

			$5,820,595
Forest & Paper Products - 0.1%
Fibria Overseas Finance Ltd., 6.75%, 2021		$422,000	$459,980

International Market Quasi-Sovereign - 0.3%
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		$913,000	$960,933
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		895,000	952,056

			$1,912,989
International Market Sovereign - 32.2%
Federal Republic of Germany, 4.25%, 2018	EUR	2,911,000	$4,618,601
Federal Republic of Germany, 3.25%, 2021	EUR	5,811,000	9,053,538
Federal Republic of Germany, 6.25%, 2030	EUR	1,719,000	3,539,870
Government of Australia, 5.75%, 2021	AUD	7,696,000	7,831,137
Government of Canada, 4.5%, 2015	CAD	3,424,000	3,388,521

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Canada, 3.25%, 2021	CAD	4,270,000	$4,303,596
Government of Canada, 5.75%, 2033	CAD	1,708,000	2,244,439
Government of Japan, 1.1%, 2020	JPY	2,770,800,000	28,411,431
Government of Japan, 2.1%, 2024	JPY	1,992,950,000	22,357,088
Government of Japan, 2.2%, 2027	JPY	1,200,900,000	13,649,443
Government of Japan, 2.4%, 2037	JPY	434,950,000	4,920,232
Government of Japan, 2%, 2052	JPY	111,700,000	1,167,871
Kingdom of Belgium, 4.25%, 2021	EUR	4,660,000	7,415,541
Kingdom of Spain, 5.5%, 2017	EUR	5,253,000	7,934,852
Kingdom of Spain, 4.6%, 2019	EUR	5,964,000	8,808,273
Kingdom of the Netherlands, 3.5%, 2020	EUR	1,032,000	1,594,417
Kingdom of the Netherlands, 5.5%, 2028	EUR	856,000	1,584,036
Republic of Austria, 1.75%, 2023	EUR	791,000	1,045,838
Republic of Finland, 3.875%, 2017	EUR	1,082,000	1,651,368
Republic of France, 2.5%, 2020	EUR	4,313,000	6,253,158
Republic of France, 6%, 2025	EUR	1,692,000	3,119,869
Republic of France, 4.75%, 2035	EUR	2,607,000	4,442,903
Republic of Iceland, 5.875%, 2022		$1,524,000	1,569,720
Republic of Ireland, 5.5%, 2017	EUR	2,094,000	3,232,093
Republic of Ireland, 4.5%, 2020	EUR	2,890,000	4,271,088
Republic of Ireland, 5.4%, 2025	EUR	1,015,000	1,560,448
Republic of Italy, 5.25%, 2017	EUR	14,314,000	21,558,228
Republic of Italy, 3.75%, 2021	EUR	9,427,000	13,177,038
United Kingdom Treasury, 5%, 2018	GBP	735,000	1,384,309
United Kingdom Treasury, 8%, 2021	GBP	2,827,000	6,450,429
United Kingdom Treasury, 4.25%, 2027	GBP	1,475,000	2,706,281
United Kingdom Treasury, 4.25%, 2036	GBP	2,936,000	5,368,014

			$210,613,670
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 2020 (n)		$921,000	$865,740

Metals & Mining - 0.1%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$778,000	$750,770

Mortgage-Backed - 0.1%
Freddie Mac, 1.426%, 2017		$613,000	$619,070
Freddie Mac, 3.32%, 2023		12,000	12,109

			$631,179
Network & Telecom - 0.3%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (n)		$981,000	$960,988
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		1,115,000	1,142,875

			$2,103,863

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oil Services - 0.1%
Qgog Constellation S.A., 6.25%, 2019 (n)		$725,000	$699,625

Other Banks & Diversified Financials - 0.5%
Citigroup, Inc., 6.125%, 2018		$232,000	$271,476
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		351,000	378,641
Industrial Senior Trust Co., 5.5%, 2022		791,000	727,720
Turkiye Garanti Bankasi, 7.375%, 2018 (n)	TRY	3,857,000	1,689,519

			$3,067,356
Specialty Stores - 0.1%
Office Depot De Mexico, S.A. de C.V., 6.875%, 2020 (n)		$931,000	$943,801

Telecommunications - Wireless - 0.6%
America Movil S.A.B de C.V., 6.45%, 2022	MXN	18,750,000	$1,338,151
Digicel Group Ltd., 8.25%, 2017		$541,000	563,316
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	209,000
Millicom International Cellular S.A., 6.625%, 2021 (n)		1,576,000	1,607,520

			$3,717,987
Telephone Services - 0.2%
Brasil Telecom S.A., 9.75%, 2016	BRL	3,819,000	$1,464,284

Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (n)		$451,000	$402,519
Red de Carreteras de Occidente S.A.B. de C.V., 9%, 2028 (n)	MXN	33,030,000	2,186,029

			$2,588,548

Transportation - Services - 0.3%
Topaz Marine S.A., 8.625%, 2018 (n)		$1,107,000	$1,112,535
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)		709,000	756,858
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)		91,000	97,142

			$1,966,535
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 2033		$1,148,704	$1,085,552

U.S. Treasury Obligations - 9.9%
U.S. Treasury Bonds, 6.875%, 2025		$2,541,000	$3,535,166
U.S. Treasury Bonds, 5.25%, 2029		6,537,000	8,045,615
U.S. Treasury Bonds, 4.5%, 2039		9,412,000	10,682,620
U.S. Treasury Notes, 4.125%, 2015 (f)		17,055,000	18,019,665
U.S. Treasury Notes, 4.75%, 2017		6,743,000	7,699,137

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.5%, 2020	$15,038,000	$16,541,800

		$64,524,003
Total Bonds (Identified Cost, $603,041,804)		$572,959,447

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
UBS Currency Option - December 2013 @ $1.34	9,768,600	$27,466
JPM Currency Option - January 2014 @ $1.346	3,172,658	24,877
Total Call Options Purchased (Premiums Paid, $54,947)		$52,343

Put Options Purchased - 0.0%
U.S. Treasury Notes 10 Year Futures - January 2014 @ $126 (Premiums Paid, $26,497)	26	$34,938

Issuer	Shares/Par
Money Market Funds - 10.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	68,492,688	$68,492,688
Total Investments (Identified Cost, $671,615,936)		$641,539,416

Other Assets, Less Liabilities - 1.9%		12,172,769
Net Assets - 100.0%		$653,712,185

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,296,110, representing 5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Transnet SOC Ltd., 9.5%, 2021	11/06/13	$971,115	$958,194
Vnesheconombank, 5.942%, 2023	11/18/13	1,552,000	1,555,039
Total Restricted Securities			$2,513,233
% of Net assets			0.4%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 11/30/13

Forward Foreign Currency Exchange Contracts at 11/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Credit Suisse Group	2,524,091	1/17/14	$2,296,921	$2,290,676	$6,245
SELL	AUD	Goldman Sachs International	254,000	1/17/14	235,814	230,511	5,303
SELL	AUD	Westpac Banking Corp.	2,918,911	1/17/14	2,765,566	2,648,985	116,581
BUY	BRL	Deutsche Bank AG	1,333,000	12/03/13	568,929	571,061	2,132
SELL	BRL	Citibank N.A.	916,000	12/03/13	400,000	392,417	7,583

13

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	BRL	Deutsche Bank AG	57,799,248	12/03/13-2/04/14	$26,279,696	$24,759,862	$1,519,834
SELL	BRL	JPMorgan Chase Bank	3,253,000	12/03/13	1,414,963	1,393,595	21,368
SELL	BRL	UBS AG	128,072,805	12/03/13-2/04/14	54,999,105	54,454,235	544,870
SELL	CAD	Citibank N.A.	849,390	1/17/14	810,959	798,461	12,498
SELL	CAD	Goldman Sachs International	225,000	1/17/14	215,650	211,509	4,141
SELL	CAD	Merrill Lynch International Bank	4,952,625	1/17/14	4,763,138	4,655,664	107,474
SELL	CLP	Deutsche Bank AG	528,479,453	12/11/13	1,044,739	991,632	53,107
SELL	COP	Deutsche Bank AG	4,667,486,000	12/10/13	2,461,324	2,414,278	47,046
SELL	COP	JPMorgan Chase Bank	500,720,000	12/10/13	265,001	259,000	6,001
BUY	DKK	Deutsche Bank AG	10,427,522	1/17/14	1,888,361	1,900,467	12,106
BUY	EUR	Brown Brothers Harriman	313,000	1/17/14	422,909	425,311	2,402
BUY	EUR	Citibank N.A.	1,509,000	1/17/14	2,045,000	2,050,459	5,459
BUY	EUR	Goldman Sachs International	104,723	1/17/14	141,946	142,299	353
BUY	EUR	Merrill Lynch International Bank	928,000	1/17/14	1,258,547	1,260,985	2,438
BUY	EUR	UBS AG	1,985,736	12/31/13	2,693,948	2,698,185	4,237
SELL	EUR	Barclays Bank PLC	943,555	1/17/14	1,291,327	1,282,121	9,206
SELL	EUR	Deutsche Bank AG	1,858,963	1/17/14	2,543,749	2,525,996	17,753
BUY	GBP	Barclays Bank PLC	2,092,253	1/17/14	3,377,995	3,422,413	44,418
BUY	GBP	Brown Brothers Harriman	101,000	1/17/14	163,477	165,211	1,734
BUY	GBP	Citibank N.A.	260,000	1/17/14	414,789	425,296	10,507

14

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	GBP	Credit Suisse Group	25,969	1/17/14	$41,466	$42,478	$1,012
BUY	GBP	Goldman Sachs International	1,692,450	1/17/14	2,733,187	2,768,433	35,246
BUY	GBP	JPMorgan Chase Bank	195,000	1/17/14	314,968	318,972	4,004
BUY	GBP	Merrill Lynch International Bank	86,969	1/17/14	139,641	142,259	2,618
BUY	HUF	Goldman Sachs International	62,351,000	12/18/13	280,075	280,778	703
SELL	HUF	Barclays Bank PLC	656,559,000	12/18/13	3,019,912	2,956,603	63,309
SELL	HUF	Citibank N.A.	473,782,731	12/18/13	2,151,372	2,133,528	17,844
SELL	HUF	Goldman Sachs International	250,385,000	12/18/13	1,138,680	1,127,528	11,152
SELL	IDR	Barclays Bank PLC	43,159,605,000	12/13/13	3,704,687	3,601,496	103,191
SELL	IDR	Citibank N.A.	34,682,395,000	12/13/13	2,971,857	2,894,107	77,750
SELL	IDR	JPMorgan Chase Bank	38,838,029,000	12/13/13-1/27/14	3,383,145	3,231,540	151,605
BUY	INR	JPMorgan Chase Bank	410,559,000	12/09/13-12/19/13	6,408,054	6,550,629	142,575
SELL	JPY	Citibank N.A.	38,556,000	1/17/14	382,105	376,497	5,608
SELL	JPY	Goldman Sachs International	306,769,696	1/17/14	3,090,978	2,995,586	95,392
SELL	JPY	Merrill Lynch International Bank	276,818,485	1/17/14	2,803,825	2,703,115	100,710
BUY	KRW	Deutsche Bank AG	2,651,739,000	1/22/14	2,487,910	2,497,323	9,413
BUY	MXN	Citibank N.A.	3,600,000	1/17/14	273,396	273,418	22
BUY	MXN	Deutsche Bank AG	78,577,000	1/17/14	5,955,550	5,967,879	12,329
SELL	MXN	Barclays Bank PLC	11,762,000	12/18/13-1/17/14	901,526	894,831	6,695

15

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	MXN	Deutsche Bank AG	11,891,880	1/17/14	$913,045	$903,182	$9,863
SELL	MXN	Goldman Sachs International	38,205,876	1/17/14	2,910,755	2,901,715	9,040
SELL	MXN	JPMorgan Chase Bank	19,413,276	1/17/14	1,499,179	1,474,427	24,752
SELL	MYR	Deutsche Bank AG	13,702,043	12/18/13	4,303,000	4,247,352	55,648
SELL	MYR	JPMorgan Chase Bank	5,017,993	12/09/13	1,577,985	1,556,394	21,591
BUY	NGN	JPMorgan Chase Bank	975,577,400	1/22/14	6,058,085	6,086,983	28,898
SELL	NOK	Goldman Sachs International	9,602	1/17/14	1,588	1,565	23
BUY	PEN	Barclays Bank PLC	4,391,000	12/09/13	1,568,214	1,568,342	128
BUY	PLN	Barclays Bank PLC	19,755,817	12/13/13-12/18/13	6,301,998	6,382,614	80,616
BUY	PLN	Citibank N.A.	13,587,000	12/13/13-12/18/13	4,369,149	4,388,470	19,321
BUY	PLN	Credit Suisse Group	1,349,000	12/13/13	430,032	435,829	5,797
BUY	PLN	Deutsche Bank AG	6,270,000	12/13/13-12/18/13	2,005,057	2,025,210	20,153
BUY	PLN	JPMorgan Chase Bank	82,595,545	12/13/13-12/18/13	26,614,782	26,678,103	63,321
SELL	PLN	Citibank N.A.	2,119,000	12/13/13	684,699	684,597	102
SELL	PLN	JPMorgan Chase Bank	9,882,048	12/18/13	3,192,749	3,191,627	1,122
BUY	RON	JPMorgan Chase Bank	12,227,816	12/16/13	3,699,121	3,747,604	48,483
BUY	RUB	JPMorgan Chase Bank	17,431,000	12/09/13	524,241	525,317	1,076
SELL	RUB	Credit Suisse Group	35,829,750	12/09/13-12/18/13	1,089,000	1,077,819	11,181
SELL	RUB	Deutsche Bank AG	1,394,626	12/09/13	42,200	42,030	170
SELL	RUB	JPMorgan Chase Bank	192,735,792	12/09/13-12/18/13	5,863,176	5,804,805	58,371
SELL	RUB	UBS AG	2,784,000	12/09/13	85,125	83,901	1,224

16

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	SGD	Citibank N.A.	2,000	1/17/14	$1,609	$1,594	$15
SELL	THB	Citibank N.A.	51,549,941	1/27/14	1,606,918	1,594,701	12,217
SELL	THB	JPMorgan Chase Bank	352,371,075	12/06/13-1/27/14	11,048,536	10,943,854	104,682
BUY	TRY	Barclays Bank PLC	1,593,150	12/10/13	777,628	787,223	9,595
BUY	TRY	Citibank N.A.	767,000	1/17/14	369,698	376,219	6,521
BUY	TRY	Deutsche Bank AG	367,000	1/17/14	179,870	180,016	146
BUY	TRY	Goldman Sachs International	10,706,425	12/10/13-1/17/14	5,273,896	5,283,801	9,905
BUY	TRY	JPMorgan Chase Bank	7,113,000	12/10/13	3,458,636	3,514,745	56,109
SELL	TRY	Goldman Sachs International	900,000	12/10/13-1/17/14	447,757	443,880	3,877
SELL	TRY	JPMorgan Chase Bank	27,789,091	12/10/13	13,878,584	13,731,416	147,168
SELL	TRY	Merrill Lynch International Bank	628,000	12/10/13	314,298	310,313	3,985
BUY	ZAR	Goldman Sachs International	6,295,457	1/17/14	607,817	613,519	5,702
BUY	ZAR	JPMorgan Chase Bank	48,229,000	12/10/13-1/17/14	4,679,530	4,720,983	41,453
SELL	ZAR	Barclays Bank PLC	2,641,074	12/10/13	261,962	258,968	2,994
SELL	ZAR	Goldman Sachs International	9,540,206	12/10/13-1/17/14	941,006	934,030	6,976
SELL	ZAR	JPMorgan Chase Bank	22,578,000	1/17/14	2,212,311	2,200,323	11,988
SELL	ZAR	Merrill Lynch International Bank	2,965,000	1/17/14	297,272	288,952	8,320

							$4,298,507

Liability Derivatives
BUY	AUD	Goldman Sachs International	202,000	1/17/14	$190,936	$183,320	$(7,616)

17

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	BRL	Citibank N.A.	916,000	12/03/13	$393,995	$392,417	$(1,578)
BUY	BRL	Deutsche Bank AG	56,237,248	12/03/13	24,238,018	24,092,213	(145,805)
BUY	BRL	JPMorgan Chase Bank	16,822,680	12/03/13	7,235,873	7,206,889	(28,984)
BUY	BRL	UBS AG	66,812,355	12/03/13-2/04/14	29,084,107	28,615,872	(468,235)
SELL	BRL	JPMorgan Chase Bank	13,569,680	12/03/13	5,800,000	5,813,293	(13,293)
BUY	COP	Deutsche Bank AG	1,058,973,913	12/10/13	556,974	547,759	(9,215)
SELL	DKK	Goldman Sachs International	589,000	1/17/14	106,814	107,348	(534)
BUY	EUR	Credit Suisse Group	236,000	1/17/14	325,485	320,682	(4,803)
BUY	EUR	Deutsche Bank AG	4,155,699	1/17/14	5,731,672	5,646,846	(84,826)
BUY	EUR	JPMorgan Chase Bank	1,050,000	1/17/14	1,435,710	1,426,761	(8,949)
SELL	EUR	Barclays Bank PLC	3,097,000	1/17/14	4,177,581	4,208,266	(30,685)
SELL	EUR	Brown Brothers Harriman	170,000	1/14/14	230,107	230,998	(891)
SELL	EUR	Deutsche Bank AG	6,874,616	1/17/14	9,277,534	9,341,365	(63,831)
SELL	EUR	Goldman Sachs International	7,850,765	1/17/14	10,619,332	10,667,777	(48,445)
SELL	EUR	JPMorgan Chase Bank	6,874,615	1/17/14	9,278,861	9,341,365	(62,504)
SELL	EUR	Merrill Lynch International Bank	617,000	1/17/14	824,746	838,392	(13,646)
SELL	EUR	UBS AG	609,000	1/17/14	812,911	827,521	(14,610)
SELL	GBP	Brown Brothers Harriman	114,000	1/17/14	181,443	186,476	(5,033)
BUY	HUF	Barclays Bank PLC	16,804,933	12/18/13	76,459	75,676	(783)
BUY	HUF	Goldman Sachs International	34,109,145	12/18/13	154,089	153,600	(489)

18

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	HUF	JPMorgan Chase Bank	992,977,158	12/18/13	$4,523,299	$4,471,554	$(51,745)
SELL	HUF	Citibank N.A.	355,036,000	12/18/13	1,591,770	1,598,791	(7,021)
SELL	HUF	JPMorgan Chase Bank	660,069,000	12/18/13	2,963,511	2,972,409	(8,898)
SELL	HUF	Merrill Lynch International Bank	92,215,000	12/18/13	415,238	415,261	(23)
BUY	IDR	Barclays Bank PLC	31,843,314,000	12/13/13	2,884,358	2,657,197	(227,161)
BUY	IDR	Deutsche Bank AG	32,382,814,000	12/13/13	2,760,359	2,702,216	(58,143)
BUY	IDR	JPMorgan Chase Bank	18,463,351,000	12/13/13	1,602,991	1,540,693	(62,298)
BUY	INR	Deutsche Bank AG	200,942,000	1/21/14	3,214,044	3,176,674	(37,370)
BUY	INR	JPMorgan Chase Bank	99,307,000	12/16/13	1,587,134	1,584,126	(3,008)
BUY	JPY	Barclays Bank PLC	25,461,000	1/17/14	261,560	248,625	(12,935)
BUY	JPY	Citibank N.A.	71,474,000	1/17/14	717,135	697,939	(19,196)
BUY	JPY	Credit Suisse Group	22,426,000	1/17/14	227,285	218,988	(8,297)
BUY	JPY	Goldman Sachs International	1,453,183,378	1/17/14	14,806,930	14,190,244	(616,686)
BUY	JPY	JPMorgan Chase Bank	102,462,000	1/17/14	1,044,742	1,000,535	(44,207)
BUY	JPY	Merrill Lynch International Bank	32,133,000	1/17/14	321,539	313,777	(7,762)
BUY	KRW	Deutsche Bank AG	4,122,883,000	1/22/14	3,885,737	3,882,799	(2,938)
BUY	KRW	JPMorgan Chase Bank	3,542,861,000	1/22/14	3,340,746	3,336,553	(4,193)
BUY	MXN	Deutsche Bank AG	67,110,318	12/18/13	5,186,189	5,108,632	(77,557)
BUY	MXN	JPMorgan Chase Bank	20,393,000	1/17/14	1,556,706	1,548,837	(7,869)
SELL	MXN	Deutsche Bank AG	37,934,000	12/18/13	2,885,110	2,887,646	(2,536)
SELL	MXN	JPMorgan Chase Bank	4,704,021	1/17/14	355,315	357,268	(1,953)

19

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	MYR	Barclays Bank PLC	23,058,000	12/09/13	$7,259,161	$7,151,732	$(107,429)
BUY	MYR	Deutsche Bank AG	3,043,000	12/18/13	945,031	943,268	(1,763)
BUY	MYR	JPMorgan Chase Bank	53,119,206	12/18/13	16,704,496	16,465,864	(238,632)
BUY	PEN	Deutsche Bank AG	15,380,358	12/09/13-1/15/14	5,474,203	5,471,182	(3,021)
BUY	PEN	JPMorgan Chase Bank	1,367,000	1/15/14	485,613	485,482	(131)
SELL	PEN	Citibank N.A.	4,817,043	12/09/13	1,714,250	1,720,513	(6,263)
SELL	PEN	JPMorgan Chase Bank	13,054,000	12/09/13	4,644,725	4,662,525	(17,800)
BUY	PHP	Deutsche Bank AG	5,426,000	12/16/13	124,094	124,051	(43)
BUY	PHP	JPMorgan Chase Bank	69,326,000	12/16/13	1,615,991	1,584,957	(31,034)
BUY	PLN	Goldman Sachs International	714,000	12/13/13	231,106	230,676	(430)
BUY	RUB	Credit Suisse Group	85,660,826	12/18/13	2,603,000	2,576,288	(26,712)
BUY	RUB	JPMorgan Chase Bank	143,657,582	12/09/13-12/18/13	4,409,806	4,327,465	(82,341)
BUY	SEK	Goldman Sachs International	8,247,772	1/17/14	1,264,871	1,256,191	(8,680)
BUY	THB	JPMorgan Chase Bank	10,087,000	12/06/13	318,277	314,528	(3,749)
SELL	THB	JPMorgan Chase Bank	41,709,000	1/27/14	1,285,331	1,290,271	(4,940)
BUY	TRY	Citibank N.A.	6,363,332	12/10/13	3,167,007	3,144,311	(22,696)
BUY	TRY	Deutsche Bank AG	7,096,855	12/10/13	3,563,394	3,506,767	(56,627)
BUY	TRY	Goldman Sachs International	3,321,495	1/14/14	1,645,779	1,630,217	(15,562)
BUY	TRY	JPMorgan Chase Bank	18,777,660	12/10/13-1/17/14	9,409,117	9,254,587	(154,530)

20

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	TRY	Merrill Lynch International Bank	355,000	1/14/14	$176,097	$174,237	$(1,860)
BUY	ZAR	Citibank N.A.	2,188,000	1/17/14	221,414	213,230	(8,184)
BUY	ZAR	JPMorgan Chase Bank	32,807,008	12/10/13-1/17/14	3,286,666	3,206,756	(79,910)
BUY	ZAR	Merrill Lynch International Bank	2,820,000	1/17/14	276,035	274,821	(1,214)
BUY	ZAR	UBS AG	12,608,360	1/17/14	1,242,399	1,228,739	(13,660)
SELL	ZAR	Citibank N.A.	13,105,524	12/10/13-1/17/14	1,266,323	1,282,125	(15,802)
SELL	ZAR	Goldman Sachs International	9,933,000	1/17/14	956,503	968,014	(11,511)
SELL	ZAR	JPMorgan Chase Bank	5,197,012	12/10/13	498,817	509,589	(10,772)

							$(3,201,847)

Futures Contracts Outstanding at 11/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	182	$22,818,250	March - 2014	$68,776

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	18	2,353,500	March - 2014	$(2,032)

Swap Agreements at 11/30/13

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
6/12/17	ZAR	14,103,000	JPMorgan Chase Bank N.A.	7.85% (fixed rate)	CDI (floating rate)	$100
6/18/17	ZAR	14,224,000	Merrill Lynch Capital Services	7.92% (fixed rate)	CDI (floating rate)	1,443
7/19/18	THB	39,683,000	JPMorgan Chase Bank N.A.	3.32% (fixed rate)	CDI (floating rate)	9,129

21

Portfolio of Investments (unaudited) – continued

Swap Agreements at 11/30/13 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives – continued
11/01/23	MXN	84,149,000	Merrill Lynch Capital Services	6.94% (fixed rate)	CDI (floating rate)	$133,185

						$143,857

Liability Derivatives
Interest Rate Swap Agreements
1/02/17	BRL	14,000,000	JPMorgan Chase Bank N.A.	10.38% (fixed rate)	CDI (floating rate)	$(199,513)
1/02/17	BRL	10,000,000	JPMorgan Chase Bank N.A.	11.56% (fixed rate)	CDI (floating rate)	(29,345)
1/02/17	BRL	10,000,000	JPMorgan Chase Bank N.A.	11.68% (fixed rate)	CDI (floating rate)	(18,490)
1/02/18	BRL	10,000,000	JPMorgan Chase Bank N.A.	11.15% (fixed rate)	CDI (floating rate)	(118,921)
11/07/18	MXN	140,529,000	Merrill Lynch Capital Services	CDI (floating rate)	5.50% (fixed rate)	(127,907)
6/13/17	ZAR	14,185,000	JPMorgan Chase Bank N.A.	7.80% (fixed rate)	CDI (floating rate)	(1,166)
6/14/17	ZAR	20,451,000	JPMorgan Chase Bank N.A.	7.55% (fixed rate)	CDI (floating rate)	(10,159)

						$(505,501)

At November 30, 2013, the fund had cash collateral of $520,000 and other liquid securities with an aggregate value of $327,534 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $603,123,248)	$573,046,728
Underlying affiliated funds, at cost and value	68,492,688
Total investments, at value (identified cost, $671,615,936)	$641,539,416
Cash	27,293
Restricted cash	520,000
Receivables for
Forward foreign currency exchange contracts	4,298,507
Daily variation margin on open futures contracts	19,912
Investments sold	743,781
Fund shares sold	2,698,022
Interest	8,957,645
Swaps, at value	143,857
Receivable from investment adviser	7,625
Total assets	$658,956,058
Liabilities
Payables for
Distributions	$6,154
Forward foreign currency exchange contracts	3,201,847
Investments purchased	1,010,914
Fund shares reacquired	24,939
Swaps, at value	505,501
Payable to affiliates
Shareholder servicing costs	104,237
Distribution and service fees	1,014
Payable for independent Trustees’ compensation	10
Deferred country tax expense payable	249,081
Accrued expenses and other liabilities	140,176
Total liabilities	$5,243,873
Net assets	$653,712,185
Net assets consist of
Paid-in capital	$704,859,599
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $2,509 deferred country tax)	(29,384,634)
Accumulated net realized gain (loss) on investments and foreign currency	(19,447,262)
Accumulated distributions in excess of net investment income	(2,315,518)
Net assets	$653,712,185
Shares of beneficial interest outstanding	69,578,446

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$17,394,788	1,840,286	$9.45
Class B	2,101,880	223,732	9.39
Class C	2,824,625	300,566	9.40
Class I	1,245,461	132,491	9.40
Class R1	120,726	12,852	9.39
Class R2	163,127	17,356	9.40
Class R3	157,345	16,739	9.40
Class R4	110,765	11,782	9.40
Class R5	629,593,468	67,022,642	9.39

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.92 [100 / 95.25 x $9.45]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$12,703,081
Dividends from underlying affiliated funds	21,064
Foreign taxes withheld	(330,622)
Total investment income	$12,393,523
Expenses
Management fee	$1,838,233
Distribution and service fees	51,222
Shareholder servicing costs	340,715
Administrative services fee	42,495
Independent Trustees’ compensation	5,419
Custodian fee	148,137
Shareholder communications	11,160
Audit and tax fees	31,276
Legal fees	2,804
Miscellaneous	68,372
Total expenses	$2,539,833
Fees paid indirectly	(262)
Reduction of expenses by investment adviser and distributor	(238,299)
Net expenses	$2,301,272
Net investment income	$10,092,251
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $510 country tax)	$(12,597,252)
Futures contracts	646,833
Swap agreements	(449,456)
Foreign currency	(3,065,142)
Net realized gain (loss) on investments and foreign currency	$(15,465,017)
Change in unrealized appreciation (depreciation)
Investments (net of $19,033 decrease in deferred country tax)	$(14,835,666)
Futures contracts	39,016
Swap agreements	(90,256)
Translation of assets and liabilities in foreign currencies	3,298,915
Net unrealized gain (loss) on investments and foreign currency translation	$(11,587,991)
Net realized and unrealized gain (loss) on investments and foreign currency	$(27,053,008)
Change in net assets from operations	$(16,960,757)

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/13	Year ended 5/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$10,092,251	$12,884,357
Net realized gain (loss) on investments and foreign currency	(15,465,017)	10,116,177
Net unrealized gain (loss) on investments and foreign currency translation	(11,587,991)	(25,525,042)
Change in net assets from operations	$(16,960,757)	$(2,524,508)
Distributions declared to shareholders
From net investment income	$(11,743,611)	$(12,653,161)
From net realized gain on investments	—	(10,517,446)
From tax return of capital	—	(1,875,007)
Total distributions declared to shareholders	$(11,743,611)	$(25,045,614)
Change in net assets from fund share transactions	$110,320,611	$174,204,589
Total change in net assets	$81,616,243	$146,634,467
Net assets
At beginning of period	572,095,942	425,461,475
At end of period (including accumulated distributions in excess of net investment income of $2,315,518 and $664,158, respectively)	$653,712,185	$572,095,942

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13		Years ended 5/31
Class A			2013	2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.93		$10.38	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.25	$0.16	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)		(0.19)	0.09	0.88
Total from investment operations	$(0.31)		$0.06	$0.25	$1.08
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.27)	$(0.53)	$(0.28)
From net realized gain on investments	—		(0.23)	(0.11)	(0.03)
From tax return of capital	—		(0.01)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.51)	$(0.64)	$(0.31)
Net asset value, end of period (x)	$9.45		$9.93	$10.38	$10.77
Total return (%) (r)(s)(t)(x)	(3.15	)(n)	0.39	2.34	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.16	1.03	0.97	(a)
Expenses after expense reductions (f)	1.10	(a)	1.09	1.02	0.96	(a)
Net investment income	2.93	(a)	2.36	1.54	1.93	(a)
Portfolio turnover	48	(n)	123	98	76
Net assets at end of period (000 omitted)	$17,395		$20,995	$16,178	$2,244

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class B			2013		2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.87		$10.32		$10.75	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.17		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.46)		(0.19)		0.04	0.86
Total from investment operations	$(0.35)		$(0.02)		$0.13	$0.98
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—		(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.39		$9.87		$10.32	$10.75
Total return (%) (r)(s)(t)(x)	(3.54	)(n)	(0.38)		1.21	9.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.91		1.78	1.72	(a)
Expenses after expense reductions (f)	1.85	(a)	1.84		1.78	1.72	(a)
Net investment income	2.21	(a)	1.62		0.83	1.16	(a)
Portfolio turnover	48	(n)	123		98	76
Net assets at end of period (000 omitted)	$2,102		$2,528		$2,169	$621

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class C			2013		2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.87		$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.18		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)		(0.20)		0.03 (g)	0.87
Total from investment operations	$(0.34)		$(0.02)		$0.12	$0.99
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—		(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.40		$9.87		$10.32	$10.76
Total return (%) (r)(s)(t)(x)	(3.44	)(n)	(0.38)		1.11	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.92		1.77	1.72	(a)
Expenses after expense reductions (f)	1.85	(a)	1.84		1.77	1.72	(a)
Net investment income	2.21	(a)	1.71		0.86	1.17	(a)
Portfolio turnover	48	(n)	123		98	76
Net assets at end of period (000 omitted)	$2,825		$3,366		$1,804	$718

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class I			2013	2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.87		$10.33	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.20	$0.20	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		(0.13)	0.03	0.87
Total from investment operations	$(0.29)		$0.07	$0.23	$1.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.23)	$(0.56)	$(0.30)
From net realized gain on investments	—		(0.23)	(0.11)	(0.03)
From tax return of capital	—		(0.07)	—	—
Total distributions declared to shareholders	$(0.18)		$(0.53)	$(0.67)	$(0.33)
Net asset value, end of period (x)	$9.40		$9.87	$10.33	$10.77
Total return (%) (r)(s)(x)	(2.95	)(n)	0.53	2.12	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.83	0.77	0.72	(a)
Expenses after expense reductions (f)	0.85	(a)	0.82	0.77	0.72	(a)
Net investment income	3.19	(a)	1.88	1.91	2.14	(a)
Portfolio turnover	48	(n)	123	98	76
Net assets at end of period (000 omitted)	$1,245		$1,252	$404,824	$336,485

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R1			2013		2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.87		$10.31		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.17		$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.46)		(0.18)		0.01 (g)	0.87
Total from investment operations	$(0.35)		$(0.01)		$0.11	$0.99
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—		(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$9.39		$9.87		$10.31	$10.76
Total return (%) (r)(s)(x)	(3.54	)(n)	(0.28)		1.01	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.91		1.77	1.73	(a)
Expenses after expense reductions (f)	1.85	(a)	1.84		1.77	1.73	(a)
Net investment income	2.21	(a)	1.63		0.92	1.10	(a)
Portfolio turnover	48	(n)	123		98	76
Net assets at end of period (000 omitted)	$121		$124		$111	$110

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R2			2013		2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.87		$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.22		$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)		(0.19)		0.03 (g)	0.87
Total from investment operations	$(0.32)		$0.03		$0.18	$1.04
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.25)		$(0.51)	$(0.25)
From net realized gain on investments	—		(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.15)		$(0.48)		$(0.62)	$(0.28)
Net asset value, end of period (x)	$9.40		$9.87		$10.32	$10.76
Total return (%) (r)(s)(x)	(3.20	)(n)	0.12		1.62	10.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.42		1.26	1.23	(a)
Expenses after expense reductions (f)	1.35	(a)	1.34		1.26	1.23	(a)
Net investment income	2.70	(a)	2.15		1.42	1.60	(a)
Portfolio turnover	48	(n)	123		98	76
Net assets at end of period (000 omitted)	$163		$153		$114	$111

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R3			2013		2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.87		$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.25		$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		(0.20)		0.01 (g)	0.88
Total from investment operations	$(0.30)		$0.05		$0.19	$1.08
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.27)		$(0.53)	$(0.28)
From net realized gain on investments	—		(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.17)		$(0.50)		$(0.64)	$(0.31)
Net asset value, end of period (x)	$9.40		$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	(3.07	)(n)	0.37		1.77	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.16		1.02	0.98	(a)
Expenses after expense reductions (f)	1.10	(a)	1.09		1.02	0.98	(a)
Net investment income	2.95	(a)	2.38		1.66	1.85	(a)
Portfolio turnover	48	(n)	123		98	76
Net assets at end of period (000 omitted)	$157		$171		$148	$111

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R4			2013		2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.87		$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.27		$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		(0.19)		0.01 (g)	0.88
Total from investment operations	$(0.29)		$0.08		$0.22	$1.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.30)		$(0.56)	$(0.30)
From net realized gain on investments	—		(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.18)		$(0.53)		$(0.67)	$(0.33)
Net asset value, end of period (x)	$9.40		$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	(2.95	)(n)	0.62		2.03	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.91		0.76	0.73	(a)
Expenses after expense reductions (f)	0.85	(a)	0.84		0.76	0.73	(a)
Net investment income	3.20	(a)	2.61		1.92	2.10	(a)
Portfolio turnover	48	(n)	123		98	76
Net assets at end of period (000 omitted)	$111		$114		$113	$111

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 11/30/13		Period ended 5/31/13 (i)
Class R5
	(unaudited)
Net asset value, beginning of period	$9.87		$10.67
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.46)		(0.56)
Total from investment operations	$(0.30)		$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.06)
From net realized gain on investments	—		(0.23)
From tax return of capital	—		(0.16)
Total distributions declared to shareholders	$(0.18)		$(0.45)
Net asset value, end of period (x)	$9.39		$9.87
Total return (%) (r)(s)(x)	(3.00	)(n)	(3.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.87	(a)
Expenses after expense reductions (f)	0.73	(a)	0.84	(a)
Net investment income	3.32	(a)	3.01	(a)
Portfolio turnover	48	(n)	123	(n)
Net assets at end of period (000 omitted)	$629,593		$543,392

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At November 30, 2013, the fund did not have more than 25% of its assets invested in any one industry.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

36

Notes to Financial Statements (unaudited) – continued

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments

37

Notes to Financial Statements (unaudited) – continued

are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, swap agreements. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

38

Notes to Financial Statements (unaudited) – continued

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$34,938	$65,609,556	$—	$65,644,494
Non-U.S. Sovereign Debt	—	466,364,792	—	466,364,792
U.S. Corporate Bonds	—	271,476	—	271,476
Residential Mortgage-Backed Securities	—	631,179	—	631,179
Commercial Mortgage-Backed Securities	—	2,978,781	—	2,978,781
Foreign Bonds	—	37,103,664	—	37,103,664
Purchased Currency Options	—	52,343	—	52,343
Short Term Securities	—	—	—	—
Mutual Funds	68,492,688	—	—	68,492,688
Total Investments	$68,527,626	$573,011,790	$—	$641,539,416

Other Financial Instruments
Futures Contracts	$66,744	$—	$—	$66,744
Swap Agreements	—	(361,644)	—	(361,644)
Forward Foreign Currency Exchange Contracts	—	1,096,660	—	1,096,660

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables generally are indicative of the volume of its derivative activity during the period.

39

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$68,776	$(2,032)
Interest Rate	Interest Rate Swaps	143,857	(505,501)
Interest Rate	Purchased Interest Rate Options	34,938	—
Foreign Exchange	Forward Foreign Currency Exchange	4,298,507	(3,201,847)
Foreign Exchange	Purchased Currency Options	52,343	—
Total		$4,598,421	$(3,709,380)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$646,833	$(449,456)	$—	$(9,448)
Foreign Exchange	—	—	(2,499,668)	(179,823)
Total	$646,833	$(449,456)	$(2,499,668)	$(189,271)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$39,016	$(90,256)	$—	$8,440
Foreign Exchange	—	—	3,104,988	(109,159)
Total	$39,016	$(90,256)	$3,104,988	$(100,719)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA

40

Notes to Financial Statements (unaudited) – continued

Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

41

Notes to Financial Statements (unaudited) – continued

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit

42

Notes to Financial Statements (unaudited) – continued

risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral

43

Notes to Financial Statements (unaudited) – continued

by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

44

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/13
Ordinary income (including any short-term capital gains)	$16,041,201
Long-term capital gains	7,129,406
$23,170,607
Tax return of capital (b)	1,875,007
Total distributions	$25,045,614

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/13
Cost of investments	$676,937,461
Gross appreciation	6,502,494
Gross depreciation	(41,900,539)
Net unrealized appreciation (depreciation)	$(35,398,045)

As of 5/31/13
Other temporary differences	(3,130,560)
Net unrealized appreciation (depreciation)	(19,312,486)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

45

Notes to Financial Statements (unaudited) – continued

	From net investment income		From net realized gain on investments		From tax return of capital
	Six months ended 11/30/13	Year ended 5/31/13 (i)	Six months ended 11/30/13	Year ended 5/31/13 (i)	Six months ended 11/30/13	Year ended 5/31/13 (i)
Class A	$324,964	$430,134	$—	$392,029	$—	$63,739
Class B	31,718	40,318	—	55,609	—	5,975
Class C	41,436	48,404	—	60,626	—	7,173
Class I	23,117	3,103,253	—	32,995	—	459,855
Class R1	1,660	1,976	—	2,553	—	293
Class R2	2,480	2,773	—	2,728	—	411
Class R3	2,801	3,928	—	3,863	—	582
Class R4	2,087	2,956	—	2,597	—	438
Class R5	11,313,348	9,019,419	—	9,964,446	—	1,336,541
Total	$11,743,611	$12,653,161	$—	$10,517,446	$—	$1,875,007

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the six months ended November 30, 2013, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2013, this management fee reduction amounted to $3,862, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.60% of the fund average daily net assets.

Prior to October 1, 2013, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement expired September 30, 2013. For the period June 1, 2013 through September 30, 2013, this reduction amounted to $134,766 and is reflected as a reduction of total expenses in the Statement of Operations. Effective October 1,

46

Notes to Financial Statements (unaudited) – continued

2013, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the period October 1, 2013 through November 30, 2013, this reduction amounted to $98,867 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,737 for the six months ended November 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$23,266
Class B	0.75%	0.25%	1.00%	1.00%	11,604
Class C	0.75%	0.25%	1.00%	1.00%	15,160
Class R1	0.75%	0.25%	1.00%	1.00%	607
Class R2	0.25%	0.25%	0.50%	0.50%	384
Class R3	—	0.25%	0.25%	0.25%	201
Total Distribution and Service Fees					$51,222

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the six month period ended November 30, 2013, this rebate amounted to $233 for Class A, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased

47

Notes to Financial Statements (unaudited) – continued

on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2013, were as follows:

Amount
Class A	$—
Class B	2,612
Class C	652

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2013, the fee was $5,443 which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $18,231.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), under which each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2013, these costs for the fund amounted to $317,041 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

48

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,585 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $571, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At November 30, 2013 MFS held 89%, 67%, 70%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$27,823,036	$27,492,544
Investments (non-U.S. Government securities)	$322,931,163	$232,892,562

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/13		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	374,714	$3,608,902	1,323,890	$13,909,503
Class B	40,159	383,614	98,766	1,027,471
Class C	71,198	678,262	209,886	2,197,542
Class I	68,798	646,170	3,848,985	40,723,496
Class R1	110	1,045	1,314	13,626
Class R2	1,594	15,262	4,503	46,357
Class R3	12	112	2,211	23,080
Class R5	11,056,056	105,150,967	53,662,947	569,223,778
	11,612,641	$110,484,334	59,152,502	$627,164,853

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/13		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	30,955	$295,398	78,881	$829,148
Class B	2,798	26,544	7,705	80,552
Class C	3,877	36,795	9,885	103,236
Class I	1,772	16,830	318,842	3,357,285
Class R1	175	1,660	461	4,822
Class R2	261	2,480	566	5,912
Class R3	295	2,799	801	8,373
Class R4	220	2,087	573	5,990
Class R5	1,193,231	11,313,348	1,949,449	20,320,406
	1,233,584	$11,697,941	2,367,163	$24,715,724
Shares reacquired
Class A	(679,775)	$(6,521,753)	(846,659)	$(8,898,890)
Class B	(75,448)	(719,542)	(60,521)	(634,132)
Class C	(115,515)	(1,094,528)	(53,527)	(553,479)
Class I	(64,895)	(623,992)	(43,244,069)	(461,772,272)
Class R2	(17)	(162)	(578)	(5,954)
Class R3	(920)	(9,091)	—	—
Class R5	(301,957)	(2,892,596)	(537,084)	(5,811,261)
	(1,238,527)	$(11,861,664)	(44,742,438)	$(477,675,988)
Net change
Class A	(274,106)	$(2,617,453)	556,112	$5,839,761
Class B	(32,491)	(309,384)	45,950	473,891
Class C	(40,440)	(379,471)	166,244	1,747,299
Class I	5,675	39,008	(39,076,242)	(417,691,491)
Class R1	285	2,705	1,775	18,448
Class R2	1,838	17,580	4,491	46,315
Class R3	(613)	(6,180)	3,012	31,453
Class R4	220	2,087	573	5,990
Class R5	11,947,330	113,571,719	55,075,312	583,732,923
	11,607,698	$110,320,611	16,777,227	$174,204,589

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 42%, 27%,

50

Notes to Financial Statements (unaudited) – continued

20%, 2%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2013, the fund’s commitment fee and interest expense were $1,347 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,497,951	171,321,077	(150,326,340)	68,492,688

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,064	$68,492,688

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

52

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2012. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 2, 2010 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

53

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee on the Fund’s average daily net assets over $1 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

54

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

55

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

56

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2013

MFS®ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-SEM

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy continues to grow at a modest pace. U.S. job growth has picked up in recent months, and gross domestic product growth has accelerated each quarter. The U.K. and eurozone economies are expanding again. China’s economy has regained traction, while Japan’s government and central bank have revived a once-struggling economy.

However, challenges still exist. The eurozone recovery remains uneven, with France at risk of sliding back into recession, and unemployment rates among the region’s northern countries differ substantially with rates in the south. China faces risks in its pursuit of greater domestic consumption. Japan is bracing itself for the national sales tax increase in April. The U.S. Federal Reserve remains a key focus for investors. As the nation’s economy improves, there are rising expectations that the Fed may start to shift away from its accommodative monetary policy.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	16.8%
MFS Limited Maturity Fund	9.9%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Growth Fund	6.2%
MFS Value Fund	6.2%
MFS Research Fund	6.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS Research International Fund	4.0%
MFS Emerging Markets Debt Fund	2.9%
MFS International Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	0.9%
Cash & Other Net Assets	0.1%

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	11.9%
MFS Government Securities Fund	9.9%
MFS Value Fund	8.1%
MFS Growth Fund	8.1%
MFS Research Fund	8.0%
MFS Mid Cap Growth Fund	7.0%
MFS Mid Cap Value Fund	7.0%
MFS Research International Fund	6.0%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Commodity Strategy Fund	3.0%
MFS International Growth Fund	3.0%
MFS International Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other Net Assets (o)	0.0%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.1%
MFS Growth Fund	11.1%
MFS Mid Cap Growth Fund	9.1%
MFS Mid Cap Value Fund	9.0%
MFS Research Fund	8.1%
MFS Research International Fund	6.9%
MFS International Value Fund	5.0%
MFS High Income Fund	5.0%
MFS International Growth Fund	5.0%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Commodity Strategy Fund	4.0%
MFS Global Bond Fund	3.9%
MFS Research Bond Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.9%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	13.1%
MFS Growth Fund	13.1%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	9.0%
MFS International Value Fund	8.0%
MFS International Growth Fund	7.9%
MFS Research International Fund	7.9%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.1%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2013 through November 30, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2013 through November 30, 2013.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	0.31%	$1,000.00	$1,038.61	$1.58
	Hypothetical (h)	0.31%	$1,000.00	$1,023.51	$1.57
B	Actual	1.06%	$1,000.00	$1,034.95	$5.41
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
C	Actual	1.06%	$1,000.00	$1,034.69	$5.41
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
I	Actual	0.06%	$1,000.00	$1,040.30	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
R1	Actual	1.06%	$1,000.00	$1,035.29	$5.41
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R2	Actual	0.56%	$1,000.00	$1,037.57	$2.86
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R3	Actual	0.31%	$1,000.00	$1,038.92	$1.58
	Hypothetical (h)	0.31%	$1,000.00	$1,023.51	$1.57
R4	Actual	0.06%	$1,000.00	$1,039.87	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
529A	Actual	0.36%	$1,000.00	$1,039.28	$1.84
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529B	Actual	1.10%	$1,000.00	$1,034.99	$5.61
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
529C	Actual	1.10%	$1,000.00	$1,035.36	$5.61
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For MFS Conservative Allocation Fund Class 529A, Class 529B, and Class 529C shares, this rebate reduced the respective expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	0.31%	$1,000.00	$1,062.74	$1.60
	Hypothetical (h)	0.31%	$1,000.00	$1,023.51	$1.57
B	Actual	1.06%	$1,000.00	$1,058.00	$5.47
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
C	Actual	1.06%	$1,000.00	$1,058.57	$5.47
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
I	Actual	0.06%	$1,000.00	$1,063.93	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
R1	Actual	1.06%	$1,000.00	$1,058.18	$5.47
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R2	Actual	0.56%	$1,000.00	$1,060.57	$2.89
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R3	Actual	0.31%	$1,000.00	$1,062.51	$1.60
	Hypothetical (h)	0.31%	$1,000.00	$1,023.51	$1.57
R4	Actual	0.06%	$1,000.00	$1,064.06	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
529A	Actual	0.35%	$1,000.00	$1,062.09	$1.81
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
529B	Actual	1.10%	$1,000.00	$1,057.56	$5.67
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
529C	Actual	1.10%	$1,000.00	$1,058.07	$5.68
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For MFS Moderate Allocation Fund Class 529A, Class 529B, and Class 529C shares, this rebate reduced the respective expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	0.32%	$1,000.00	$1,085.21	$1.67
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,080.62	$5.58
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,081.12	$5.58
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,086.41	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1,080.86	$5.58
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,083.23	$2.98
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,085.28	$1.67
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,086.48	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.36%	$1,000.00	$1,084.56	$1.88
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529B	Actual	1.11%	$1,000.00	$1,080.85	$5.79
	Hypothetical (h)	1.11%	$1,000.00	$1,019.50	$5.62
529C	Actual	1.12%	$1,000.00	$1,080.73	$5.84
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For MFS Growth Allocation Fund Class 529A and Class 529B shares, this rebate reduced the respective expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	0.35%	$1,000.00	$1,108.91	$1.85
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,104.14	$5.80
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.11%	$1,000.00	$1,104.70	$5.86
	Hypothetical (h)	1.11%	$1,000.00	$1,019.50	$5.62
I	Actual	0.11%	$1,000.00	$1,110.28	$0.58
	Hypothetical (h)	0.11%	$1,000.00	$1,024.52	$0.56
R1	Actual	1.11%	$1,000.00	$1,104.53	$5.86
	Hypothetical (h)	1.11%	$1,000.00	$1,019.50	$5.62
R2	Actual	0.61%	$1,000.00	$1,107.48	$3.22
	Hypothetical (h)	0.61%	$1,000.00	$1,022.01	$3.09
R3	Actual	0.36%	$1,000.00	$1,108.50	$1.90
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
R4	Actual	0.11%	$1,000.00	$1,110.34	$0.58
	Hypothetical (h)	0.11%	$1,000.00	$1,024.52	$0.56
529A	Actual	0.39%	$1,000.00	$1,108.31	$2.06
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	1.15%	$1,000.00	$1,104.67	$6.07
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,104.22	$6.07
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For MFS Aggressive Growth Allocation Fund Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.02%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	5,366,066	$51,997,179
MFS Commodity Strategy Fund - Class R5 (v)	3,075,115	25,892,465
MFS Emerging Markets Debt Fund - Class R5	5,306,622	77,476,679
MFS Global Bond Fund - Class R5	13,679,410	128,586,451
MFS Global Real Estate Fund - Class R5 (v)	1,716,693	25,681,723
MFS Government Securities Fund - Class R5	25,879,186	259,309,442
MFS Growth Fund - Class R5 (a)	2,448,047	163,602,980
MFS High Income Fund - Class R5	36,372,362	130,576,780
MFS Inflation-Adjusted Bond Fund - Class R5	24,739,288	258,278,172
MFS International Growth Fund - Class R5	1,863,705	52,500,556
MFS International Value Fund - Class R5	1,551,429	53,136,432
MFS Limited Maturity Fund - Class R5	42,842,015	259,622,611
MFS Mid Cap Growth Fund - Class R5 (a)	7,940,738	107,835,220
MFS Mid Cap Value Fund - Class R5	5,279,850	107,339,353
MFS New Discovery Fund - Class R5 (a)	886,975	26,564,905
MFS New Discovery Value Fund - Class R5	1,934,294	27,273,543
MFS Research Bond Fund - Class R5	41,158,456	442,041,823
MFS Research Fund - Class R5	4,388,815	161,157,287
MFS Research International Fund - Class R5	5,889,803	105,309,683
MFS Value Fund - Class R5	4,891,032	161,844,263
Total Underlying Affiliated Funds (Identified Cost, $2,179,763,883)		$2,626,027,547

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	12	$12
Total Investments (Identified Cost, $2,179,763,895)		$2,626,027,559

Other Assets, Less Liabilities - 0.1%		1,549,830
Net Assets - 100.0%		$2,627,577,389

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	5,648,594	$54,734,880
MFS Commodity Strategy Fund - Class R5 (v)	19,574,407	164,816,508
MFS Emerging Markets Debt Fund - Class R5	11,231,889	163,985,576
MFS Global Bond Fund - Class R5	29,003,417	272,632,119
MFS Global Real Estate Fund - Class R5 (v)	7,261,309	108,629,177
MFS Government Securities Fund - Class R5	54,550,972	546,600,743
MFS Growth Fund - Class R5 (a)	6,645,679	444,130,747
MFS High Income Fund - Class R5	76,440,711	274,422,152
MFS Inflation-Adjusted Bond Fund - Class R5	26,123,107	272,725,237
MFS International Growth Fund - Class R5	5,848,424	164,750,116
MFS International New Discovery Fund - Class R5	1,905,799	55,020,413
MFS International Value Fund - Class R5	4,809,256	164,717,029
MFS Mid Cap Growth Fund - Class R5 (a)	28,515,607	387,241,948
MFS Mid Cap Value Fund - Class R5	18,912,893	384,499,124
MFS New Discovery Fund - Class R5 (a)	2,765,137	82,815,864
MFS New Discovery Value Fund - Class R5	5,912,262	83,362,890
MFS Research Bond Fund - Class R5	61,184,350	657,119,919
MFS Research Fund - Class R5	12,071,631	443,270,279
MFS Research International Fund - Class R5	18,425,481	329,447,592
MFS Value Fund - Class R5	13,438,827	444,690,792
Total Underlying Affiliated Funds (Identified Cost, $4,228,930,513)		$5,499,613,105

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	2,061,754	$2,061,754
Total Investments (Identified Cost, $4,230,992,267)		$5,501,674,859

Other Assets, Less Liabilities - 0.0%		714,840
Net Assets - 100.0%		$5,502,389,699

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	4,561,579	$44,201,699
MFS Commodity Strategy Fund - Class R5 (v)	21,078,552	177,481,407
MFS Emerging Markets Debt Fund - Class R5	9,045,208	132,060,033
MFS Emerging Markets Equity Fund - Class R5	1,364,958	44,292,881
MFS Global Bond Fund - Class R5	18,677,754	175,570,884
MFS Global Real Estate Fund - Class R5 (v)	8,739,836	130,747,953
MFS Growth Fund - Class R5 (a)	7,391,947	494,003,801
MFS High Income Fund - Class R5	61,742,884	221,656,953
MFS Inflation-Adjusted Bond Fund - Class R5	21,073,025	220,002,378
MFS International Growth Fund - Class R5	7,865,727	221,577,535
MFS International New Discovery Fund - Class R5	3,074,802	88,769,526
MFS International Value Fund - Class R5	6,477,546	221,855,941
MFS Mid Cap Growth Fund - Class R5 (a)	29,647,926	402,618,831
MFS Mid Cap Value Fund - Class R5	19,683,533	400,166,227
MFS New Discovery Fund - Class R5 (a)	2,977,842	89,186,380
MFS New Discovery Value Fund - Class R5	6,374,036	89,873,907
MFS Research Bond Fund - Class R5	12,348,517	132,623,069
MFS Research Fund - Class R5	9,759,401	358,365,202
MFS Research International Fund - Class R5	17,342,300	310,080,332
MFS Value Fund - Class R5	14,937,856	494,293,646
Total Underlying Affiliated Funds (Identified Cost, $3,123,800,043)		$4,449,428,585

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	21	$21
Total Investments (Identified Cost, $3,123,800,064)		$4,449,428,606

Other Assets, Less Liabilities - 0.0%		931,261
Net Assets - 100.0%		$4,450,359,867

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	8,792,078	$74,029,299
MFS Emerging Markets Equity Fund - Class R5	911,600	29,581,413
MFS Global Real Estate Fund - Class R5 (v)	4,874,461	72,921,940
MFS Growth Fund - Class R5 (a)	2,909,747	194,458,365
MFS International Growth Fund - Class R5	4,201,296	118,350,511
MFS International New Discovery Fund - Class R5	2,052,614	59,258,970
MFS International Value Fund - Class R5	3,460,691	118,528,682
MFS Mid Cap Growth Fund - Class R5 (a)	10,976,746	149,064,207
MFS Mid Cap Value Fund - Class R5	7,292,542	148,257,373
MFS New Discovery Fund - Class R5 (a)	1,240,905	37,165,114
MFS New Discovery Value Fund - Class R5	2,655,755	37,446,151
MFS Research Fund - Class R5	3,659,313	134,369,986
MFS Research International Fund - Class R5	6,617,267	118,316,733
MFS Value Fund - Class R5	5,878,958	194,534,721
Total Underlying Affiliated Funds (Identified Cost, $915,463,982)		$1,486,283,465

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,102,937	$1,102,937
Total Investments (Identified Cost, $916,566,919)		$1,487,386,402

Other Assets, Less Liabilities - (0.0)%		(127,997)
Net Assets - 100.0%		$1,487,258,405

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/13 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $2,179,763,895, $4,230,992,267, $3,123,800,064, and $916,566,919, respectively)	$2,626,027,559	$5,501,674,859	$4,449,428,606	$1,487,386,402
Receivables for
Investments sold	528,596	203,233	10,721	500,725
Fund shares sold	9,096,292	15,334,682	10,287,199	2,680,384
Total assets	$2,635,652,447	$5,517,212,774	$4,459,726,526	$1,490,567,511

Liabilities
Payable to custodian	$1,496,537	$—	$2,074,895	$—
Payables for
Investments purchased	3,894,758	10,196,047	3,774,809	1,866,810
Fund shares reacquired	2,353,112	3,949,103	2,869,939	1,060,878
Payable to affiliates
Administrator	192	192	192	192
Shareholder servicing costs	121,026	293,790	345,345	247,077
Distribution and service fees	139,394	277,963	221,648	70,191
Program manager fee	921	1,266	1,450	800
Payable for independent Trustees’ compensation	8	12	2	11
Accrued expenses and other liabilities	69,110	104,702	78,379	63,147
Total liabilities	$8,075,058	$14,823,075	$9,366,659	$3,309,106
Net assets	$2,627,577,389	$5,502,389,699	$4,450,359,867	$1,487,258,405

Net assets consist of
Paid-in capital	$2,222,998,793	$4,413,207,629	$3,327,415,902	$1,023,429,832
Unrealized appreciation (depreciation) on investments	446,263,664	1,270,682,592	1,325,628,542	570,819,483
Accumulated net realized gain (loss) on investments	(48,748,978)	(192,855,749)	(227,360,989)	(112,280,254)
Undistributed net investment income	7,063,910	11,355,227	24,676,412	5,289,344
Net assets	$2,627,577,389	$5,502,389,699	$4,450,359,867	$1,487,258,405

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,271,594,843	$2,826,476,459	$2,349,572,063	$633,589,876
Class B	171,792,987	374,089,151	338,938,945	102,507,541
Class C	584,215,552	1,105,394,299	801,226,635	232,432,968
Class I	83,060,866	97,235,487	79,412,000	50,894,802
Class R1	23,326,466	44,067,191	43,599,491	20,003,226
Class R2	109,328,893	266,472,963	226,262,196	117,602,514
Class R3	182,103,213	390,957,235	248,482,731	148,191,167
Class R4	34,169,287	166,440,350	98,519,687	35,371,799
Class 529A	103,867,005	147,775,768	178,624,437	105,991,582
Class 529B	10,921,878	18,848,736	23,874,544	9,145,462
Class 529C	53,196,399	64,632,060	61,847,138	31,527,468
Total net assets	$2,627,577,389	$5,502,389,699	$4,450,359,867	$1,487,258,405

Shares of beneficial interest outstanding
Class A	87,741,293	173,764,409	131,791,570	33,271,839
Class B	11,929,424	23,228,644	19,297,530	5,492,467
Class C	40,875,766	69,008,996	45,879,848	12,514,126
Class I	5,685,798	5,908,900	4,415,541	2,632,947
Class R1	1,661,493	2,801,375	2,547,796	1,094,236
Class R2	7,735,204	16,691,690	12,971,075	6,305,932
Class R3	12,658,412	24,195,660	14,046,248	7,839,591
Class R4	2,355,986	10,238,386	5,523,136	1,850,292
Class 529A	7,200,073	9,122,972	10,090,078	5,598,609
Class 529B	769,041	1,180,693	1,373,561	495,199
Class 529C	3,752,369	4,067,373	3,582,216	1,719,737
Total shares of beneficial interest outstanding	182,364,859	340,209,098	251,518,599	78,814,975

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$14.49	$16.27	$17.83	$19.04
Offering price per share (100 / 94.25 × net asset value per share)	$15.37	$17.26	$18.92	$20.20

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.40	$16.10	$17.56	$18.66

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.29	$16.02	$17.46	$18.57

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.61	$16.46	$17.98	$19.33

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.04	$15.73	$17.11	$18.28

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.13	$15.96	$17.44	$18.65

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.39	$16.16	$17.69	$18.90

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.50	$16.26	$17.84	$19.12

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.43	$16.20	$17.70	$18.93
Offering price per share (100 / 94.25 x net asset value per share)	$15.31	$17.19	$18.78	$20.08

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.20	$15.96	$17.38	$18.47

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.18	$15.89	$17.27	$18.33

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/13 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from underlying affiliated funds	$23,899,470	$39,042,727	$21,213,668	$2,212,395
Expenses
Distribution and service fees	6,117,225	11,971,396	9,639,568	3,157,956
Program manager fees	80,806	109,168	126,938	68,796
Shareholder servicing costs	451,785	1,044,174	1,054,742	520,083
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	23,099	28,807	26,619	13,520
Custodian fee	53,539	59,207	54,242	29,428
Shareholder communications	62,779	131,923	137,486	46,564
Audit and tax fees	16,984	17,136	17,118	16,937
Legal fees	12,073	22,270	18,862	6,880
Miscellaneous	153,910	246,070	187,196	93,914
Total expenses	$6,980,975	$13,638,926	$11,271,546	$3,962,853
Fees paid indirectly	—	—	—	(1)
Reduction of expenses by investment adviser and distributor	(54,795)	(83,909)	(97,592)	(55,369)
Net expenses	$6,926,180	$13,555,017	$11,173,954	$3,907,483
Net investment income (loss)	$16,973,290	$25,487,710	$10,039,714	$(1,695,088)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$5,069,102	$11,757,700	$17,027,454	$15,189,873
Capital gain distributions from underlying affiliated funds	191,547	284,721	57,477	—
Net realized gain (loss) on investments	$5,260,649	$12,042,421	$17,084,931	$15,189,873
Change in unrealized appreciation (depreciation) on
investments	$72,098,163	$270,346,392	$308,001,406	$128,700,316
Net realized and unrealized gain (loss) on investments	$77,358,812	$282,388,813	$325,086,337	$143,890,189
Change in net assets from operations	$94,332,102	$307,876,523	$335,126,051	$142,195,101

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/13 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$16,973,290	$25,487,710	$10,039,714	$(1,695,088)
Net realized gain (loss) on investments	5,260,649	12,042,421	17,084,931	15,189,873
Net unrealized gain (loss) on investments	72,098,163	270,346,392	308,001,406	128,700,316
Change in net assets from operations	$94,332,102	$307,876,523	$335,126,051	$142,195,101

Distributions declared to shareholders
From net investment income	$(16,222,696)	$(23,510,458)	$—	$—
Change in net assets from fund share transactions	$130,515,326	$515,551,084	$328,028,642	$51,979,674
Total change in net assets	$208,624,732	$799,917,149	$663,154,693	$194,174,775

Net assets
At beginning of period	2,418,952,657	4,702,472,550	3,787,205,174	1,293,083,630
At end of period	$2,627,577,389	$5,502,389,699	$4,450,359,867	$1,487,258,405
Undistributed net investment income included in net assets at end of period	$7,063,910	$11,355,227	$24,676,412	$5,289,344

Year ended 5/31/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$37,015,625	$58,920,084	$35,108,539	$6,665,428
Net realized gain (loss) on investments	6,629,374	8,047,579	71,853,226	44,889,572
Net unrealized gain (loss) on investments	171,163,733	506,575,157	507,901,299	211,512,158
Change in net assets from operations	$214,808,732	$573,542,820	$614,863,064	$263,067,158

Distributions declared to shareholders
From net investment income	$(44,254,399)	$(79,951,671)	$(47,000,330)	$(11,000,009)
Change in net assets from fund share transactions	$437,684,550	$830,270,055	$367,271,527	$(50,242,428)
Total change in net assets	$608,238,883	$1,323,861,204	$935,134,261	$201,824,721

Net assets
At beginning of period	1,810,713,774	3,378,611,346	2,852,070,913	1,091,258,909
At end of period	$2,418,952,657	$4,702,472,550	$3,787,205,174	$1,293,083,630
Undistributed net investment income included in net assets at end of period	$6,313,316	$9,377,975	$14,636,698	$6,984,432

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$14.06		$12.93	$13.18	$11.73	$10.43	$12.22

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.27	$0.34	$0.29	$0.34	$0.32
Net realized and unrealized gain (loss) on investments	0.43		1.18	(0.25)	1.52	1.31	(1.68)
Total from investment operations	$0.54		$1.45	$0.09	$1.81	$1.65	$(1.36)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.36)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.11)		$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.43)
Net asset value, end of period (x)	$14.49		$14.06	$12.93	$13.18	$11.73	$10.43
Total return (%) (r)(s)(t)(x)	3.86	(n)	11.36	0.79	15.56	15.84	(10.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.32	0.31	0.31	0.31	0.38
Expenses after expense reductions (f)(h)	0.31	(a)	0.32	0.31	0.31	0.31	0.38
Net investment income (l)	1.60	(a)	1.99	2.60	2.33	2.95	3.06
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$1,271,595		$1,197,922	$859,467	$560,089	$363,769	$264,183

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$13.97		$12.85	$13.10	$11.64	$10.35	$12.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.17	$0.24	$0.20	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	0.43		1.17	(0.24)	1.50	1.31	(1.66)
Total from investment operations	$0.49		$1.34	$—	$1.70	$1.56	$(1.41)

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.22)	$(0.25)	$(0.24)	$(0.27)	$(0.28)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.06)		$(0.22)	$(0.25)	$(0.24)	$(0.27)	$(0.35)
Net asset value, end of period (x)	$14.40		$13.97	$12.85	$13.10	$11.64	$10.35
Total return (%) (r)(s)(t)(x)	3.50	(n)	10.51	0.03	14.70	15.04	(11.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.06	(a)	1.07	1.06	1.06	1.06	1.06
Net investment income (l)	0.85	(a)	1.24	1.85	1.59	2.21	2.38
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$171,793		$166,748	$143,231	$131,167	$119,885	$111,281

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$13.87		$12.76	$13.02	$11.58	$10.31	$12.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.17	$0.24	$0.20	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	0.42		1.16	(0.25)	1.50	1.30	(1.66)
Total from investment operations	$0.48		$1.33	$(0.01)	$1.70	$1.55	$(1.41)

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.22)	$(0.25)	$(0.26)	$(0.28)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.06)		$(0.22)	$(0.25)	$(0.26)	$(0.28)	$(0.36)
Net asset value, end of period (x)	$14.29		$13.87	$12.76	$13.02	$11.58	$10.31
Total return (%) (r)(s)(t)(x)	3.47	(n)	10.54	0.00 (y)	14.76	15.02	(11.44)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.06	(a)	1.07	1.06	1.06	1.06	1.06
Net investment income (l)	0.85	(a)	1.24	1.85	1.58	2.20	2.38
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$584,216		$503,578	$351,460	$264,696	$179,262	$127,617

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class I
Net asset value, beginning of period	$14.17		$13.03	$13.28	$11.81	$10.50	$12.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.31	$0.37	$0.33	$0.36	$0.36
Net realized and unrealized gain (loss) on investments	0.44		1.18	(0.25)	1.53	1.33	(1.70)
Total from investment operations	$0.57		$1.49	$0.12	$1.86	$1.69	$(1.34)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.40)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.13)		$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$14.61		$14.17	$13.03	$13.28	$11.81	$10.50
Total return (%) (r)(s)(x)	4.03	(n)	11.61	1.03	15.93	16.08	(10.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.07	0.06	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.06	(a)	0.07	0.06	0.06	0.06	0.06
Net investment income (l)	1.85	(a)	2.23	2.85	2.58	3.15	3.37
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$83,061		$71,965	$47,437	$37,350	$22,334	$28,664

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R1
Net asset value, beginning of period	$13.62		$12.53	$12.79	$11.38	$10.13	$11.88

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.17	$0.23	$0.19	$0.25	$0.24
Net realized and unrealized gain (loss) on investments	0.42		1.14	(0.24)	1.47	1.27	(1.63)
Total from investment operations	$0.48		$1.31	$(0.01)	$1.66	$1.52	$(1.39)

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.22)	$(0.25)	$(0.25)	$(0.27)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.06)		$(0.22)	$(0.25)	$(0.25)	$(0.27)	$(0.36)
Net asset value, end of period (x)	$14.04		$13.62	$12.53	$12.79	$11.38	$10.13
Total return (%) (r)(s)(x)	3.53	(n)	10.55	(0.01)	14.68	15.03	(11.43)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions (f)(h)	1.06	(a)	1.07	1.06	1.06	1.06	1.06
Net investment income (l)	0.85	(a)	1.26	1.85	1.58	2.21	2.37
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$23,326		$23,026	$22,511	$19,202	$14,914	$13,293

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R2
Net asset value, beginning of period	$13.71		$12.62	$12.87	$11.46	$10.20	$11.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.23	$0.29	$0.26	$0.30	$0.30
Net realized and unrealized gain (loss) on investments	0.42		1.15	(0.23)	1.47	1.29	(1.65)
Total from investment operations	$0.51		$1.38	$0.06	$1.73	$1.59	$(1.35)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.29)	$(0.31)	$(0.32)	$(0.33)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.09)		$(0.29)	$(0.31)	$(0.32)	$(0.33)	$(0.42)
Net asset value, end of period (x)	$14.13		$13.71	$12.62	$12.87	$11.46	$10.20
Total return (%) (r)(s)(x)	3.76	(n)	11.04	0.56	15.25	15.58	(10.96)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.57	0.56	0.56	0.56	0.56
Expenses after expense reductions (f)(h)	0.56	(a)	0.57	0.56	0.56	0.56	0.56
Net investment income (l)	1.35	(a)	1.74	2.34	2.09	2.70	2.89
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$109,329		$112,807	$98,868	$85,488	$67,403	$50,486
See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R3
Net asset value, beginning of period	$13.96		$12.83	$13.09	$11.65	$10.36	$12.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.27	$0.33	$0.29	$0.34	$0.33
Net realized and unrealized gain (loss) on investments	0.43		1.18	(0.25)	1.51	1.30	(1.69)
Total from investment operations	$0.54		$1.45	$0.08	$1.80	$1.64	$(1.36)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.37)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.11)		$(0.32)	$(0.34)	$(0.36)	$(0.35)	$(0.44)
Net asset value, end of period (x)	$14.39		$13.96	$12.83	$13.09	$11.65	$10.36
Total return (%) (r)(s)(x)	3.89	(n)	11.45	0.72	15.59	15.88	(10.81)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.32	0.31	0.31	0.32	0.31
Expenses after expense reductions (f)(h)	0.31	(a)	0.32	0.31	0.31	0.31	0.31
Net investment income (l)	1.59	(a)	1.99	2.58	2.33	2.91	3.16
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$182,103		$161,521	$121,030	$83,168	$58,744	$24,366

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R4
Net asset value, beginning of period	$14.07		$12.93	$13.18	$11.73	$10.42	$12.22

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.30	$0.37	$0.32	$0.37	$0.36
Net realized and unrealized gain (loss) on investments	0.43		1.19	(0.25)	1.52	1.32	(1.69)
Total from investment operations	$0.56		$1.49	$0.12	$1.84	$1.69	$(1.33)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.40)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.13)		$(0.35)	$(0.37)	$(0.39)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$14.50		$14.07	$12.93	$13.18	$11.73	$10.42
Total return (%) (r)(s)(x)	3.99	(n)	11.70	1.03	15.87	16.21	(10.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.07	0.06	0.06	0.06	0.06
Expenses after expense reductions (f)(h)	0.06	(a)	0.07	0.06	0.06	0.06	0.06
Net investment income (l)	1.85	(a)	2.23	2.84	2.58	3.20	3.38
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$34,169		$22,688	$34,097	$28,777	$22,768	$17,248

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529A
Net asset value, beginning of period	$13.99		$12.87	$13.12	$11.68	$10.38	$12.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.26	$0.33	$0.28	$0.32	$0.31
Net realized and unrealized gain (loss) on investments	0.43		1.17	(0.25)	1.50	1.32	(1.68)
Total from investment operations	$0.54		$1.43	$0.08	$1.78	$1.64	$(1.37)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.31)	$(0.33)	$(0.34)	$(0.34)	$(0.34)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.10)		$(0.31)	$(0.33)	$(0.34)	$(0.34)	$(0.41)
Net asset value, end of period (x)	$14.43		$13.99	$12.87	$13.12	$11.68	$10.38
Total return (%) (r)(s)(t)(x)	3.93	(n)	11.27	0.73	15.42	15.80	(10.92)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.42	0.41	0.41	0.41	0.48
Expenses after expense reductions (f)(h)	0.36	(a)	0.37	0.37	0.41	0.41	0.48
Net investment income (l)	1.55	(a)	1.94	2.55	2.23	2.80	2.95
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$103,867		$97,214	$78,416	$62,949	$46,487	$26,409

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529B
Net asset value, beginning of period	$13.77		$12.66	$12.91	$11.48	$10.23	$12.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.16	$0.22	$0.18	$0.24	$0.23
Net realized and unrealized gain (loss) on investments	0.42		1.16	(0.24)	1.48	1.28	(1.65)
Total from investment operations	$0.48		$1.32	$(0.02)	$1.66	$1.52	$(1.42)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.21)	$(0.23)	$(0.23)	$(0.27)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.05)		$(0.21)	$(0.23)	$(0.23)	$(0.27)	$(0.36)
Net asset value, end of period (x)	$14.20		$13.77	$12.66	$12.91	$11.48	$10.23
Total return (%) (r)(s)(t)(x)	3.50	(n)	10.49	(0.08)	14.58	14.89	(11.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.17	1.16	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.10	(a)	1.12	1.11	1.16	1.16	1.16
Net investment income (l)	0.80	(a)	1.20	1.78	1.49	2.08	2.28
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$10,922		$11,707	$13,074	$16,656	$14,592	$9,339

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529C
Net asset value, beginning of period	$13.75		$12.65	$12.91	$11.49	$10.23	$11.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.16	$0.23	$0.18	$0.23	$0.23
Net realized and unrealized gain (loss) on investments	0.42		1.16	(0.25)	1.48	1.29	(1.64)
Total from investment operations	$0.48		$1.32	$(0.02)	$1.66	$1.52	$(1.41)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.22)	$(0.24)	$(0.24)	$(0.26)	$(0.27)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$(0.05)		$(0.22)	$(0.24)	$(0.24)	$(0.26)	$(0.34)
Net asset value, end of period (x)	$14.18		$13.75	$12.65	$12.91	$11.49	$10.23
Total return (%) (r)(s)(t)(x)	3.54	(n)	10.49	(0.08)	14.57	14.92	(11.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.17	1.16	1.16	1.16	1.16
Expenses after expense reductions (f)(h)	1.10	(a)	1.12	1.12	1.16	1.16	1.16
Net investment income (l)	0.80	(a)	1.19	1.79	1.48	2.05	2.28
Portfolio turnover	2	(n)	5	4	12	5	62
Net assets at end of period (000 omitted)	$53,196		$49,778	$41,123	$35,274	$28,492	$15,970
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Total return was less than 0.01%.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$15.40		$13.54	$14.18	$11.99	$10.42	$13.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.28	$0.25	$0.29	$0.28
Net realized and unrealized gain (loss) on investments	0.86		1.94	(0.61)	2.27	1.62	(3.03)
Total from investment operations	$0.96		$2.19	$(0.33)	$2.52	$1.91	$(2.75)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.33)	$(0.31)	$(0.33)	$(0.34)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.09)		$(0.33)	$(0.31)	$(0.33)	$(0.34)	$(0.43)
Net asset value, end of period (x)	$16.27		$15.40	$13.54	$14.18	$11.99	$10.42
Total return (%) (r)(s)(t)(x)	6.27	(n)	16.40	(2.22)	21.17	18.30	(19.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.33	0.30	0.30	0.30	0.37
Expenses after expense reductions (f)(h)	0.31	(a)	0.33	0.30	0.30	0.30	0.37
Net investment income (l)	1.23	(a)	1.72	2.08	1.86	2.43	2.63
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$2,826,476		$2,414,807	$1,625,988	$1,221,138	$787,430	$621,322

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$15.25		$13.41	$14.06	$11.87	$10.32	$13.44

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.18	$0.15	$0.20	$0.21
Net realized and unrealized gain (loss) on investments	0.84		1.92	(0.60)	2.24	1.60	(2.99)
Total from investment operations	$0.88		$2.06	$(0.42)	$2.39	$1.80	$(2.78)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.22)	$(0.23)	$(0.20)	$(0.25)	$(0.26)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.23)	$(0.20)	$(0.25)	$(0.34)
Net asset value, end of period (x)	$16.10		$15.25	$13.41	$14.06	$11.87	$10.32
Total return (%) (r)(s)(t)(x)	5.80	(n)	15.51	(2.95)	20.26	17.47	(20.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.08	1.05	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.06	(a)	1.08	1.05	1.05	1.05	1.04
Net investment income (l)	0.48	(a)	0.98	1.33	1.12	1.69	1.95
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$374,089		$359,070	$323,142	$369,100	$339,313	$319,556

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$15.17		$13.35	$14.00	$11.83	$10.30	$13.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.18	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss) on investments	0.85		1.91	(0.60)	2.25	1.59	(2.97)
Total from investment operations	$0.89		$2.05	$(0.42)	$2.39	$1.79	$(2.76)

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.23)	$(0.23)	$(0.22)	$(0.26)	$(0.27)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.04)		$(0.23)	$(0.23)	$(0.22)	$(0.26)	$(0.35)
Net asset value, end of period (x)	$16.02		$15.17	$13.35	$14.00	$11.83	$10.30
Total return (%) (r)(s)(t)(x)	5.86	(n)	15.49	(2.93)	20.28	17.39	(20.32)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.08	1.05	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.06	(a)	1.08	1.05	1.05	1.05	1.04
Net investment income (l)	0.48	(a)	0.97	1.33	1.11	1.69	1.95
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$1,105,394		$915,801	$608,898	$517,524	$374,146	$304,786

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class I
Net asset value, beginning of period	$15.58		$13.69	$14.33	$12.12	$10.52	$13.74

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.29	$0.32	$0.29	$0.29	$0.32
Net realized and unrealized gain (loss) on investments	0.87		1.97	(0.61)	2.28	1.68	(3.07)
Total from investment operations	$0.99		$2.26	$(0.29)	$2.57	$1.97	$(2.75)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.39)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.11)		$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.47)
Net asset value, end of period (x)	$16.46		$15.58	$13.69	$14.33	$12.12	$10.52
Total return (%) (r)(s)(x)	6.39	(n)	16.72	(1.96)	21.42	18.68	(19.58)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.08	0.05	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.06	(a)	0.08	0.05	0.05	0.05	0.04
Net investment income (l)	1.48	(a)	1.97	2.33	2.16	2.49	2.95
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$97,235		$75,339	$45,016	$32,434	$13,173	$37,294

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R1
Net asset value, beginning of period	$14.90		$13.11	$13.75	$11.62	$10.12	$13.21

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.17	$0.14	$0.19	$0.20
Net realized and unrealized gain (loss) on investments	0.82		1.86	(0.58)	2.20	1.57	(2.93)
Total from investment operations	$0.86		$2.01	$(0.41)	$2.34	$1.76	$(2.73)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.28)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.36)
Net asset value, end of period (x)	$15.73		$14.90	$13.11	$13.75	$11.62	$10.12
Total return (%) (r)(s)(x)	5.82	(n)	15.50	(2.90)	20.26	17.40	(20.35)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.08	1.05	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.06	(a)	1.08	1.05	1.05	1.05	1.04
Net investment income (l)	0.48	(a)	1.03	1.32	1.12	1.69	1.97
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$44,067		$40,786	$45,596	$40,188	$34,274	$29,031

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R2
Net asset value, beginning of period	$15.12		$13.30	$13.93	$11.78	$10.25	$13.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.21	$0.24	$0.21	$0.25	$0.26
Net realized and unrealized gain (loss) on investments	0.83		1.91	(0.59)	2.23	1.59	(2.98)
Total from investment operations	$0.91		$2.12	$(0.35)	$2.44	$1.84	$(2.72)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.30)	$(0.28)	$(0.29)	$(0.31)	$(0.34)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.07)		$(0.30)	$(0.28)	$(0.29)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$15.96		$15.12	$13.30	$13.93	$11.78	$10.25
Total return (%) (r)(s)(x)	6.06	(n)	16.10	(2.42)	20.85	17.98	(19.97)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.58	0.55	0.55	0.55	0.54
Expenses after expense reductions (f)(h)	0.56	(a)	0.58	0.55	0.55	0.55	0.54
Net investment income (l)	0.98	(a)	1.48	1.83	1.62	2.19	2.46
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$266,473		$246,535	$191,661	$181,917	$149,997	$121,453

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R3
Net asset value, beginning of period	$15.30		$13.46	$14.09	$11.92	$10.36	$13.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.28	$0.25	$0.28	$0.29
Net realized and unrealized gain (loss) on investments	0.85		1.92	(0.59)	2.25	1.62	(3.02)
Total from investment operations	$0.95		$2.17	$(0.31)	$2.50	$1.90	$(2.73)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.33)	$(0.32)	$(0.33)	$(0.34)	$(0.36)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.09)		$(0.33)	$(0.32)	$(0.33)	$(0.34)	$(0.44)
Net asset value, end of period (x)	$16.16		$15.30	$13.46	$14.09	$11.92	$10.36
Total return (%) (r)(s)(x)	6.25	(n)	16.34	(2.15)	21.13	18.33	(19.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.33	0.30	0.30	0.30	0.29
Expenses after expense reductions (f)(h)	0.31	(a)	0.33	0.30	0.30	0.30	0.29
Net investment income (l)	1.23	(a)	1.73	2.04	1.87	2.41	2.72
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$390,957		$336,430	$245,733	$167,138	$116,291	$86,364

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R4
Net asset value, beginning of period	$15.39		$13.53	$14.17	$11.98	$10.41	$13.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.28	$0.32	$0.28	$0.32	$0.32
Net realized and unrealized gain (loss) on investments	0.86		1.95	(0.61)	2.27	1.62	(3.04)
Total from investment operations	$0.98		$2.23	$(0.29)	$2.55	$1.94	$(2.72)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.39)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.11)		$(0.37)	$(0.35)	$(0.36)	$(0.37)	$(0.47)
Net asset value, end of period (x)	$16.26		$15.39	$13.53	$14.17	$11.98	$10.41
Total return (%) (r)(s)(x)	6.41	(n)	16.69	(1.99)	21.50	18.59	(19.56)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.08	0.05	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.06	(a)	0.08	0.05	0.05	0.05	0.04
Net investment income (l)	1.48	(a)	1.92	2.35	2.10	2.68	2.98
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$166,440		$105,771	$130,331	$111,170	$80,706	$57,284

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529A
Net asset value, beginning of period	$15.34		$13.49	$14.12	$11.94	$10.38	$13.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.24	$0.27	$0.23	$0.27	$0.27
Net realized and unrealized gain (loss) on investments	0.86		1.94	(0.60)	2.26	1.62	(3.01)
Total from investment operations	$0.95		$2.18	$(0.33)	$2.49	$1.89	$(2.74)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.33)	$(0.30)	$(0.31)	$(0.33)	$(0.34)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.09)		$(0.33)	$(0.30)	$(0.31)	$(0.33)	$(0.42)
Net asset value, end of period (x)	$16.20		$15.34	$13.49	$14.12	$11.94	$10.38
Total return (%) (r)(s)(t)(x)	6.21	(n)	16.32	(2.22)	21.05	18.19	(19.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.43	0.40	0.40	0.40	0.47
Expenses after expense reductions (f)(h)	0.35	(a)	0.38	0.36	0.40	0.40	0.46
Net investment income (l)	1.19	(a)	1.68	2.03	1.76	2.27	2.54
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$147,776		$131,993	$100,388	$87,429	$64,419	$33,543

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529B
Net asset value, beginning of period	$15.12		$13.29	$13.94	$11.77	$10.24	$13.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.13	$0.17	$0.13	$0.18	$0.20
Net realized and unrealized gain (loss) on investments	0.84		1.91	(0.60)	2.23	1.60	(2.98)
Total from investment operations	$0.87		$2.04	$(0.43)	$2.36	$1.78	$(2.78)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.21)	$(0.22)	$(0.19)	$(0.25)	$(0.25)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.03)		$(0.21)	$(0.22)	$(0.19)	$(0.25)	$(0.33)
Net asset value, end of period (x)	$15.96		$15.12	$13.29	$13.94	$11.77	$10.24
Total return (%) (r)(s)(t)(x)	5.76	(n)	15.50	(3.03)	20.17	17.39	(20.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.18	1.15	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.10	(a)	1.13	1.11	1.15	1.15	1.14
Net investment income (l)	0.43	(a)	0.93	1.30	1.02	1.60	1.86
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$18,849		$18,465	$18,519	$25,421	$22,365	$19,147

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529C
Net asset value, beginning of period	$15.05		$13.24	$13.89	$11.75	$10.24	$13.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.13	$0.17	$0.13	$0.18	$0.19
Net realized and unrealized gain (loss) on investments	0.84		1.90	(0.59)	2.22	1.59	(2.96)
Total from investment operations	$0.87		$2.03	$(0.42)	$2.35	$1.77	$(2.77)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.26)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.23)	$(0.21)	$(0.26)	$(0.34)
Net asset value, end of period (x)	$15.89		$15.05	$13.24	$13.89	$11.75	$10.24
Total return (%) (r)(s)(t)(x)	5.81	(n)	15.47	(3.00)	20.13	17.26	(20.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.18	1.15	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.10	(a)	1.13	1.11	1.15	1.15	1.14
Net investment income (l)	0.43	(a)	0.93	1.28	1.01	1.54	1.83
Portfolio turnover	1	(n)	5	6	12	7	44
Net assets at end of period (000 omitted)	$64,632		$57,475	$43,338	$40,847	$28,486	$15,571
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$16.43		$13.76	$14.87	$11.98	$10.23	$14.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.20	$0.22	$0.18	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	1.34		2.73	(1.02)	2.96	1.82	(4.43)
Total from investment operations	$1.40		$2.93	$(0.80)	$3.14	$2.04	$(4.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.31)	$(0.25)	$(0.29)	$(0.28)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.26)	$(0.31)	$(0.25)	$(0.29)	$(0.46)
Net asset value, end of period (x)	$17.83		$16.43	$13.76	$14.87	$11.98	$10.23
Total return (%) (r)(s)(t)(x)	8.52	(n)	21.44	(5.33)	26.34	19.87	(27.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.34	0.31	0.30	0.30	0.37
Expenses after expense reductions (f)(h)	0.32	(a)	0.34	0.31	0.30	0.30	0.37
Net investment income (l)	0.71	(a)	1.32	1.57	1.34	1.85	1.95
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$2,349,572		$1,962,669	$1,372,138	$1,258,969	$863,550	$711,516

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$16.25		$13.60	$14.68	$11.83	$10.11	$14.70

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(y)	$0.09	$0.11	$0.08	$0.13	$0.14
Net realized and unrealized gain (loss) on investments	1.31		2.69	(1.00)	2.91	1.80	(4.37)
Total from investment operations	$1.31		$2.78	$(0.89)	$2.99	$1.93	$(4.23)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.19)	$(0.14)	$(0.21)	$(0.18)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.13)	$(0.19)	$(0.14)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$17.56		$16.25	$13.60	$14.68	$11.83	$10.11
Total return (%) (r)(s)(t)(x)	8.06	(n)	20.56	(6.05)	25.40	19.01	(28.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.09	1.06	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.07	(a)	1.09	1.06	1.05	1.05	1.04
Net investment income (loss) (l)	(0.04	)(a)	0.57	0.82	0.60	1.10	1.27
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$338,939		$328,982	$321,341	$418,449	$380,612	$355,740

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$16.15		$13.54	$14.64	$11.80	$10.09	$14.68

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(y)	$0.08	$0.11	$0.08	$0.13	$0.14
Net realized and unrealized gain (loss) on investments	1.31		2.68	(1.01)	2.91	1.79	(4.36)
Total from investment operations	$1.31		$2.76	$(0.90)	$2.99	$1.92	$(4.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.20)	$(0.15)	$(0.21)	$(0.19)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.15)	$(0.20)	$(0.15)	$(0.21)	$(0.37)
Net asset value, end of period (x)	$17.46		$16.15	$13.54	$14.64	$11.80	$10.09
Total return (%) (r)(s)(t)(x)	8.11	(n)	20.50	(6.08)	25.46	19.00	(28.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.09	1.06	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.07	(a)	1.09	1.06	1.05	1.05	1.04
Net investment income (loss) (l)	(0.04	)(a)	0.56	0.82	0.59	1.09	1.27
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$801,227		$665,132	$483,076	$492,337	$380,111	$321,565

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class I
Net asset value, beginning of period	$16.55		$13.86	$14.98	$12.06	$10.29	$15.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.24	$0.26	$0.22	$0.21	$0.25
Net realized and unrealized gain (loss) on investments	1.35		2.74	(1.04)	2.98	1.88	(4.48)
Total from investment operations	$1.43		$2.98	$(0.78)	$3.20	$2.09	$(4.23)

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.32)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.50)
Net asset value, end of period (x)	$17.98		$16.55	$13.86	$14.98	$12.06	$10.29
Total return (%) (r)(s)(x)	8.64	(n)	21.70	(5.13)	26.69	20.21	(27.71)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.09	0.06	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.07	(a)	0.09	0.06	0.05	0.05	0.04
Net investment income (l)	0.96	(a)	1.55	1.82	1.62	1.82	2.28
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$79,412		$65,738	$40,599	$31,064	$22,214	$52,761

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R1
Net asset value, beginning of period	$15.83		$13.27	$14.35	$11.57	$9.89	$14.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(y)	$0.09	$0.11	$0.08	$0.12	$0.13
Net realized and unrealized gain (loss) on investments	1.28		2.62	(0.98)	2.85	1.77	(4.29)
Total from investment operations	$1.28		$2.71	$(0.87)	$2.93	$1.89	$(4.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.21)	$(0.15)	$(0.21)	$(0.20)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.15)	$(0.21)	$(0.15)	$(0.21)	$(0.38)
Net asset value, end of period (x)	$17.11		$15.83	$13.27	$14.35	$11.57	$9.89
Total return (%) (r)(s)(x)	8.09	(n)	20.51	(6.05)	25.41	19.08	(28.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.09	1.06	1.05	1.05	1.04
Expenses after expense reductions (f)(h)	1.07	(a)	1.09	1.06	1.05	1.05	1.04
Net investment income (loss) (l)	(0.04	)(a)	0.62	0.83	0.59	1.09	1.28
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$43,599		$39,507	$38,416	$42,188	$35,478	$31,915

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R2
Net asset value, beginning of period	$16.10		$13.49	$14.57	$11.75	$10.04	$14.66

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.16	$0.18	$0.15	$0.19	$0.19
Net realized and unrealized gain (loss) on investments	1.30		2.67	(0.99)	2.89	1.78	(4.37)
Total from investment operations	$1.34		$2.83	$(0.81)	$3.04	$1.97	$(4.18)

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.27)	$(0.22)	$(0.26)	$(0.26)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.22)	$(0.27)	$(0.22)	$(0.26)	$(0.44)
Net asset value, end of period (x)	$17.44		$16.10	$13.49	$14.57	$11.75	$10.04
Total return (%) (r)(s)(x)	8.32	(n)	21.11	(5.52)	25.98	19.62	(28.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.59	0.56	0.55	0.55	0.54
Expenses after expense reductions (f)(h)	0.57	(a)	0.59	0.56	0.55	0.55	0.54
Net investment income (l)	0.46	(a)	1.06	1.31	1.10	1.60	1.77
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$226,262		$209,474	$174,820	$189,357	$149,370	$126,516

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R3
Net asset value, beginning of period	$16.30		$13.66	$14.76	$11.89	$10.16	$14.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.20	$0.21	$0.18	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	1.33		2.69	(1.00)	2.94	1.81	(4.42)
Total from investment operations	$1.39		$2.89	$(0.79)	$3.12	$2.02	$(4.20)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.31)	$(0.25)	$(0.29)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.25)	$(0.31)	$(0.25)	$(0.29)	$(0.47)
Net asset value, end of period (x)	$17.69		$16.30	$13.66	$14.76	$11.89	$10.16
Total return (%) (r)(s)(x)	8.53	(n)	21.36	(5.29)	26.38	19.85	(27.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.34	0.31	0.30	0.30	0.29
Expenses after expense reductions (f)(h)	0.32	(a)	0.34	0.31	0.30	0.30	0.29
Net investment income (l)	0.71	(a)	1.32	1.54	1.35	1.80	2.03
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$248,483		$212,174	$157,750	$138,703	$103,043	$72,481

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R4
Net asset value, beginning of period	$16.42		$13.76	$14.87	$11.97	$10.22	$14.92

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.23	$0.25	$0.22	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	1.34		2.72	(1.02)	2.96	1.82	(4.45)
Total from investment operations	$1.42		$2.95	$(0.77)	$3.18	$2.07	$(4.20)

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.32)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.29)	$(0.34)	$(0.28)	$(0.32)	$(0.50)
Net asset value, end of period (x)	$17.84		$16.42	$13.76	$14.87	$11.97	$10.22
Total return (%) (r)(s)(x)	8.65	(n)	21.63	(5.10)	26.73	20.15	(27.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.09	0.06	0.05	0.05	0.04
Expenses after expense reductions (f)(h)	0.07	(a)	0.09	0.06	0.05	0.05	0.04
Net investment income (l)	0.95	(a)	1.50	1.81	1.59	2.14	2.28
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$98,520		$56,433	$62,372	$59,722	$45,478	$40,455

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529A
Net asset value, beginning of period	$16.32		$13.67	$14.77	$11.90	$10.17	$14.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.19	$0.21	$0.17	$0.20	$0.20
Net realized and unrealized gain (loss) on investments	1.32		2.71	(1.01)	2.94	1.81	(4.42)
Total from investment operations	$1.38		$2.90	$(0.80)	$3.11	$2.01	$(4.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.30)	$(0.24)	$(0.28)	$(0.26)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.25)	$(0.30)	$(0.24)	$(0.28)	$(0.44)
Net asset value, end of period (x)	$17.70		$16.32	$13.67	$14.77	$11.90	$10.17
Total return (%) (r)(s)(t)(x)	8.46	(n)	21.37	(5.37)	26.27	19.71	(28.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.44	0.41	0.40	0.40	0.47
Expenses after expense reductions (f)(h)	0.36	(a)	0.39	0.37	0.40	0.40	0.47
Net investment income (l)	0.68	(a)	1.27	1.52	1.24	1.65	1.86
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$178,624		$164,807	$127,620	$123,673	$87,397	$42,897

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529B
Net asset value, beginning of period	$16.08		$13.46	$14.52	$11.71	$10.02	$14.59

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.11	$0.07	$0.12	$0.12
Net realized and unrealized gain (loss) on investments	1.31		2.66	(1.00)	2.88	1.78	(4.33)
Total from investment operations	$1.30		$2.74	$(0.89)	$2.95	$1.90	$(4.21)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.17)	$(0.14)	$(0.21)	$(0.18)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.12)	$(0.17)	$(0.14)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$17.38		$16.08	$13.46	$14.52	$11.71	$10.02
Total return (%) (r)(s)(t)(x)	8.08	(n)	20.44	(6.07)	25.26	18.88	(28.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.19	1.16	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.11	(a)	1.14	1.12	1.15	1.15	1.14
Net investment income (loss) (l)	(0.07	)(a)	0.52	0.78	0.51	1.00	1.18
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$23,875		$25,286	$27,132	$36,756	$32,394	$26,142

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529C
Net asset value, beginning of period	$15.98		$13.39	$14.47	$11.68	$10.00	$14.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.10	$0.07	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	1.30		2.65	(0.99)	2.87	1.78	(4.33)
Total from investment operations	$1.29		$2.73	$(0.89)	$2.94	$1.89	$(4.21)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.19)	$(0.15)	$(0.21)	$(0.18)
From net realized gain on investments	—		—	—	—	—	(0.18)
Total distributions declared to shareholders	$—		$(0.14)	$(0.19)	$(0.15)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$17.27		$15.98	$13.39	$14.47	$11.68	$10.00
Total return (%) (r)(s)(t)(x)	8.07	(n)	20.51	(6.09)	25.30	18.86	(28.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.19	1.16	1.15	1.15	1.14
Expenses after expense reductions (f)(h)	1.12	(a)	1.14	1.12	1.15	1.15	1.14
Net investment income (loss) (l)	(0.08	)(a)	0.52	0.77	0.50	0.93	1.12
Portfolio turnover	1	(n)	5	7	13	6	40
Net assets at end of period (000 omitted)	$61,847		$57,004	$46,807	$48,397	$37,106	$19,471
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Per share amount was less $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$17.17		$13.79	$15.33	$11.87	$9.99	$15.80

Income (loss) from investment operations
Net investment income (d)(l)	$—		$0.12	$0.10	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	1.87		3.44	(1.44)	3.54	1.91	(5.48)
Total from investment operations	$1.87		$3.56	$(1.34)	$3.64	$2.04	$(5.41)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.18)	$(0.20)	$(0.18)	$(0.16)	$(0.40)
Net asset value, end of period (x)	$19.04		$17.17	$13.79	$15.33	$11.87	$9.99
Total return (%) (r)(s)(t)(x)	10.89	(n)	25.99	(8.70)	30.77	20.39	(33.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.38	0.33	0.32	0.32	0.39
Expenses after expense reductions (f)(h)	0.35	(a)	0.37	0.33	0.32	0.32	0.39
Net investment income (loss) (l)	(0.03	)(a)	0.80	0.70	0.69	1.08	0.69
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$633,590		$539,351	$433,117	$461,673	$341,600	$302,094

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$16.90		$13.56	$15.05	$11.66	$9.83	$15.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.01	$(0.01)	$(0.01)	$0.04	$0.00 (w)
Net realized and unrealized gain (loss) on investments	1.83		3.39	(1.40)	3.48	1.87	(5.38)
Total from investment operations	$1.76		$3.40	$(1.41)	$3.47	$1.91	$(5.38)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.08)	$(0.08)	$(0.08)	$(0.12)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.06)	$(0.08)	$(0.08)	$(0.08)	$(0.36)
Net asset value, end of period (x)	$18.66		$16.90	$13.56	$15.05	$11.66	$9.83
Total return (%) (r)(s)(t)(x)	10.41	(n)	25.11	(9.37)	29.77	19.43	(34.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.13	1.08	1.07	1.07	1.06
Expenses after expense reductions (f)(h)	1.10	(a)	1.13	1.08	1.07	1.07	1.06
Net investment income (loss) (l)	(0.78	)(a)	0.05	(0.04)	(0.04)	0.33	0.02
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$102,508		$100,340	$99,925	$143,320	$129,829	$125,014

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$16.81		$13.51	$15.01	$11.64	$9.81	$15.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.01	$(0.01)	$(0.01)	$0.04	$0.00 (w)
Net realized and unrealized gain (loss) on investments	1.83		3.37	(1.40)	3.46	1.88	(5.38)
Total from investment operations	$1.76		$3.38	$(1.41)	$3.45	$1.92	$(5.38)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.09)	$(0.08)	$(0.09)	$(0.12)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.08)	$(0.09)	$(0.08)	$(0.09)	$(0.36)
Net asset value, end of period (x)	$18.57		$16.81	$13.51	$15.01	$11.64	$9.81
Total return (%) (r)(s)(t)(x)	10.47	(n)	25.05	(9.35)	29.73	19.51	(34.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.12	1.08	1.07	1.07	1.06
Expenses after expense reductions (f)(h)	1.11	(a)	1.12	1.08	1.07	1.07	1.06
Net investment income (loss) (l)	(0.79	)(a)	0.04	(0.05)	(0.05)	0.32	0.02
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$232,433		$195,777	$148,481	$167,911	$130,115	$114,853

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class I
Net asset value, beginning of period	$17.41		$13.98	$15.53	$12.02	$10.12	$15.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.17	$0.13	$0.14	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	1.90		3.48	(1.44)	3.58	1.97	(5.54)
Total from investment operations	$1.92		$3.65	$(1.31)	$3.72	$2.09	$(5.43)

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.18)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.42)
Net asset value, end of period (x)	$19.33		$17.41	$13.98	$15.53	$12.02	$10.12
Total return (%) (r)(s)(x)	11.03	(n)	26.29	(8.42)	31.09	20.59	(33.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.12	0.08	0.07	0.08	0.06
Expenses after expense reductions (f)(h)	0.11	(a)	0.12	0.08	0.07	0.08	0.06
Net investment income (l)	0.21	(a)	1.05	0.93	1.02	1.02	1.02
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$50,895		$45,150	$29,816	$29,086	$22,721	$42,422

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012		2011		2010	2009
Class R1
Net asset value, beginning of period	$16.55		$13.28	$14.76		$11.44		$9.65	$15.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.01	$(0.00	)(w)	$(0.00	)(w)	$0.04	$0.00 (w)
Net realized and unrealized gain (loss) on investments	1.80		3.31	(1.38)		3.41		1.84	(5.31)
Total from investment operations	$1.73		$3.32	$(1.38)		$3.41		$1.88	$(5.31)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.10)		$(0.09)		$(0.09)	$(0.12)
From net realized gain on investments	—		—	—		—		—	(0.24)
Total distributions declared to shareholders	$—		$(0.05)	$(0.10)		$(0.09)		$(0.09)	$(0.36)
Net asset value, end of period (x)	$18.28		$16.55	$13.28		$14.76		$11.44	$9.65
Total return (%) (r)(s)(x)	10.45	(n)	25.06	(9.36)		29.84		19.44	(34.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.13	1.08		1.07		1.07	1.06
Expenses after expense reductions (f)(h)	1.11	(a)	1.13	1.08		1.07		1.07	1.06
Net investment income (loss) (l)	(0.78	)(a)	0.05	(0.03)		(0.03)		0.34	0.03
Portfolio turnover	2	(n)	9	11		11		10	23
Net assets at end of period (000 omitted)	$20,003		$18,793	$20,186		$25,554		$19,715	$18,424

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012		2011		2010	2009
Class R2
Net asset value, beginning of period	$16.84		$13.53	$15.03		$11.65		$9.82	$15.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.09	$0.06		$0.06		$0.09	$0.06
Net realized and unrealized gain (loss) on investments	1.84		3.37	(1.40)		3.47		1.88	(5.39)
Total from investment operations	$1.81		$3.46	$(1.34)		$3.53		$1.97	$(5.33)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.16)		$(0.15)		$(0.14)	$(0.16)
From net realized gain on investments	—		—	—		—		—	(0.24)
Total distributions declared to shareholders	$—		$(0.15)	$(0.16)		$(0.15)		$(0.14)	$(0.40)
Net asset value, end of period (x)	$18.65		$16.84	$13.53		$15.03		$11.65	$9.82
Total return (%) (r)(s)(x)	10.75	(n)	25.66	(8.86)		30.40		20.00	(33.94)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	(a)	0.63	0.58		0.57		0.57	0.56
Expenses after expense reductions (f)(h)	0.61	(a)	0.63	0.58		0.57		0.57	0.56
Net investment income (loss) (l)	(0.28	)(a)	0.56	0.46		0.47		0.81	0.53
Portfolio turnover	2	(n)	9	11		11		10	23
Net assets at end of period (000 omitted)	$117,603		$106,825	$94,686		$108,592		$80,129	$68,324

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R3
Net asset value, beginning of period	$17.05		$13.69	$15.23	$11.80	$9.94	$15.71

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.12	$0.08	$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	1.85		3.42	(1.41)	3.51	1.90	(5.44)
Total from investment operations	$1.85		$3.54	$(1.33)	$3.61	$2.03	$(5.36)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.21)	$(0.18)	$(0.17)	$(0.17)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.18)	$(0.21)	$(0.18)	$(0.17)	$(0.41)
Net asset value, end of period (x)	$18.90		$17.05	$13.69	$15.23	$11.80	$9.94
Total return (%) (r)(s)(x)	10.85	(n)	26.03	(8.68)	30.72	20.33	(33.78)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.38	0.33	0.32	0.32	0.31
Expenses after expense reductions (f)(h)	0.36	(a)	0.38	0.33	0.32	0.32	0.31
Net investment income (loss) (l)	(0.04	)(a)	0.79	0.55	0.74	1.08	0.77
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$148,191		$128,498	$97,526	$69,810	$50,899	$41,092

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class R4
Net asset value, beginning of period	$17.22		$13.81	$15.35	$11.89	$10.00	$15.80

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.14	$0.13	$0.13	$0.16	$0.11
Net realized and unrealized gain (loss) on investments	1.88		3.49	(1.43)	3.54	1.92	(5.49)
Total from investment operations	$1.90		$3.63	$(1.30)	$3.67	$2.08	$(5.38)

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.18)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.22)	$(0.24)	$(0.21)	$(0.19)	$(0.42)
Net asset value, end of period (x)	$19.12		$17.22	$13.81	$15.35	$11.89	$10.00
Total return (%) (r)(s)(x)	11.03	(n)	26.47	(8.45)	31.01	20.73	(33.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.13	0.08	0.07	0.07	0.06
Expenses after expense reductions (f)(h)	0.11	(a)	0.13	0.08	0.07	0.07	0.06
Net investment income (l)	0.21	(a)	0.88	0.95	0.93	1.34	1.00
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$35,372		$26,339	$62,779	$69,880	$52,887	$45,153

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529A
Net asset value, beginning of period	$17.08		$13.72	$15.24	$11.81	$9.94	$15.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.12	$0.09	$0.08	$0.10	$0.06
Net realized and unrealized gain (loss) on investments	1.86		3.42	(1.42)	3.52	1.92	(5.44)
Total from investment operations	$1.85		$3.54	$(1.33)	$3.60	$2.02	$(5.38)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.17)	$(0.15)	$(0.15)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.18)	$(0.19)	$(0.17)	$(0.15)	$(0.39)
Net asset value, end of period (x)	$18.93		$17.08	$13.72	$15.24	$11.81	$9.94
Total return (%) (r)(s)(t)(x)	10.83	(n)	25.93	(8.69)	30.60	20.29	(33.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.48	0.43	0.42	0.42	0.49
Expenses after expense reductions (f)(h)	0.39	(a)	0.42	0.38	0.42	0.42	0.49
Net investment income (loss) (l)	(0.07	)(a)	0.75	0.65	0.61	0.81	0.60
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$105,992		$94,653	$73,786	$80,301	$61,720	$29,040

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529B
Net asset value, beginning of period	$16.72		$13.43	$14.89	$11.54	$9.73	$15.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$(0.00)	$(0.01)	$(0.02)	$0.03	$(0.01)
Net realized and unrealized gain (loss) on investments	1.82		3.34	(1.38)	3.43	1.85	(5.33)
Total from investment operations	$1.75		$3.34	$(1.39)	$3.41	$1.88	$(5.34)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.07)	$(0.06)	$(0.07)	$(0.10)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.05)	$(0.07)	$(0.06)	$(0.07)	$(0.34)
Net asset value, end of period (x)	$18.47		$16.72	$13.43	$14.89	$11.54	$9.73
Total return (%) (r)(s)(t)(x)	10.47	(n)	24.93	(9.34)	29.61	19.29	(34.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.23	1.18	1.17	1.17	1.16
Expenses after expense reductions (f)(h)	1.15	(a)	1.17	1.13	1.17	1.17	1.16
Net investment income (loss) (l)	(0.82	)(a)	(0.01)	(0.10)	(0.12)	0.23	(0.07)
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$9,145		$8,832	$8,519	$12,165	$11,954	$12,555

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/13 (unaudited)		Years ended 5/31
			2013	2012	2011	2010	2009
Class 529C
Net asset value, beginning of period	$16.60		$13.34	$14.82	$11.50	$9.71	$15.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$(0.00)	$(0.01)	$(0.02)	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments	1.80		3.33	(1.39)	3.43	1.86	(5.33)
Total from investment operations	$1.73		$3.33	$(1.40)	$3.41	$1.87	$(5.34)

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.08)	$(0.09)	$(0.08)	$(0.11)
From net realized gain on investments	—		—	—	—	—	(0.24)
Total distributions declared to shareholders	$—		$(0.07)	$(0.08)	$(0.09)	$(0.08)	$(0.35)
Net asset value, end of period (x)	$18.33		$16.60	$13.34	$14.82	$11.50	$9.71
Total return (%) (r)(s)(t)(x)	10.42	(n)	25.02	(9.42)	29.72	19.26	(34.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.22	1.18	1.17	1.17	1.16
Expenses after expense reductions (f)(h)	1.15	(a)	1.17	1.13	1.17	1.17	1.16
Net investment income (loss) (l)	(0.82	)(a)	(0.01)	(0.10)	(0.14)	0.07	(0.10)
Portfolio turnover	2	(n)	9	11	11	10	23
Net assets at end of period (000 omitted)	$31,527		$28,527	$22,437	$26,703	$20,162	$9,701
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing

Notes to Financial Statements (unaudited) – continued

service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$2,626,027,559	$—	$—	$2,626,027,559

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$5,501,674,859	$—	$—	$5,501,674,859

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$4,405,135,725	$44,292,881	$—	$4,449,428,606

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,457,804,989	$29,581,413	$—	$1,487,386,402

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, MFS Growth Allocation Fund’s and MFS Aggressive Growth Allocation Fund’s mutual funds amounting to $44,292,881 and $29,581,413, respectively, were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2013, is shown as a reduction of total expenses in the Statements of Operations for the MFS Aggressive Growth Allocation Fund. For the six months ended November 30, 2013, custody fees were not reduced for the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital

Notes to Financial Statements (unaudited) – continued

accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$44,254,399	$79,951,671	$47,000,330	$11,000,009

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/13	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,216,233,299	$4,346,431,813	$3,228,333,777	$938,806,783
Gross appreciation	$432,406,893	$1,199,750,716	$1,259,855,354	$557,937,219
Gross depreciation	(22,612,633)	(44,507,670)	(38,760,525)	(9,357,600)
Net unrealized appreciation (depreciation)	$409,794,260	$1,155,243,046	$1,221,094,829	$548,579,619

As of 5/31/13
Undistributed ordinary income	6,313,316	9,377,975	14,636,698	6,984,432
Capital loss carryforwards	(17,540,223)	(89,458,624)	(139,912,207)	(105,230,263)
Net unrealized appreciation (depreciation)	$337,696,097	$884,896,654	$913,093,423	$419,879,303

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31,2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2013, each fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
5/31/18	$(17,540,223)	$(89,458,624)	$(139,912,207)	$(104,280,373)
5/31/19	—	—	—	(949,890)
Total	$(17,540,223)	$(89,458,624)	$(139,912,207)	$(105,230,263)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to

Notes to Financial Statements (unaudited) – continued

Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/13	Year ended 5/31/13	Six months ended 11/30/13	Year ended 5/31/13	Six months ended 11/30/13	Year ended 5/31/13	Six months ended 11/30/13	Year ended 5/31/13
Class A	$9,338,040	$24,026,882	$14,779,967	$44,576,725	$—	$27,608,516	$—	$5,725,103
Class B	668,019	2,561,128	759,510	5,332,726	—	2,904,642	—	380,208
Class C	2,225,718	6,823,415	2,273,035	11,496,205	—	5,629,231	—	823,635
Class I	653,789	1,500,650	569,892	1,415,028	—	962,201	—	504,727
Class R1	99,737	399,476	94,790	792,658	—	439,628	—	64,656
Class R2	744,955	2,284,155	1,184,161	4,506,667	—	2,720,319	—	968,594
Class R3	1,286,091	3,218,606	2,037,121	6,178,204	—	3,072,366	—	1,237,772
Class R4	238,651	519,951	887,862	2,045,494	—	555,322	—	200,283
Class 529A	731,895	1,991,007	766,046	2,551,581	—	2,395,937	—	949,341
Class 529B	39,761	195,102	33,769	281,004	—	208,796	—	29,259
Class 529C	196,040	734,027	124,305	775,379	—	503,372	—	116,431
Total	$16,222,696	$44,254,399	$23,510,458	$79,951,671	$—	$47,000,330	$—	$11,000,009

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the six months ended November 30, 2013, the MFS Aggressive Growth Allocation Fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$716,130	$19,200
MFS Moderate Allocation Fund	2,206,204	34,595
MFS Growth Allocation Fund	1,779,785	65,873
MFS Aggressive Growth Allocation Fund	288,217	66,119

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,531,739
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	3,258,592
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	2,673,853
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	725,602

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$843,343
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,825,912
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,660,573
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	505,341

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$2,699,136
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	5,015,284
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,636,744
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,060,803

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$116,281
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	210,568
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	204,472
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	96,681

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$279,388
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	643,568
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	547,874
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	282,051

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$212,437
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	448,232
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	285,731
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	171,139

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$124,385
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	174,147
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	213,017
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.23%	123,873

Notes to Financial Statements (unaudited) – continued

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$55,681
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	92,357
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	122,055
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	45,055

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$254,835
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	302,736
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	295,249
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	147,411

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$6,117,225	$11,971,396	$9,639,568	$3,157,956

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2013, these rebates amounted to the following and are reflected as a reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$6,074	$12,383	$14,923	$10,028
Class B	50	472	1,234	347
Class C	199	401	661	421
Class R1	49	—	—	—
Class R3	—	5	—	—
Class 529A	3,369	8,970	11,311	7,568
Class 529B	405	565	1,139	191
Class 529C	1,856	1,819	1,065	1,129

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2013, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$5,254	$16,151	$1,888	$4,818
Class B	172,773	343,058	205,231	46,695
Class C	82,958	129,201	68,461	13,692
Class 529B	882	1,515	1,847	927
Class 529C	37	383	342	1,116

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until September 30, 2014, after which MFD may eliminate this waiver without a vote of the fund’s Board of

Notes to Financial Statements (unaudited) – continued

Trustees.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2013, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$49,754	$69,658	$85,207	$49,549
Class 529B	5,568	9,236	12,206	4,506
Class 529C	25,484	30,274	29,525	14,741
Total Program Manager Fees	$80,806	$109,168	$126,938	$68,796

For the six months ended November 30, 2013, MFD waived the following amount of program manager fees for each fund, which is reflected as a reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$24,877	$34,829	$42,603	$24,775
Class 529B	2,784	4,618	6,103	2,253
Class 529C	12,742	15,137	14,762	7,370
Total Program Manager Fee Waivers	$40,403	$54,584	$63,468	$34,398

The program manager fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2013, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2013 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0007%	0.0003%	0.0004%	0.0013%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2013, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC are included in “Miscellaneous” expense in the Statements of Operations and were as follows:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$6,705	$13,112	$10,585	$3,627

Notes to Financial Statements (unaudited) – continued

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,390	$4,710	$3,791	$1,287

The funds invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$145,874,270	$512,271,939	$350,987,792	$79,319,189
Sales	$39,200,474	$37,438,493	$34,260,151	$31,205,259

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/13		Year ended 5/31/13		Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	12,440,678	$175,646,114	33,657,879	$458,651,938	29,185,517	$456,861,643	57,401,191	$842,645,011
Class B	1,246,279	17,461,758	3,344,149	45,024,062	2,149,227	33,262,133	5,580,197	80,446,002
Class C	8,619,658	120,174,447	13,780,340	186,143,851	13,237,675	204,330,782	21,784,319	316,466,550
Class I	1,373,211	19,648,614	2,679,490	36,779,808	1,998,070	31,668,924	3,058,073	45,219,955
Class R1	237,277	3,227,572	665,968	8,763,353	440,420	6,664,327	1,204,306	16,903,365
Class R2	1,102,109	15,164,090	2,963,021	39,351,317	1,941,200	29,669,236	6,352,631	91,225,077
Class R3	2,400,885	33,641,811	4,613,975	62,993,906	5,383,072	83,975,277	8,873,207	131,483,977
Class R4	1,128,133	15,892,198	1,714,680	23,383,415	4,559,049	71,283,212	5,201,979	76,283,993
Class 529A	1,257,691	17,649,107	2,466,123	33,440,159	1,538,221	23,966,673	2,788,966	40,626,545
Class 529B	143,850	1,987,890	306,882	4,077,409	200,873	3,086,662	408,710	5,833,324
Class 529C	680,341	9,399,324	1,347,206	17,972,860	740,786	11,311,823	1,337,170	19,131,272
	30,630,112	$429,892,925	67,539,713	$916,582,078	61,374,110	$956,080,692	113,990,749	$1,666,265,071

Shares issued to shareholders in reinvestment of distributions
Class A	651,106	$9,055,728	1,709,358	$23,006,094	923,853	$14,173,063	2,948,169	$42,366,112
Class B	46,108	637,060	180,964	2,417,895	48,168	727,062	355,171	5,045,379
Class C	144,925	1,988,019	441,367	5,862,830	129,996	1,954,792	670,488	9,494,195
Class I	38,454	538,803	94,360	1,279,832	28,128	437,465	65,517	954,729
Class R1	7,410	99,737	30,674	399,476	6,421	94,790	57,219	792,554
Class R2	50,659	686,781	160,711	2,107,012	75,054	1,128,942	306,605	4,322,056
Class R3	93,131	1,286,091	241,102	3,218,606	133,647	2,037,121	433,556	6,178,149
Class R4	17,099	238,442	39,130	519,951	57,569	885,451	144,086	2,043,360
Class 529A	52,820	731,118	148,756	1,990,385	50,136	765,841	178,456	2,551,248
Class 529B	2,920	39,760	14,825	195,018	2,261	33,769	19,973	281,004
Class 529C	14,402	195,884	55,768	733,862	8,350	124,305	55,262	775,320
	1,119,034	$15,497,423	3,117,015	$41,730,961	1,463,583	$22,362,601	5,234,502	$74,804,106

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/13		Year ended 5/31/13		Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,567,004)	$(149,030,549)	(16,638,174)	$(227,263,292)	(13,129,291)	$(205,728,660)	(23,624,089)	$(346,092,831)
Class B	(1,299,979)	(18,241,080)	(2,737,544)	(37,117,569)	(2,515,424)	(38,976,994)	(6,487,526)	(93,944,651)
Class C	(4,203,008)	(58,515,674)	(5,453,601)	(73,433,312)	(4,722,721)	(72,909,592)	(7,708,965)	(111,252,764)
Class I	(805,045)	(11,481,820)	(1,336,300)	(18,465,822)	(953,016)	(15,089,422)	(1,575,028)	(23,134,568)
Class R1	(273,479)	(3,723,302)	(802,227)	(10,631,670)	(383,108)	(5,774,956)	(2,002,836)	(28,626,430)
Class R2	(1,644,246)	(22,658,611)	(2,733,079)	(36,254,707)	(1,632,102)	(25,112,470)	(4,763,052)	(68,541,980)
Class R3	(1,409,961)	(19,814,373)	(2,710,487)	(36,790,420)	(3,309,304)	(51,600,816)	(5,581,598)	(80,792,395)
Class R4	(402,120)	(5,691,752)	(2,778,785)	(36,345,520)	(1,249,723)	(19,614,429)	(8,107,056)	(111,536,091)
Class 529A	(1,057,579)	(14,832,151)	(1,761,457)	(23,809,492)	(1,071,450)	(16,705,082)	(1,804,813)	(26,171,326)
Class 529B	(227,710)	(3,141,759)	(504,037)	(6,721,022)	(244,027)	(3,739,904)	(600,439)	(8,583,185)
Class 529C	(561,773)	(7,743,951)	(1,033,346)	(13,795,663)	(500,703)	(7,639,884)	(846,184)	(12,122,901)
	(22,451,904)	$(314,875,022)	(38,489,037)	$(520,628,489)	(29,710,869)	$(462,892,209)	(63,101,586)	$(910,799,122)

Net change
Class A	2,524,780	$35,671,293	18,729,063	$254,394,740	16,980,079	$265,306,046	36,725,271	$538,918,292
Class B	(7,592)	(142,262)	787,569	10,324,388	(318,029)	(4,987,799)	(552,158)	(8,453,270)
Class C	4,561,575	63,646,792	8,768,106	118,573,369	8,644,950	133,375,982	14,745,842	214,707,981
Class I	606,620	8,705,597	1,437,550	19,593,818	1,073,182	17,016,967	1,548,562	23,040,116
Class R1	(28,792)	(395,993)	(105,585)	(1,468,841)	63,733	984,161	(741,311)	(10,930,511)
Class R2	(491,478)	(6,807,740)	390,653	5,203,622	384,152	5,685,708	1,896,184	27,005,153
Class R3	1,084,055	15,113,529	2,144,590	29,422,092	2,207,415	34,411,582	3,725,165	56,869,731
Class R4	743,112	10,438,888	(1,024,975)	(12,442,154)	3,366,895	52,554,234	(2,760,991)	(33,208,738)
Class 529A	252,932	3,548,074	853,422	11,621,052	516,907	8,027,432	1,162,609	17,006,467
Class 529B	(80,940)	(1,114,109)	(182,330)	(2,448,595)	(40,893)	(619,473)	(171,756)	(2,468,857)
Class 529C	132,970	1,851,257	369,628	4,911,059	248,433	3,796,244	546,248	7,783,691
	9,297,242	$130,515,326	32,167,691	$437,684,550	33,126,824	$515,551,084	56,123,665	$830,270,055

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/13		Year ended 5/31/13		Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	20,393,094	$345,738,432	36,350,019	$559,678,140	4,061,819	$72,921,609	7,098,510	$112,624,675
Class B	1,257,695	21,009,775	3,196,536	47,804,607	292,823	5,154,994	689,713	10,575,899
Class C	7,402,473	123,225,334	11,010,601	167,632,985	1,633,820	28,668,143	2,415,339	37,660,815
Class I	1,021,827	17,447,527	1,994,786	31,111,217	313,586	5,712,257	1,049,075	16,623,528
Class R1	288,048	4,755,297	989,991	14,280,861	80,043	1,365,877	157,037	2,374,490
Class R2	1,313,578	21,720,492	3,441,696	51,650,807	659,938	11,506,383	1,478,842	22,586,148
Class R3	2,405,423	40,673,194	4,448,028	68,430,281	980,968	17,530,958	2,577,432	41,339,757
Class R4	2,570,472	43,074,334	2,948,620	45,532,142	535,552	9,652,217	1,196,780	19,005,846
Class 529A	1,218,015	20,490,412	2,586,824	39,330,830	596,330	10,684,162	1,308,565	20,406,150
Class 529B	112,228	1,855,173	279,128	4,146,019	43,418	748,644	113,206	1,712,120
Class 529C	515,974	8,468,306	848,638	12,648,961	228,620	3,965,363	397,897	6,034,880
	38,498,827	$648,458,276	68,094,867	$1,042,246,850	9,426,917	$167,910,607	18,482,396	$290,944,308

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/13		Year ended 5/31/13		Six months ended 11/30/13		Year ended 5/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,765,296	$26,567,701	—	$—	355,856	$5,473,061
Class B	—	—	187,435	2,798,421	—	—	23,920	363,099
Class C	—	—	320,710	4,759,318	—	—	46,353	699,931
Class I	—	—	53,665	812,482	—	—	28,580	444,991
Class R1	—	—	30,236	439,628	—	—	4,350	64,647
Class R2	—	—	180,773	2,668,206	—	—	63,688	961,053
Class R3	—	—	205,785	3,072,366	—	—	81,112	1,237,772
Class R4	—	—	36,817	552,987	—	—	13,003	200,246
Class 529A	—	—	160,226	2,395,376	—	—	62,158	949,341
Class 529B	—	—	14,124	208,756	—	—	1,947	29,242
Class 529C	—	—	34,289	503,363	—	—	7,809	116,427
	—	$—	2,989,356	$44,778,604	—	$—	688,776	$10,539,810

Shares reacquired
Class A	(8,059,747)	$(136,601,843)	(18,366,374)	$(281,131,542)	(2,193,986)	$(39,205,694)	(7,449,935)	$(117,996,848)
Class B	(2,208,560)	(36,914,228)	(6,758,758)	(102,009,034)	(739,108)	(13,034,514)	(2,142,334)	(33,026,254)
Class C	(2,695,039)	(44,898,044)	(5,831,362)	(87,606,088)	(762,907)	(13,385,362)	(1,806,149)	(27,685,900)
Class I	(577,491)	(9,881,449)	(1,006,424)	(15,534,690)	(273,644)	(5,040,475)	(617,292)	(9,285,454)
Class R1	(235,950)	(3,847,557)	(1,419,778)	(20,900,931)	(121,382)	(2,084,183)	(545,750)	(8,088,650)
Class R2	(1,356,669)	(22,693,592)	(3,571,986)	(53,418,027)	(697,056)	(12,316,023)	(2,197,789)	(33,721,733)
Class R3	(1,373,618)	(23,304,371)	(3,191,141)	(48,580,000)	(678,391)	(12,112,242)	(2,243,716)	(34,845,368)
Class R4	(484,417)	(8,215,419)	(4,081,709)	(57,461,154)	(214,833)	(3,848,558)	(4,224,616)	(59,544,555)
Class 529A	(1,227,513)	(20,669,591)	(1,984,139)	(30,094,781)	(540,238)	(9,646,737)	(1,207,484)	(18,662,446)
Class 529B	(310,983)	(5,140,739)	(736,860)	(10,971,778)	(76,360)	(1,330,213)	(221,582)	(3,342,593)
Class 529C	(501,857)	(8,262,801)	(810,013)	(12,045,902)	(227,692)	(3,926,932)	(368,852)	(5,526,745)
	(19,031,844)	$(320,429,634)	(47,758,544)	$(719,753,927)	(6,525,597)	$(115,930,933)	(23,025,499)	$(351,726,546)

Net change
Class A	12,333,347	$209,136,589	19,748,941	$305,114,299	1,867,833	$33,715,915	4,431	$100,888
Class B	(950,865)	(15,904,453)	(3,374,787)	(51,406,006)	(446,285)	(7,879,520)	(1,428,701)	(22,087,256)
Class C	4,707,434	78,327,290	5,499,949	84,786,215	870,913	15,282,781	655,543	10,674,846
Class I	444,336	7,566,078	1,042,027	16,389,009	39,942	671,782	460,363	7,783,065
Class R1	52,098	907,740	(399,551)	(6,180,442)	(41,339)	(718,306)	(384,363)	(5,649,513)
Class R2	(43,091)	(973,100)	50,483	900,986	(37,118)	(809,640)	(655,259)	(10,174,532)
Class R3	1,031,805	17,368,823	1,462,672	22,922,647	302,577	5,418,716	414,828	7,732,161
Class R4	2,086,055	34,858,915	(1,096,272)	(11,376,025)	320,719	5,803,659	(3,014,833)	(40,338,463)
Class 529A	(9,498)	(179,179)	762,911	11,631,425	56,092	1,037,425	163,239	2,693,045
Class 529B	(198,755)	(3,285,566)	(443,608)	(6,617,003)	(32,942)	(581,569)	(106,429)	(1,601,231)
Class 529C	14,117	205,505	72,914	1,106,422	928	38,431	36,854	624,562
	19,466,983	$328,028,642	23,325,679	$367,271,527	2,901,320	$51,979,674	(3,854,327)	$(50,242,428)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended November 30, 2013, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$5,723	$10,929	$8,856	$3,066
Interest Expense	$—	$—	$—	$—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,977,526	402,152	(13,612)	5,366,066
MFS Commodity Strategy Fund	2,705,567	393,928	(24,380)	3,075,115
MFS Emerging Markets Debt Fund	4,560,787	754,377	(8,542)	5,306,622
MFS Global Bond Fund	11,959,691	1,749,076	(29,357)	13,679,410
MFS Global Real Estate Fund	1,513,487	219,685	(16,479)	1,716,693
MFS Government Securities Fund	23,623,837	2,270,969	(15,620)	25,879,186
MFS Growth Fund	2,575,177	538	(127,668)	2,448,047
MFS High Income Fund	33,374,460	3,044,601	(46,699)	36,372,362
MFS Inflation-Adjusted Bond Fund	21,763,313	2,980,905	(4,930)	24,739,288
MFS Institutional Money Market Portfolio	26	33,792,861	(33,792,875)	12
MFS International Growth Fund	1,815,157	75,920	(27,372)	1,863,705
MFS International Value Fund	1,565,246	25,118	(38,935)	1,551,429
MFS Limited Maturity Fund	39,902,912	3,062,170	(123,067)	42,842,015
MFS Mid Cap Growth Fund	8,398,151	—	(457,413)	7,940,738
MFS Mid Cap Value Fund	5,537,758	506	(258,414)	5,279,850
MFS New Discovery Fund	960,576	877	(74,478)	886,975
MFS New Discovery Value Fund	2,079,945	—	(145,651)	1,934,294
MFS Research Bond Fund	37,464,728	3,698,754	(5,026)	41,158,456
MFS Research Fund	4,517,370	16,405	(144,960)	4,388,815
MFS Research International Fund	5,887,856	183,490	(181,543)	5,889,803
MFS Value Fund	4,966,507	75,409	(150,884)	4,891,032

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,989)	$—	$259,678	$51,997,179
MFS Commodity Strategy Fund	(77,565)	—	—	25,892,465
MFS Emerging Markets Debt Fund	(13,972)	—	1,844,426	77,476,679
MFS Global Bond Fund	(39,767)	—	2,377,186	128,586,451
MFS Global Real Estate Fund	(14,192)	—	198,776	25,681,723
MFS Government Securities Fund	(7,874)	—	3,085,604	259,309,442
MFS Growth Fund	1,204,041	—	—	163,602,980
MFS High Income Fund	(6,094)	—	3,782,575	130,576,780
MFS Inflation-Adjusted Bond Fund	(5,719)	—	1,839,389	258,278,172
MFS Institutional Money Market Portfolio	—	—	176	12
MFS International Growth Fund	25,445	—	—	52,500,556
MFS International Value Fund	91,058	—	—	53,136,432
MFS Limited Maturity Fund	(41,614)	—	2,318,214	259,622,611
MFS Mid Cap Growth Fund	943,904	—	—	107,835,220
MFS Mid Cap Value Fund	1,051,715	—	—	107,339,353
MFS New Discovery Fund	397,389	—	—	26,564,905
MFS New Discovery Value Fund	285,429	—	—	27,273,543
MFS Research Bond Fund	(2,307)	191,547	6,773,918	442,041,823
MFS Research Fund	599,016	—	—	161,157,287
MFS Research International Fund	184,815	—	—	105,309,683
MFS Value Fund	501,383	—	1,419,528	161,844,263
	$5,069,102	$191,547	$23,899,470	$2,626,027,559

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,845,854	812,852	(10,112)	5,648,594
MFS Commodity Strategy Fund	15,824,936	3,819,995	(70,524)	19,574,407
MFS Emerging Markets Debt Fund	8,924,268	2,343,373	(35,752)	11,231,889
MFS Global Bond Fund	23,469,681	5,558,500	(24,764)	29,003,417
MFS Global Real Estate Fund	5,944,369	1,385,728	(68,788)	7,261,309
MFS Government Securities Fund	46,093,230	8,581,415	(123,673)	54,550,972
MFS Growth Fund	6,616,297	130,460	(101,078)	6,645,679
MFS High Income Fund	65,027,071	11,737,854	(324,214)	76,440,711
MFS Inflation-Adjusted Bond Fund	21,319,715	4,838,144	(34,752)	26,123,107
MFS Institutional Money Market Portfolio	23	109,859,859	(107,798,128)	2,061,754
MFS International Growth Fund	5,293,918	583,506	(29,000)	5,848,424
MFS International New Discovery Fund	1,752,713	161,239	(8,153)	1,905,799
MFS International Value Fund	4,573,539	264,586	(28,869)	4,809,256
MFS Mid Cap Growth Fund	28,304,859	449,878	(239,130)	28,515,607
MFS Mid Cap Value Fund	18,669,120	479,379	(235,606)	18,912,893
MFS New Discovery Fund	2,779,197	65,697	(79,757)	2,765,137
MFS New Discovery Value Fund	6,011,313	26,544	(125,595)	5,912,262
MFS Research Bond Fund	51,598,869	9,734,876	(149,395)	61,184,350
MFS Research Fund	11,602,303	559,313	(89,985)	12,071,631
MFS Research International Fund	17,197,448	1,329,413	(101,380)	18,425,481
MFS Value Fund	12,757,612	862,575	(181,360)	13,438,827

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,387)	$—	$265,641	$54,734,880
MFS Commodity Strategy Fund	(141,461)	—	—	164,816,508
MFS Emerging Markets Debt Fund	124,766	—	3,759,378	163,985,576
MFS Global Bond Fund	46,380	—	4,851,974	272,632,119
MFS Global Real Estate Fund	147,960	—	816,281	108,629,177
MFS Government Securities Fund	55,256	—	6,295,224	546,600,743
MFS Growth Fund	2,614,967	—	—	444,130,747
MFS High Income Fund	423,144	—	7,679,606	274,422,152
MFS Inflation-Adjusted Bond Fund	33,328	—	1,884,448	272,725,237
MFS Institutional Money Market Portfolio	—	—	563	2,061,754
MFS International Growth Fund	189,050	—	—	164,750,116
MFS International New Discovery Fund	66,020	—	—	55,020,413
MFS International Value Fund	467,979	—	—	164,717,029
MFS Mid Cap Growth Fund	616,827	—	—	387,241,948
MFS Mid Cap Value Fund	1,852,506	—	—	384,499,124
MFS New Discovery Fund	441,793	—	—	82,815,864
MFS New Discovery Value Fund	291,712	—	—	83,362,890
MFS Research Bond Fund	279,436	284,721	9,746,775	657,119,919
MFS Research Fund	1,293,996	—	—	443,270,279
MFS Research International Fund	219,397	—	—	329,447,592
MFS Value Fund	2,738,031	—	3,742,837	444,690,792
	$11,757,700	$284,721	$39,042,727	$5,501,674,859

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	3,911,248	662,894	(12,563)	4,561,579
MFS Commodity Strategy Fund	17,032,065	4,253,192	(206,705)	21,078,552
MFS Emerging Markets Debt Fund	7,202,273	1,895,804	(52,869)	9,045,208
MFS Emerging Markets Equity Fund	1,145,524	252,746	(33,312)	1,364,958
MFS Global Bond Fund	15,162,203	3,589,716	(74,165)	18,677,754
MFS Global Real Estate Fund	7,209,541	1,628,848	(98,553)	8,739,836
MFS Growth Fund	7,295,432	155,961	(59,446)	7,391,947
MFS High Income Fund	52,481,322	9,584,776	(323,214)	61,742,884
MFS Inflation-Adjusted Bond Fund	17,211,552	3,896,797	(35,324)	21,073,025
MFS Institutional Money Market Portfolio	33	57,130,236	(57,130,248)	21
MFS International Growth Fund	7,121,404	766,934	(22,611)	7,865,727
MFS International New Discovery Fund	2,829,037	253,644	(7,879)	3,074,802
MFS International Value Fund	6,160,355	340,553	(23,362)	6,477,546
MFS Mid Cap Growth Fund	29,237,065	606,115	(195,254)	29,647,926
MFS Mid Cap Value Fund	19,297,556	621,311	(235,334)	19,683,533
MFS New Discovery Fund	2,978,273	81,603	(82,034)	2,977,842
MFS New Discovery Value Fund	6,436,932	70,162	(133,058)	6,374,036
MFS Research Bond Fund	10,413,310	1,981,257	(46,050)	12,348,517
MFS Research Fund	9,319,036	506,670	(66,305)	9,759,401
MFS Research International Fund	16,195,438	1,242,246	(95,384)	17,342,300
MFS Value Fund	14,108,195	1,017,463	(187,802)	14,937,856

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$450	$—	$214,961	$44,201,699
MFS Commodity Strategy Fund	68,206	—	—	177,481,407
MFS Emerging Markets Debt Fund	191,927	—	3,032,771	132,060,033
MFS Emerging Markets Equity Fund	560,047	—	—	44,292,881
MFS Global Bond Fund	140,194	—	3,132,587	175,570,884
MFS Global Real Estate Fund	517,696	—	985,420	130,747,953
MFS Growth Fund	2,099,382	—	—	494,003,801
MFS High Income Fund	395,643	—	6,207,828	221,656,953
MFS Inflation-Adjusted Bond Fund	42,580	—	1,522,184	220,002,378
MFS Institutional Money Market Portfolio	—	—	245	21
MFS International Growth Fund	337,358	—	—	221,577,535
MFS International New Discovery Fund	134,207	—	—	88,769,526
MFS International Value Fund	443,160	—	—	221,855,941
MFS Mid Cap Growth Fund	1,463,892	—	—	402,618,831
MFS Mid Cap Value Fund	2,945,440	—	—	400,166,227
MFS New Discovery Fund	1,452,512	—	—	89,186,380
MFS New Discovery Value Fund	586,253	—	—	89,873,907
MFS Research Bond Fund	94,721	57,477	1,969,327	132,623,069
MFS Research Fund	1,416,150	—	—	358,365,202
MFS Research International Fund	803,426	—	—	310,080,332
MFS Value Fund	3,334,210	—	4,148,345	494,293,646
	$17,027,454	$57,477	$21,213,668	$4,449,428,606

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	7,268,356	1,711,928	(188,206)	8,792,078
MFS Emerging Markets Equity Fund	779,537	161,072	(29,009)	911,600
MFS Global Real Estate Fund	4,039,061	934,659	(99,259)	4,874,461
MFS Growth Fund	2,956,978	18,784	(66,015)	2,909,747
MFS Institutional Money Market Portfolio	807,417	44,654,712	(44,359,192)	1,102,937
MFS International Growth Fund	3,885,087	352,512	(36,303)	4,201,296
MFS International New Discovery Fund	1,931,625	141,169	(20,180)	2,052,614
MFS International Value Fund	3,347,007	138,452	(24,768)	3,460,691
MFS Mid Cap Growth Fund	11,136,011	144,634	(303,899)	10,976,746
MFS Mid Cap Value Fund	7,329,072	183,854	(220,384)	7,292,542
MFS New Discovery Fund	1,262,409	43,400	(64,904)	1,240,905
MFS New Discovery Value Fund	2,742,994	36,864	(124,103)	2,655,755
MFS Research Fund	3,590,283	148,384	(79,354)	3,659,313
MFS Research International Fund	6,294,780	412,991	(90,504)	6,617,267
MFS Value Fund	5,710,124	330,338	(161,504)	5,878,958

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$59,527	$—	$—	$74,029,299
MFS Emerging Markets Equity Fund	483,288	—	—	29,581,413
MFS Global Real Estate Fund	512,898	—	551,096	72,921,940
MFS Growth Fund	2,083,258	—	—	194,458,365
MFS Institutional Money Market Portfolio	—	—	499	1,102,937
MFS International Growth Fund	533,617	—	—	118,350,511
MFS International New Discovery Fund	332,327	—	—	59,258,970
MFS International Value Fund	463,742	—	—	118,528,682
MFS Mid Cap Growth Fund	2,255,249	—	—	149,064,207
MFS Mid Cap Value Fund	2,338,115	—	—	148,257,373
MFS New Discovery Fund	1,060,103	—	—	37,165,114
MFS New Discovery Value Fund	378,616	—	—	37,446,151
MFS Research Fund	1,615,971	—	—	134,369,986
MFS Research International Fund	644,500	—	—	118,316,733
MFS Value Fund	2,428,662	—	1,660,800	194,534,721
	$15,189,873	$—	$2,212,395	$1,487,386,402

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Asset Allocation Funds

MFS Conservative Allocation Fund

MFS Moderate Allocation Fund

MFS Growth Allocation Fund

MFS Aggressive Growth Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

MFS Moderate Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return

Board Review of Investment Advisory Agreement – continued

performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe.

MFS Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

MFS Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for MFS Aggressive Growth Allocation Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was lower than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the

Board Review of Investment Advisory Agreement – continued

presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2013

MFS® ABSOLUTE RETURN FUND

ART-SEM

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy continues to grow at a modest pace. U.S. job growth has picked up in recent months, and gross domestic product growth has accelerated each quarter.

The U.K. and eurozone economies are expanding again. China’s economy has regained traction, while Japan’s government and central bank have revived a once-struggling economy.

However, challenges still exist. The eurozone recovery remains uneven, with France at risk of sliding back into recession, and unemployment rates among the region’s northern countries differ substantially with rates in the south. China faces risks in its pursuit of greater domestic consumption. Japan is bracing itself for the national sales tax increase in April. The U.S. Federal Reserve remains a key focus for investors. As the nation’s economy improves, there are rising expectations that the Fed may start to shift away from its accommodative monetary policy.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	48.1%	4.6%	52.7%
	Europe ex-U.K.	19.9%	(3.9)%	16.0%
	Asia/Pacific ex-Japan	3.9%	4.5%	8.4%
	North America ex-U.S.	5.0%	(0.2)%	4.8%
	United Kingdom	4.8%	(1.5)%	3.3%
	Emerging Markets	2.7%	0.0%	2.7%
	Supranational	1.0%	0.0%	1.0%
	Developed - Middle East/Africa	0.2%	0.0%	0.2%
	Japan	2.3%	(7.9)%	(5.6)%
Equity	Emerging Markets	0.0%	5.1%	5.1%
	Europe ex-U.K.	0.0%	4.8%	4.8%
	Japan	0.0%	2.0%	2.0%
	United Kingdom	0.0%	(0.3)%	(0.3)%
	North America ex-U.S.	0.0%	(0.8)%	(0.8)%
	U.S. Large Cap	0.0%	(0.8)%	(0.8)%
	U.S. Small/Mid Cap	0.0%	(1.5)%	(1.5)%
	Asia/Pacific ex-Japan	0.0%	(3.4)%	(3.4)%
Real Estate-related	U.S.	1.4%	0.0%	1.4%
Cash	Cash & Equivalents (d)	8.0%	0.8%	8.8%
	Derivative Offsets (e)	1.9%	(0.7)%	1.2%

2

Portfolio Composition – continued

Top ten holdings (c)
U.S. Treasury Note 10 yr Future MAR 2014	4.6%
Govt of Australia Bond 10 yr Future DEC 2013	4.5%
Hang Seng China Enterprise Index Future DEC 2013	2.7%
IBEX Index Future DEC 2013	2.5%
Nikkei 225 Index Future DEC 2013	2.0%
DAX Index Future DEC 2013	1.8%
Gilt Bond 10 yr Future MAR 2014	(1.5)%
U.S. Treasury Note 5 yr Future MAR 2014	(1.9)%
Euro-Bond 10 yr Future DEC 2013	(3.9)%
Govt of Japan Bond 10 yr Future DEC 2013	(7.8)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 11/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2013 through November 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2013 through November 30, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period (p) 6/01/13-11/30/13
A	Actual	1.14%	$1,000.00	$998.63	$5.71
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
B	Actual	1.90%	$1,000.00	$994.18	$9.50
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
C	Actual	1.90%	$1,000.00	$994.37	$9.50
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
I	Actual	0.90%	$1,000.00	$999.87	$4.51
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
R1	Actual	1.90%	$1,000.00	$995.18	$9.50
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
R2	Actual	1.40%	$1,000.00	$997.35	$7.01
	Hypothetical (h)	1.40%	$1,000.00	$1,018.05	$7.08
R3	Actual	1.15%	$1,000.00	$998.61	$5.76
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
R4	Actual	0.90%	$1,000.00	$999.87	$4.51
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
R5	Actual	0.86%	$1,000.00	$1,001.12	$4.31
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period and hypothetical expenses paid during the period would have been approximately 0.85%, $4.26 and $4.31 for Class R5. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.8%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 12.5%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 2016	$560,000	$560,721
Anthracite Ltd., “A”, CDO, FRN, 0.526%, 2019 (n)	12,289	12,251
ARI Fleet Lease Trust, “A”, FRN, 0.717%, 2020 (n)	302,118	302,732
ARI Fleet Lease Trust, “A”, FRN, 0.467%, 2021 (n)	413,492	412,981
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.546%, 2016	600,000	600,000
Cent CDO XI Ltd., “A1”, FRN, 0.498%, 2019 (n)	418,676	413,081
Chesapeake Funding LLC, “A”, FRN, 0.918%, 2023 (n)	434,690	435,723
Chesapeake Funding LLC, “A”, FRN, 0.618%, 2025 (n)	800,000	797,966
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 2016 (z)	720,000	720,477
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	430,000	474,676
CNH Equipment Trust, “A2”, 0.45%, 2016	297,572	297,597
CNH Equipment Trust, “A2”, 0.63%, 2017	480,000	480,695
CNH Wholesale Master Note Trust, “A”, FRN, 0.767%, 2019 (n)	772,000	772,000
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (n)	250,000	252,036
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	317,771	351,178
CWCapital Cobalt Ltd., “A4”, FRN, 5.963%, 2046	352,723	394,287
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 2016	480,000	480,182
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	245,898	245,883
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.517%, 2016	490,000	490,205
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (n)	500,000	500,698
GE Equipment Transportation LLC, “A2”, 0.47%, 2015	213,786	213,763
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 2016	858,000	858,370
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.716%, 2027 (n)	1,070,000	1,070,000
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	740,000	739,408
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	740,000	740,999
Hyundai Auto Lease Securitization Trust, “A2” , 0.51%, 2015 (n)	410,257	410,378
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 2016 (n)	750,000	751,173
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	6,236	6,238
John Deere Owner Trust, “A2”, 0.55%, 2016	250,000	250,175
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	438,000	485,019
Kingsland III Ltd., “A1”, CDO, FRN, 0.453%, 2021 (n)	339,519	335,895
Mercedes Benz Master Owner Trust, FRN, 0.437%, 2016 (n)	1,000,000	999,902
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 2015	850,000	849,980

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.438%, 2016	$960,000	$960,109
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.468%, 2018	760,000	759,321
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	116,553	116,540
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 2016 (n)	550,000	550,149
Race Point CLO Ltd., “A1A”, FRN, 0.442%, 2021 (n)	579,722	572,605
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	23,185	23,189
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	186,162	186,192
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	213,790	213,781
Smart Trust, “A2B”, FRN, 0.719%, 2014 (n)	14,081	14,083
Smart Trust, “A2B”, FRN, 0.499%, 2015 (n)	240,469	240,519
Smart Trust, “A2B”, FRN, 0.417%, 2015	400,000	399,289
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,450,000	1,449,529
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.123%, 2051	395,109	400,960

		$22,592,935
Automotive - 4.0%
American Honda Finance Corp., 1.6%, 2018 (n)	$229,000	$227,453
American Honda Finance Corp., 1.85%, 2014 (n)	620,000	627,352
American Honda Finance Corp., FRN, 0.462%, 2014 (n)	200,000	200,422
American Honda Finance Corp., FRN, 0.612%, 2016 (n)	200,000	200,237
American Honda Finance Corp., FRN, 0.744%, 2016	200,000	200,563
Daimler Finance North America LLC, FRN, 0.843%, 2015 (n)	700,000	702,629
Daimler Finance North America LLC, FRN, 0.858%, 2014 (n)	700,000	700,907
Daimler Finance North America LLC, FRN, 0.922%, 2016 (n)	160,000	160,344
Ford Motor Credit Co. LLC, 4.207%, 2016	200,000	214,350
Harley-Davidson Financial Services, 3.875%, 2016 (n)	420,000	445,368
Hyundai Capital America, 1.625%, 2015 (n)	700,000	704,112
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	312,674
Nissan Motor Acceptance Corp., FRN, 0.95%, 2016 (n)	420,000	420,605
RCI Banque S.A., FRN, 2.116%, 2014 (n)	430,000	430,657
Toyota Motor Credit Corp., 1.25%, 2014	260,000	262,462
Toyota Motor Credit Corp., 3.2%, 2015	125,000	130,220
Volkswagen International Finance N.V., 1.125%, 2016 (n)	310,000	310,565
Volkswagen International Finance N.V., FRN, 1%, 2014 (n)	600,000	601,169
Volkswagen International Finance N.V., FRN, 0.837%, 2014 (n)	450,000	451,977

		$7,304,066
Banks & Diversified Financials (Covered Bonds) - 1.6%
Australia & New Zealand Banking Group, FRN, 0.853%, 2015 (n)	$250,000	$251,695
Commonwealth Bank of Australia, 0.75%, 2016 (n)	710,000	711,136
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	600,000	598,800

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Banks & Diversified Financials (Covered Bonds) - continued
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	$500,000	$513,850
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	401,920
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	417,200

		$2,894,601
Broadcasting - 0.2%
WPP Finance, 8%, 2014	$375,000	$395,612

Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 2014	$125,000	$128,930
BlackRock, Inc., 1.375%, 2015	500,000	507,180
Franklin Resources, Inc., 1.375%, 2017	97,000	96,176

		$732,286
Cable TV - 0.9%
Comcast Corp., 5.3%, 2014	$125,000	$125,642
DIRECTV Holdings LLC, 4.75%, 2014	425,000	439,244
DIRECTV Holdings LLC, 2.4%, 2017	120,000	122,717
NBCUniversal Enterprise Co., FRN, 0.781%, 2016 (n)	500,000	502,796
NBCUniversal Media LLC, 2.1%, 2014	400,000	402,184

		$1,592,583
Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$100,000	$102,093

Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$437,386

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.492%, 2018	$500,000	$498,937

Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 2017	$97,000	$97,477
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	660,000	683,962
General Electric Co., 0.85%, 2015	200,000	201,107
Pentair Finance S.A., 1.35%, 2015	600,000	603,912
United Technologies Corp., FRN, 0.739%, 2015	240,000	241,607

		$1,828,065
Consumer Products - 1.1%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	$290,000	$292,236
Mattel, Inc., 1.7%, 2018	139,000	137,424
Newell Rubbermaid, Inc., 2%, 2015	400,000	405,886
Newell Rubbermaid, Inc., 2.05%, 2017	236,000	235,395

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - continued
Procter & Gamble Co., 0.75%, 2016	$650,000	$650,894
Reckitt Benckiser PLC, 2.125%, 2018 (n)	210,000	211,698

		$1,933,533
Consumer Services - 0.7%
eBay, Inc., 1.35%, 2017	$264,000	$264,954
Experian Finance PLC, 2.375%, 2017 (n)	249,000	248,477
Western Union Co., 2.375%, 2015	200,000	205,119
Western Union Co., FRN, 1.239%, 2015	560,000	562,404

		$1,280,954
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$428,938

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$141,000	$143,377

Electronics - 0.8%
Applied Materials, Inc., 2.65%, 2016	$400,000	$416,530
Intel Corp., 1.35%, 2017	581,000	580,152
Tyco Electronics Group S.A., 1.6%, 2015	270,000	272,533
Tyco Electronics Group S.A., 2.375%, 2018	155,000	155,056

		$1,424,271
Emerging Market Quasi-Sovereign - 1.4%
CNOOC Finance (2013) Ltd., 1.125%, 2016	$400,000	$398,880
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	425,000	438,601
Korea Development Bank, 1%, 2016	410,000	406,406
Korea Gas Corp., 2.25%, 2017 (n)	260,000	261,473
Petrobras International Finance Co., 3.875%, 2016	390,000	403,102
Rosneft, 3.149%, 2017 (n)	222,000	224,220
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	319,000	314,164

		$2,446,846
Emerging Market Sovereign - 0.4%
Russian Federation, 3.25%, 2017 (n)	$400,000	$418,000
State of Qatar, 5.15%, 2014 (n)	300,000	304,230

		$722,230
Energy - Independent - 0.7%
Encana Corp., 5.9%, 2017	$360,000	$413,497
Encana Holdings Finance Corp., 5.8%, 2014	440,000	449,281
Hess Corp., 7%, 2014	400,000	404,783
Petrohawk Energy Corp., 7.25%, 2018	45,000	48,713

		$1,316,274

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 2.6%
BG Energy Capital PLC, 2.875%, 2016 (n)	$550,000	$576,137
BP Capital Markets PLC, 3.125%, 2015	450,000	471,023
BP Capital Markets PLC, 0.7%, 2015	297,000	298,144
Chevron Corp., 0.889%, 2016	210,000	211,045
Chevron Corp., 1.104%, 2017	314,000	311,275
Husky Energy, Inc., 5.9%, 2014	400,000	411,090
Petro-Canada Financial Partnership, 5%, 2014	420,000	437,043
Shell International Finance B.V., 1.125%, 2017	600,000	597,775
Shell International Finance B.V., FRN, 0.451%, 2016	630,000	630,004
Total Capital Canada Ltd., FRN, 0.624%, 2016	180,000	180,999
Total Capital International S.A., 1.5%, 2017	500,000	505,550
TOTAL S.A., 3%, 2015	125,000	129,899

		$4,759,984
Entertainment - 0.6%
Viacom, Inc., 1.25%, 2015	$650,000	$653,426
Walt Disney Co., 0.45%, 2015	490,000	489,627

		$1,143,053
Financial Institutions - 1.4%
General Electric Capital Corp., 2.15%, 2015	$200,000	$203,831
General Electric Capital Corp., FRN, 1.093%, 2014	700,000	700,585
General Electric Capital Corp., FRN, 0.843%, 2015	250,000	251,761
General Electric Capital Corp., FRN, 0.843%, 2016	500,000	502,843
LeasePlan Corp. N.V., 3%, 2017 (n)	340,000	343,944
LeasePlan Corp. N.V., 2.5%, 2018 (n)	200,000	197,141
NYSE Euronext, 2%, 2017	412,000	415,689

		$2,615,794
Food & Beverages - 5.1%
Anheuser-Busch InBev S.A., 3.625%, 2015	$500,000	$521,430
Anheuser-Busch InBev S.A., 0.8%, 2016	300,000	300,677
Anheuser-Busch InBev S.A., 1.375%, 2017	130,000	130,401
Campbell Soup Co., FRN, 0.542%, 2014	600,000	600,752
Coca-Cola Co., 1.15%, 2018	270,000	265,416
Coca-Cola Co., FRN, 0.342%, 2016	900,000	901,047
Coca-Cola Icecek Uretim, 4.75%, 2018 (n)	344,000	354,836
Conagra Foods, Inc., 5.875%, 2014	325,000	331,561
Conagra Foods, Inc., 1.3%, 2016	310,000	311,687
Diageo Capital PLC, 7.375%, 2014	400,000	403,095
Diageo Capital PLC, 1.5%, 2017	300,000	301,835
General Mills, Inc., 5.2%, 2015	400,000	423,543
Heineken N.V., 0.8%, 2015 (n)	500,000	500,013
Ingredion, Inc., 3.2%, 2015	135,000	140,160

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Ingredion, Inc., 1.8%, 2017	$167,000	$164,587
Kellogg Co., 4.45%, 2016	260,000	282,383
Kraft Foods Group, Inc. , 1.625%, 2015	480,000	486,986
Molson Coors Brewing Co., 2%, 2017	500,000	507,150
PepsiCo, Inc., 2.5%, 2016	365,000	379,812
Pernod-Ricard S.A., 2.95%, 2017 (n)	410,000	426,905
SABMiller Holdings, Inc., 1.85%, 2015 (n)	220,000	223,003
SABMiller Holdings, Inc., 2.45%, 2017 (n)	340,000	350,761
Want Want China Finance Co., 1.875%, 2018 (n)	360,000	347,383
Wm. Wrigley Jr. Co., 1.4%, 2016 (n)	423,000	425,600
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)	52,000	52,430

		$9,133,453
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015	$350,000	$363,221
Walgreen Co., 1%, 2015	650,000	653,475

		$1,016,696
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017	$442,000	$453,592

Insurance - 2.4%
Aflac, Inc., 3.45%, 2015	$400,000	$418,812
American International Group, Inc., 3%, 2015	140,000	144,162
American International Group, Inc., 5.85%, 2018	299,000	345,197
ING U.S., Inc., 2.9%, 2018	235,000	241,296
Lincoln National Corp., 4.3%, 2015	125,000	131,449
MassMutual Global Funding, FRN, 0.624%, 2014 (n)	130,000	130,064
MetLife Institutional Funding II LLC, FRN, 0.613%, 2015 (n)	350,000	350,938
MetLife, Inc., 1.756%, 2017	117,000	117,085
Metropolitan Life Global Funding I, 0.774%, 2016 (n)	530,000	533,044
New York Life Global Funding, 1.3%, 2015 (n)	740,000	746,285
PRICOA Global Funding I, FRN, 0.508%, 2015 (n)	290,000	290,409
Prudential Financial, Inc., FRN, 1.021%, 2018	650,000	651,221
UnumProvident Corp., 6.85%, 2015 (n)	157,000	172,839

		$4,272,801
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 2017	$94,000	$93,330
WellPoint, Inc., 5%, 2014	400,000	418,060
Wellpoint, Inc., 1.25%, 2015	30,000	30,269

		$541,659

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 1.0%
ACE Ltd., 2.6%, 2015	$215,000	$222,897
Aon Corp., 3.5%, 2015	375,000	392,590
AXIS Capital Holdings Ltd., 5.75%, 2014	370,000	387,963
Berkshire Hathaway, Inc., FRN, 0.941%, 2014	460,000	462,373
QBE Insurance Group Ltd., 2.4%, 2018 (n)	299,000	292,945

		$1,758,768
International Market Quasi-Sovereign - 6.1%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$487,000	$499,740
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	650,000	646,425
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	814,877
Dexia Credit Local S.A., 1.25%, 2016 (n)	590,000	593,291
Electricite de France PLC, 5.5%, 2014 (n)	500,000	503,625
FMS Wertmanagement, 0.625%, 2016	580,000	581,409
KfW Bankengruppe, 3.5%, 2014	175,000	176,559
KfW Bankengruppe, 0.5%, 2015	180,000	180,660
Kommunalbanken A.S., 1%, 2014 (n)	620,000	622,786
Kommunalbanken A.S., 0.375%, 2015 (n)	230,000	230,251
Kommunalbanken A.S., 1.75%, 2015 (n)	150,000	153,634
Kommunalbanken A.S., 0.75%, 2016 (n)	240,000	239,482
Kommunalbanken A.S., 1%, 2018 (n)	190,000	186,384
Kommunalbanken A.S., FRN, 0.367%, 2016 (n)	270,000	270,423
Kreditanstalt für Wiederaufbau, FRN, 0.216%, 2015	1,000,000	1,000,024
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	317,100
Municipality Finance PLC, 2.375%, 2016	690,000	719,306
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	753,795
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,001,560
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	151,988
Statoil A.S.A., 2.9%, 2014	125,000	127,677
Statoil A.S.A., 7.375%, 2016 (n)	400,000	458,020
Statoil A.S.A., 1.8%, 2016	180,000	184,885
Statoil A.S.A., FRN, 0.531%, 2018	290,000	289,897
Statoil A.S.A., FRN, 0.699%, 2018	250,000	251,580

		$10,955,378
International Market Sovereign - 1.5%
Kingdom of Denmark, 0.375%, 2016 (n)	$590,000	$588,879
Kingdom of Sweden, 1%, 2018 (n)	640,000	633,693
Republic of Finland, 1.25%, 2015 (n)	1,000,000	1,016,920
Republic of Iceland, 4.875%, 2016 (n)	381,000	396,716

		$2,636,208
Local Authorities - 2.3%
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	$1,500,000	$1,497,060
Province of British Columbia, 2.85%, 2015	1,000,000	1,038,850

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - continued
Province of Ontario, 2.3%, 2016	$300,000	$311,880
Province of Ontario, 1.1%, 2017	900,000	896,040
State of Illinois, 4.961%, 2016	355,000	377,631

		$4,121,461
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$300,000	$303,071

Major Banks - 9.4%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$200,773
ABN AMRO Bank N.V., 1.375%, 2016 (n)	750,000	756,334
ABN AMRO Bank N.V., FRN, 2.006%, 2014 (n)	230,000	230,611
ANZ National (International) Ltd., FRN, 1.252%, 2013 (n)	450,000	450,222
Bank of Montreal, 1.45%, 2018	1,700,000	1,671,897
Bank of Nova Scotia, FRN, 0.654%, 2016	800,000	801,822
Bank of Nova Scotia, FRN, 0.764%, 2016	230,000	231,202
BNP Paribas, 2.7%, 2018	580,000	594,280
BNP Paribas, FRN, 1.144%, 2014	380,000	380,327
Canadian Imperial Bank of Commerce, FRN, 0.766%, 2016	460,000	462,052
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	128,475
Commonwealth Bank of Australia, FRN, 0.752%, 2016 (n)	550,000	551,373
DBS Bank Ltd., 2.35%, 2017 (n)	420,000	431,133
DNB Bank A.S.A., 3.2%, 2017 (n)	620,000	652,215
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	442,118
HSBC Bank PLC, FRN, 0.881%, 2018 (n)	444,000	444,997
HSBC USA, Inc., 1.625%, 2018	100,000	99,595
ING Bank N.V., 3.75%, 2017 (n)	232,000	246,693
ING Bank N.V., FRN, 1.192%, 2016 (n)	310,000	312,774
ING Bank N.V., FRN, 1.642%, 2014 (n)	350,000	352,346
KeyCorp, 3.75%, 2015	100,000	104,828
Macquarie Bank Ltd., 5%, 2017 (n)	580,000	635,419
National Australia Bank Ltd., 2%, 2015	420,000	428,363
Nordea Bank AB, FRN, 0.699%, 2016 (n)	550,000	551,646
PNC Bank N.A., 1.3%, 2016	330,000	333,013
PNC Bank N.A., 1.15%, 2016	630,000	633,640
PNC Bank N.A., FRN, 0.548%, 2016	250,000	250,344
PNC Funding Corp., 3.625%, 2015	125,000	129,403
Royal Bank of Scotland PLC, 2.55%, 2015	530,000	542,932
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	128,616
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	100,000	101,402
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	104,090
Standard Chartered PLC, FRN, 1.189%, 2014 (n)	500,000	501,773
State Street Bank & Trust Co., FRN, 0.442%, 2015	406,000	405,110
Sumitomo Mitsui Banking Corp., 1.35%, 2015	420,000	423,937

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Wells Fargo & Co., 3.75%, 2014	$550,000	$565,155
Wells Fargo & Co., 1.25%, 2015	250,000	252,170
Wells Fargo & Co., FRN, 0.772%, 2016	420,000	421,443
Westpac Banking Corp., 0.95%, 2016	410,000	412,377
Westpac Banking Corp., 2%, 2017	610,000	622,744

		$16,989,644
Medical & Health Technology & Services - 1.5%
Baxter International, Inc., 1.85%, 2017	$210,000	$214,890
Becton, Dickinson & Co., 1.75%, 2016	150,000	153,710
Catholic Health Initiatives, 1.6%, 2017	250,000	245,980
Covidien International Finance S.A., 6%, 2017	231,000	267,545
Covidien International Finance S.A., 1.35%, 2015	250,000	252,367
Express Scripts Holding Co., 2.1%, 2015	385,000	391,422
McKesson Corp., 0.95%, 2015	360,000	360,225
McKesson Corp., 3.25%, 2016	375,000	392,867
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	450,660

		$2,729,666
Metals & Mining - 1.3%
Barrick Gold Corp., 2.5%, 2018	$200,000	$201,604
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	153,000	170,509
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	440,000	441,129
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	270,000	269,315
Glencore Funding LLC, FRN, 1.396%, 2016 (n)	490,000	488,123
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	560,000	579,040
Rio Tinto Finance (USA) Ltd., FRN, 1.083%, 2016	150,000	151,093

		$2,300,813
Mortgage-Backed - 3.5%
Fannie Mae, 5.05%, 2016	$750,462	$800,013
Fannie Mae, 0.595%, 2015	954,006	953,005
Fannie Mae, 5.132%, 2016	162,996	174,969
Fannie Mae, 1.114%, 2017	410,000	410,145
Fannie Mae, 4%, 2025	894,935	953,965
Fannie Mae, TBA, 3%, 2028	960,000	986,850
Freddie Mac, 1.655%, 2016	197,790	201,703
Freddie Mac, 1.426%, 2017	147,000	148,456
Freddie Mac, 3.5%, 2026 (f)	510,602	536,445
Freddie Mac, 2.5%, 2028	1,100,065	1,101,351

		$6,266,902
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$785,000	$783,493

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 2017 (n)	$550,000	$550,902

Natural Gas - Pipeline - 1.4%
Energy Transfer Partners LP, 8.5%, 2014	$257,000	$263,844
Enterprise Products Operating LP, 3.2%, 2016	400,000	419,687
Enterprise Products Operating LP, 6.5%, 2019	400,000	478,482
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	437,888
ONEOK Partners LP, 3.2%, 2018	270,000	279,109
TransCanada PipeLines Ltd., FRN, 0.928%, 2016	660,000	665,912

		$2,544,922
Network & Telecom - 2.0%
AT&T, Inc., 0.8%, 2015	$620,000	$619,286
AT&T, Inc., FRN, 0.624%, 2016	70,000	69,757
AT&T, Inc., FRN, 1.146%, 2018	780,000	783,010
BellSouth Corp., 5.2%, 2014	520,000	538,787
France Telecom, 2.125%, 2015	125,000	127,326
Verizon Communications, Inc., 0.7%, 2015	730,000	728,087
Verizon Communications, Inc., FRN, 1.773%, 2016	780,000	803,403

		$3,669,656
Oil Services - 0.1%
Transocean, Inc., 2.5%, 2017	$155,000	$157,245

Oils - 0.1%
Phillips 66, 1.95%, 2015	$180,000	$182,918

Other Banks & Diversified Financials - 5.4%
Abbey National Treasury Services PLC, 3.05%, 2018	$238,000	$247,327
American Express Centurion Bank, FRN, 0.689%, 2015	250,000	250,614
American Express Credit Corp., 2.8%, 2016	450,000	472,595
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.687%, 2016 (n)	400,000	400,039
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.868%, 2016 (n)	700,000	701,915
BB&T Corp., 2.05%, 2014	170,000	170,962
BB&T Corp., 1.45%, 2018	288,000	283,045
BBVA Senior Finance S.A. Unipersonal, FRN, 2.363%, 2014	300,000	301,899
Capital One Financial Corp., 2.15%, 2015	270,000	274,754
Capital One Financial Corp., FRN, 1.394%, 2014	450,000	451,935
Capital One Financial Corp., FRN, 0.878%, 2015	320,000	320,894
Danske Bank A.S., 3.75%, 2015 (n)	100,000	103,514
Groupe BPCE S.A., FRN, 1.488%, 2016	860,000	871,583
Intesa Sanpaolo S.p.A., 3.125%, 2016	370,000	377,733
Intesa Sanpaolo S.p.A., FRN, 2.638%, 2014 (n)	200,000	200,921
Lloyds Bank PLC, 2.3%, 2018	200,000	200,963

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	$675,000	$701,515
National Bank of Canada, 1.5%, 2015	270,000	273,819
Santander Holdings USA, Inc., 3.45%, 2018	260,000	269,215
Santander UK PLC, 3.875%, 2014 (n)	100,000	102,868
Skandinaviska Enskilda, 1.75%, 2018 (n)	271,000	267,986
SunTrust Banks, Inc., 3.5%, 2017	303,000	321,274
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	102,343
Svenska Handelsbanken AB, 2.875%, 2017	289,000	301,369
Svenska Handelsbanken AB, FRN, 0.7%, 2016	680,000	682,030
Svenska Handelsbanken AB, FRN, 0.721%, 2016	250,000	250,279
Swedbank AB, 2.125%, 2017 (n)	311,000	314,932
Union Bank, FRN, 1.192%, 2014	500,000	502,122

		$9,720,445
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$320,000	$325,825

Pharmaceuticals - 2.4%
AbbVie, Inc., FRN, 0.998%, 2015	$550,000	$555,497
Amgen, Inc., 2.3%, 2016	450,000	465,472
Bristol-Myers Squibb Co., 0.875%, 2017	615,000	604,230
Celgene Corp., 2.45%, 2015	425,000	438,198
Mylan, Inc., 1.8%, 2016 (n)	430,000	435,688
Mylan, Inc., 1.35%, 2016	105,000	105,208
Sanofi, 1.2%, 2014	200,000	201,400
Sanofi, 1.25%, 2018	800,000	787,037
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	421,671
Watson Pharmaceuticals, Inc., 1.875%, 2017	260,000	259,403

		$4,273,804
Printing & Publishing - 0.5%
Pearson PLC, 4%, 2016 (n)	$500,000	$530,640
Thomson Reuters Corp., 0.875%, 2016	410,000	410,666

		$941,306
Real Estate - 1.1%
ERP Operating, REIT, 5.125%, 2016	$510,000	$556,798
HCP, Inc., REIT, 2.7%, 2014	470,000	471,505
Health Care REIT, Inc., 2.25%, 2018	150,000	149,771
Mack-Cali Realty LP, 2.5%, 2017	200,000	198,577
Simon Property Group, Inc., REIT, 6.1%, 2016	222,000	246,915
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	167,000	164,094
Ventas Realty LP, 1.55%, 2016	250,000	251,772

		$2,039,432

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.5%
AutoZone, Inc., 6.5%, 2014	$125,000	$125,834
Home Depot, Inc., 5.25%, 2013	125,000	125,209
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	418,050
Wesfarmers Ltd., 1.874%, 2018 (n)	233,000	231,204

		$900,297
Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc., 2%, 2016	$104,000	$106,884
Airgas, Inc., 2.95%, 2016	400,000	416,456
Ecolab, Inc., 2.375%, 2014	200,000	203,740
Ecolab, Inc., 1%, 2015	350,000	351,350

		$1,078,430
Supermarkets - 0.2%
Tesco PLC, 2%, 2014 (n)	$280,000	$283,817
Woolworths Ltd., 2.55%, 2015 (n)	125,000	128,791

		$412,608
Supranational - 1.0%
Council of Europe, 4.5%, 2014	$800,000	$819,552
International Bank for Reconstruction and Development, 0.5%, 2016	1,000,000	1,000,459

		$1,820,011
Telecommunications - Wireless - 0.8%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$205,579
American Tower Trust I, REIT, 1.551%, 2018 (n)	500,000	487,777
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	579,517
Vodafone Group PLC, 4.15%, 2014	125,000	127,318

		$1,400,191
Tobacco - 0.7%
B.A.T. International Finance PLC, 1.4%, 2015 (n)	$470,000	$474,638
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	206,000	204,871
Lorillard Tobacco Co., 3.5%, 2016	190,000	200,702
Reynolds American, Inc., 1.05%, 2015	420,000	421,675

		$1,301,886
Transportation - Services - 0.2%
ERAC USA Finance Co., 1.4%, 2016 (n)	$200,000	$200,732
ERAC USA Finance Co., 2.75%, 2017 (n)	202,000	209,805

		$410,537
U.S. Government Agencies and Equivalents - 2.7%
Aid-Egypt, 4.45%, 2015	$730,000	$783,192
Federal Home Loan Bank, 1.375%, 2014 (f)	2,000,000	2,012,002

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
National Credit Union Administration, 1.4%, 2015	$820,000	$833,874
Private Export Funding Corp., 1.875%, 2018	610,000	618,606
Small Business Administration, 2.25%, 2021	648,847	669,763

		$4,917,437
Utilities - Electric Power - 3.6%
American Electric Power Co., Inc., 1.65%, 2017	$220,000	$218,151
Dominion Resources, Inc., 1.95%, 2016	460,000	469,839
Duke Energy Corp., 6.3%, 2014	525,000	529,741
Duke Energy Corp., 1.625%, 2017	110,000	110,582
Duke Energy Indiana, Inc., FRN, 0.596%, 2016	200,000	200,472
Enel Finance International S.A., 6.25%, 2017 (n)	410,000	462,157
Exelon Generation Co. LLC, 5.35%, 2014	400,000	402,155
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	475,000	485,450
ITC Holdings Corp., 5.875%, 2016 (n)	256,000	284,631
NextEra Energy Capital Co., 1.2%, 2015	70,000	70,551
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	618,000	621,248
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	280,000	281,158
PG&E Corp., 5.75%, 2014	200,000	203,298
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	461,759
Progress Energy, Inc., 6.05%, 2014	500,000	507,752
PSEG Power LLC, 2.75%, 2016	190,000	197,698
Southern Co., 2.375%, 2015	550,000	564,408
Southern Co., 2.45%, 2018	50,000	50,836
Virginia Electric and Power Co., 1.2%, 2018	410,000	403,537

		$6,525,423
Total Bonds (Identified Cost, $162,764,627)		$164,030,698

Money Market Funds - 8.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	15,364,400	$15,364,400
Total Investments (Identified Cost, $178,129,027)		$179,395,098

Other Assets, Less Liabilities - 0.7%		1,327,296
Net Assets - 100.0%		$180,722,394

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,187,987 representing 32.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

18

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 2016	10/16/13	$719,983	$720,477
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 11/30/13

Forward Foreign Currency Exchange Contracts at 11/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank	5,253,632	2/12/14	$4,939,097	$4,759,836	$179,261
SELL	CAD	JPMorgan Chase Bank	3,061,484	2/12/14	2,926,177	2,876,041	50,136

19

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	CHF	JPMorgan Chase Bank	451,509	2/12/14	$496,000	$498,461	$2,461
BUY	EUR	Goldman Sachs International	1,469,939	2/12/14	1,985,292	1,997,479	12,187
BUY	GBP	Goldman Sachs International	110,160	2/12/14	177,000	180,157	3,157
BUY	GBP	JPMorgan Chase Bank	1,022,725	2/12/14	1,631,533	1,672,586	41,053
SELL	JPY	JPMorgan Chase Bank	142,171,106	2/12/14	1,442,000	1,388,463	53,537
SELL	NOK	JPMorgan Chase Bank	12,904,300	2/12/14	2,156,525	2,100,482	56,043
SELL	SEK	Goldman Sachs International	22,583,710	2/12/14	3,469,000	3,437,946	31,054

							$428,889

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	954,018	2/12/14	$903,000	$864,349	$(38,651)
BUY	CAD	JPMorgan Chase Bank	785,096	2/12/14	752,000	737,540	(14,460)
SELL	CHF	JPMorgan Chase Bank	6,826,894	2/12/14	7,492,333	7,536,820	(44,487)
SELL	EUR	Goldman Sachs International	339,266	2/12/14	459,000	461,024	(2,024)
BUY	JPY	JPMorgan Chase Bank	114,757,318	2/12/14	1,162,531	1,120,736	(41,795)
BUY	NOK	Goldman Sachs International	21,833,372	2/12/14	3,652,000	3,553,902	(98,098)
BUY	NZD	JPMorgan Chase Bank	334,683	2/12/14	279,000	270,912	(8,088)
BUY	SEK	Goldman Sachs International	31,461,363	2/12/14	4,808,768	4,789,400	(19,368)
BUY	SEK	JPMorgan Chase Bank	14,557,514	2/12/14	2,226,702	2,216,107	(10,595)

							$(277,566)

20

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	9	$970,509	December - 2013	$4,854
Australian SPI 200 Index (Short)	AUD	18	2,182,825	December - 2013	6,116
DAX Index (Long)	EUR	10	3,196,917	December - 2013	237,342
FTSE 100 Index (Short)	GBP	5	544,152	December - 2013	6
IBEX Index (Long)	EUR	34	4,538,979	December - 2013	19,963
KOSPI Index (Long)	KRW	10	1,276,339	December - 2013	7,544
MSCI Taiwan Index (Long)	USD	78	2,311,920	December - 2013	63,568
NIKKEI 225 Index (Long)	JPY	23	3,533,799	December - 2013	320,686
OMX Index (Long)	SEK	16	319,727	December - 2013	6,037

					$666,116

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	77	$8,052,111	December - 2013	$36,748

					$702,864

Liability Derivatives
Equity Futures
Bovespa Index (Long)	BRL	50	$1,126,529	December - 2013	$(8,104)
CAC 40 Index (Short)	EUR	5	291,191	December - 2013	(1,000)
FTSE JSE Top 40 Index (Long)	ZAR	58	2,295,008	December - 2013	(14,267)
Hang Seng China ENT Index (Long)	HKD	66	4,880,265	December - 2013	(36,016)
Hang Seng Index (Short)	HKD	16	2,468,452	December - 2013	(13,528)
ISE 30 Index (Short)	TRY	183	841,408	December - 2013	(6,162)
Mex Bolsa Index (Short)	MXN	34	1,099,432	December - 2013	(40,392)
MSCI Singapore Index (Short)	SGD	26	1,525,792	December - 2013	(5,829)
NIFTY Index (Short)	USD	57	709,992	December - 2013	(14,137)
Russell 2000 Index (Short)	USD	23	2,625,910	December - 2013	(211,094)
S&P 500 E-Mini Index (Short)	USD	17	1,533,485	December - 2013	(99,674)
S&P TSX 60 Index (Short)	CAD	10	1,451,602	December - 2013	(81,953)

					$(532,156)

Interest Rate Futures
Euro Bund (Short)	EUR	37	$7,124,555	December - 2013	$(211,761)
GB Govt Bond 10 yr (Short)	GBP	15	2,674,369	March - 2014	(3,989)
Canadian Treasury Bond 10 yr (Short)	CAD	3	363,371	March - 2014	(1,084)
Japan Govt Bond 10 yr (Short)	JPY	10	14,163,698	December - 2013	(222,119)

21

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures – continued
U.S. Treasury Note 10 yr (Long)	USD	67	$8,400,125	March - 2014	$(25,920)
U.S. Treasury Note 5 yr (Short)	USD	29	3,506,734	March - 2014	(2,219)

					$(467,092)

					$(999,248)

At November 30, 2013, the fund had cash collateral of $1,141,013 and other liquid securities with an aggregate value of $2,054,861 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $162,764,627)	$164,030,698
Underlying affiliated funds, at cost and value	15,364,400
Total investments, at value (identified cost, $178,129,027)	$179,395,098
Cash	338,531
Restricted cash	1,141,013
Receivables for
Forward foreign currency exchange contracts	428,889
Daily variation margin on open futures contracts	37,698
Fund shares sold	360,213
Interest	739,011
Receivable from investment adviser	26,625
Total assets	$182,467,078
Liabilities
Payables for
Distributions	$25
Forward foreign currency exchange contracts	277,566
Investments purchased	349,979
TBA purchase commitments	992,888
Fund shares reacquired	8,716
Payable to affiliates
Shareholder servicing costs	50,646
Distribution and service fees	599
Payable for independent Trustees’ compensation	3
Accrued expenses and other liabilities	64,262
Total liabilities	$1,744,684
Net assets	$180,722,394
Net assets consist of
Paid-in capital	$184,342,977
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,013,365
Accumulated net realized gain (loss) on investments and foreign currency	(4,080,537)
Accumulated distributions in excess of net investment income	(553,411)
Net assets	$180,722,394
Shares of beneficial interest outstanding	18,660,628

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,367,840	451,133	$9.68
Class B	770,155	79,692	9.66
Class C	3,607,568	373,395	9.66
Class I	2,695,792	278,203	9.69
Class R1	112,025	11,581	9.67
Class R2	99,376	10,265	9.68
Class R3	100,043	10,333	9.68
Class R4	100,715	10,403	9.68
Class R5	168,868,880	17,435,623	9.69

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.16 [100 / 95.25 x $9.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,182,724
Dividends from underlying affiliated funds	7,547
Total investment income	$1,190,271
Expenses
Management fee	$549,591
Distribution and service fees	27,821
Shareholder servicing costs	218,783
Administrative services fee	15,904
Independent Trustees’ compensation	2,385
Custodian fee	25,531
Shareholder communications	7,217
Audit and tax fees	40,963
Legal fees	978
Registration fees	52,240
Miscellaneous	15,512
Total expenses	$956,925
Fees paid indirectly	(16)
Reduction of expenses by investment adviser and distributor	(203,320)
Net expenses	$753,589
Net investment income	$436,682
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(4,645)
Futures contracts	894,011
Foreign currency	(290,979)
Net realized gain (loss) on investments and foreign currency	$598,387
Change in unrealized appreciation (depreciation)
Investments	$(54,671)
Futures contracts	(704,317)
Translation of assets and liabilities in foreign currencies	(160,185)
Net unrealized gain (loss) on investments and foreign currency translation	$(919,173)
Net realized and unrealized gain (loss) on investments and foreign currency	$(320,786)
Change in net assets from operations	$115,896

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/13 (unaudited)	Year ended 5/31/13
From operations
Net investment income	$436,682	$818,123
Net realized gain (loss) on investments and foreign currency	598,387	287,738
Net unrealized gain (loss) on investments and foreign currency translation	(919,173)	2,261,552
Change in net assets from operations	$115,896	$3,367,413
Distributions declared to shareholders
From net investment income	$(860,399)	$(1,856,658)
Change in net assets from fund share transactions	$23,916,828	$42,792,362
Total change in net assets	$23,172,325	$44,303,117
Net assets
At beginning of period	157,550,069	113,246,952
At end of period (including accumulated distributions in excess of net investment income of $553,411 and $129,694, respectively)	$180,722,394	$157,550,069

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/13		Years ended 5/31
Class A			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.73		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.04	$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.21	(0.37)		0.09
Total from investment operations	$(0.01)		$0.25	$(0.33)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.11)	$(0.14)		$(0.02)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.11)	$(0.16)		$(0.02)
Net asset value, end of period (x)	$9.68		$9.73	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	(0.14	)(n)	2.66	(3.31)		0.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.51	1.35		2.63	(a)
Expenses after expense reductions (f)	1.14	(a)	1.15	1.15		1.15	(a)
Net investment income	0.26	(a)	0.40	0.43		0.42	(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$4,368		$3,348	$3,197		$614

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class B			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.21	(0.38)		0.10
Total from investment operations	$(0.06)		$0.18	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.05)	$(0.07)		$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.01)		—
Total distributions declared to shareholders	$(0.00	)(w)	$(0.05)	$(0.08)		$(0.01)
Net asset value, end of period (x)	$9.66		$9.72	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	(0.58	)(n)	1.85	(4.04)		0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.26	2.07		3.36	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90	1.90		1.90	(a)
Net investment income (loss)	(0.49	)(a)	(0.34)	(0.30)		(0.55	)(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$770		$668	$765		$153

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class C			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.72		$9.58	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.22	(0.38)		0.10
Total from investment operations	$(0.05)		$0.19	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)	$(0.08)		$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.01)		—
Total distributions declared to shareholders	$(0.01)		$(0.05)	$(0.09)		$(0.01)
Net asset value, end of period (x)	$9.66		$9.72	$9.58		$10.08
Total return (%) (r)(s)(t)(x)	(0.56	)(n)	1.97	(4.11)		0.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.26	2.09		3.38	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90	1.90		1.90	(a)
Net investment income (loss)	(0.49	)(a)	(0.34)	(0.31)		(0.40	)(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$3,608		$1,999	$1,231		$238
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class I			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.74		$9.60	$10.09		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.08	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.19	(0.37)		0.10
Total from investment operations	$—		$0.27	$(0.31)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.16)		$(0.02)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.02)		—
Total distributions declared to shareholders	$(0.05)		$(0.13)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.69		$9.74	$9.60		$10.09
Total return (%) (r)(s)(x)	(0.01	)(n)	2.86	(3.08)		1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.23	1.07		2.32	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90		0.90	(a)
Net investment income	0.51	(a)	0.83	0.65		0.37	(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$2,696		$2,244	$107,665		$39,829

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R1			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.21	(0.38)		0.09
Total from investment operations	$(0.05)		$0.18	$(0.41)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.05)	$(0.07)		$(0.00	)(w)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.01)		—
Total distributions declared to shareholders	$(0.00	)(w)	$(0.05)	$(0.08)		$(0.00	)(w)
Net asset value, end of period (x)	$9.67		$9.72	$9.59		$10.08
Total return (%) (r)(s)(x)	(0.48	)(n)	1.84	(4.06)		0.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.26	2.05		3.37	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90	1.90		1.90	(a)
Net investment income (loss)	(0.49	)(a)	(0.35)	(0.35)		(0.61	)(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$112		$99	$97		$101

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R2			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.73		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.02	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		0.21	(0.37)		0.09
Total from investment operations	$(0.03)		$0.23	$(0.36)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.09)	$(0.11)		$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.09)	$(0.13)		$(0.01)
Net asset value, end of period (x)	$9.68		$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(0.27	)(n)	2.41	(3.57)		0.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.76	1.55		2.87	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40		1.40	(a)
Net investment income (loss)	0.01	(a)	0.16	0.14		(0.12	)(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$99		$100	$97		$101

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R3			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.73		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.04	$0.04		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.21	(0.37)		0.09
Total from investment operations	$(0.01)		$0.25	$(0.33)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.11)	$(0.14)		$(0.01)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.11)	$(0.16)		$(0.01)
Net asset value, end of period (x)	$9.68		$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(0.14	)(n)	2.65	(3.33)		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.51	1.30		2.62	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15		1.15	(a)
Net investment income	0.26	(a)	0.41	0.39		0.14	(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$100		$100	$98		$101

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 11/30/13		Years ended 5/31
Class R4			2013	2012		2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.73		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.22	(0.37)		0.09
Total from investment operations	$—		$0.28	$(0.31)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.14)	$(0.16)		$(0.02)
From net realized gain on investments	—		—	(0.00	)(w)	—
From tax return of capital	—		—	(0.02)		—
Total distributions declared to shareholders	$(0.05)		$(0.14)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.68		$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(0.01	)(n)	2.91	(3.08)		0.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.26	1.05		2.37	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90		0.90	(a)
Net investment income	0.51	(a)	0.66	0.64		0.39	(a)
Portfolio turnover	12	(n)	29	10		0	(z)
Net assets at end of period (000 omitted)	$101		$101	$98		$101

See Notes to Financial Statements

34

Financial Highlights – continued

Class R5	Six months ended 11/30/13		Period ended 5/31/13 (i)
	(unaudited)
Net asset value, beginning of period	$9.73		$9.68
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.10(g	)
Total from investment operations	$0.01		$0.14
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)
Net asset value, end of period (x)	$9.69		$9.73
Total return (%) (r)(s)(x)	0.11	(n)	1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.23	(a)
Expenses after expense reductions (f)	0.86	(a)	0.89	(a)
Net investment income	0.55	(a)	0.56	(a)
Portfolio turnover	12	(n)	29
Net assets at end of period (000 omitted)	$168,869		$148,892

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	Less than 0.5%.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

36

Notes to Financial Statements (unaudited) – continued

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where

37

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,917,437	$—	$4,917,437
Non-U.S. Sovereign Debt	—	18,580,672	—	18,580,672
Municipal Bonds	—	783,493	—	783,493
U.S. Corporate Bonds	—	58,714,965	—	58,714,965
Residential Mortgage-Backed Securities	—	6,266,901	—	6,266,901
Commercial Mortgage-Backed Securities	—	2,106,120	—	2,106,120
Asset-Backed Securities (including CDOs)	—	20,486,817	—	20,486,817
Foreign Bonds	—	52,174,293	—	52,174,293
Mutual Funds	15,364,400	—	—	15,364,400
Total Investments	$15,364,400	$164,030,698	$—	$179,395,098

Other Financial Instruments
Futures Contracts	$(296,384)	$—	$—	$(296,384)
Forward Foreign Currency Exchange Contracts	—	151,323	—	151,323

38

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$36,748	$(467,092)
Foreign Exchange	Forward Foreign Currency Exchange	428,889	(277,566)
Equity	Equity Futures	666,116	(532,156)
Total		$1,131,753	$(1,276,814)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

39

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$164,418	$—
Foreign Exchange	—	(290,956)
Equity	729,593	—
Total	$894,011	$(290,956)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(504,484)	$—
Foreign Exchange	—	(138,474)
Equity	(199,833)	—
Total	$(704,317)	$(138,474)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to

40

Notes to Financial Statements (unaudited) – continued

cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2013:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$334,082	$(296,384)
Forward Foreign Currency Exchange Contracts	428,889	(277,566)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$762,971	$(573,950)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	334,082	(296,384)
Total Gross Amount of Derivative Assets and Liabilites Subject to a Master Netting Agreement or Similar Arrangement	$428,889	$(277,566)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at November 30, 2013:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$46,398	(46,398)	—	—	$—
JP Morgan Chase Bank N.A.	382,491	(158,076)	—	(151,197)	73,218
Total	$428,889	(204,474)	—	(151,197)	$73,218

41

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at November 30, 2013:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(119,490)	46,398	—	—	$(73,092)
JP Morgan Chase Bank N.A.	(158,076)	158,076	—	—	—
Total	$(277,566)	204,474	—	—	$(73,092)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

42

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s

43

Notes to Financial Statements (unaudited) – continued

net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/13
Ordinary income (including any short-term capital gains)	$1,856,658

44

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/13
Cost of investments	$179,639,776
Gross appreciation	1,210,650
Gross depreciation	(1,455,328)
Net unrealized appreciation (depreciation)	$(244,678)

As of 5/31/13
Undistributed ordinary income	6,694
Capital loss carryforwards	(2,557,781)
Post-October capital loss deferral	(329,209)
Other temporary differences	249,713
Net unrealized appreciation (depreciation)	(245,497)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(1,846,432)
Long-Term	(711,349)
Total	$(2,557,781)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

45

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/13	Year ended 5/31/13 (i)
Class A	$15,692	$41,989
Class B	251	3,904
Class C	2,087	5,481
Class I	13,668	606,419
Class R1	31	472
Class R2	247	924
Class R3	375	1,163
Class R4	503	1,416
Class R5	827,545	1,194,890
Total	$860,399	$1,856,658

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2013, the management fee reduction amounted to $1,063 which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Prior to October 1, 2013, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.89%

This written agreement expired September 30, 2013. For the period June 1, 2013 through September 30, 2013, this reduction amounted to $126,826 and is reflected as

46

Notes to Financial Statements (unaudited) – continued

a reduction of total expenses in the Statement of Operations. Effective October 1, 2013, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.85%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2014. For the period October 1, 2013 through November 30, 2013, this reduction amounted to $75,131 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,265 for the six months ended November 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,148
Class B	0.75%	0.25%	1.00%	1.00%	3,619
Class C	0.75%	0.25%	1.00%	1.00%	18,166
Class R1	0.75%	0.25%	1.00%	1.00%	515
Class R2	0.25%	0.25%	0.50%	0.50%	248
Class R3	—	0.25%	0.25%	0.25%	125
Total Distribution and Service Fees					$27,821

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2013, this rebate amounted to $142 for Class A and is reflected as a reduction of total expenses in the Statement of Operations.

47

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2013, were as follows:

Amount
Class A	$—
Class B	711
Class C	478

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2013, the fee was $1,336, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,701.

Under to a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2013, these costs for the fund amounted to $213,746 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2013 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD and MFSC.

48

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $432 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $158, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 28, 2012, MFS purchased 10,331 shares of Class R5 for an aggregate amount of $100,000. On September 11, 2013, MFS redeemed 10,423 shares of Class R5 for an aggregate amount of $100,582.

At November 30, 2013, MFS held 88%, 100%, 100% and 100% of the outstanding shares of Class R1, Class R2, Class R3 and Class R4, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,948,287	$3,296,778
Investments (non-U.S. Government securities)	$32,089,674	$15,314,415

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/13		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	181,829	$1,753,828	294,326	$2,868,518
Class B	18,659	179,931	29,104	283,379
Class C	285,843	2,760,008	176,086	1,714,578
Class I	126,127	1,222,690	1,671,628	16,204,550
Class R1	1,444	13,965	—	—
Class R5	2,148,237	20,755,859	15,295,309	148,713,407
	2,762,139	$26,686,281	17,466,453	$169,784,432

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/13		Year ended 5/31/13 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,594	$15,382	4,205	$40,848
Class B	24	228	391	3,797
Class C	212	2,040	563	5,457
Class I	1,415	13,668	62,764	606,419
Class R1	3	31	48	472
Class R2	25	247	95	924
Class R3	38	375	120	1,163
Class R4	53	503	146	1,416
Class R5	85,677	827,545	122,537	1,194,890
	89,041	$860,019	190,869	$1,855,386

Shares reacquired
Class A	(76,364)	$(737,815)	(287,772)	$(2,806,272)
Class B	(7,738)	(74,567)	(40,521)	(394,143)
Class C	(118,404)	(1,140,283)	(99,335)	(964,345)
Class I	(79,788)	(771,115)	(12,719,720)	(123,491,872)
Class R1	— (a)	(5)	—	—
Class R5	(93,799)	(905,687)	(122,338)	(1,190,824)
	(376,093)	$(3,629,472)	(13,269,686)	$(128,847,456)

Net change
Class A	107,059	$1,031,395	10,759	$103,094
Class B	10,945	105,592	(11,026)	(106,967)
Class C	167,651	1,621,765	77,314	755,690
Class I	47,754	465,243	(10,985,328)	(106,680,903)
Class R1	1,447	13,991	48	472
Class R2	25	247	95	924
Class R3	38	375	120	1,163
Class R4	53	503	146	1,416
Class R5	2,140,115	20,677,717	15,295,508	148,717,473
	2,475,087	$23,916,828	4,387,636	$42,792,362

(a)	Less than 1 share.
(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund, the MFS

50

Notes to Financial Statements (unaudited) – continued

Lifetime 2030 Fund, and the MFS Lifetime 2010 Fund were the owners of record of approximately 30%, 29%, 24%, 4%, 3%, 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund were the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2013, the fund’s commitment fee and interest expense were $365 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,810,342	30,987,351	(25,433,293)	15,364,400

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,547	$15,364,400

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

52

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2012. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 30, 2011 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information

53

Board Review of Investment Advisory Agreement – continued

provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and

54

Board Review of Investment Advisory Agreement – continued

MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

55

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

56

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2014

*	Print name and title of each signing officer under his or her signature.